As filed with the Securities and Exchange Commission on April 8, 2022

Securities Act File No. 333-240059

1940 Act File No. 811-03373

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __	☒
Post-Effective Amendment No. 122	☐
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 123	☐

(Check appropriate box or boxes.)

SEGALL BRYANT & HAMILL TRUST

(Exact name of Registrant as Specified in Charter)

 225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip Code)

 Registrant’s Telephone Number, including Area Code: (513) 587-3400

Maggie Bull, Secretary

Segall Bryant & Hamill Trust

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Name and Address of Agent of Service)

Copy to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	on May 1, 2022, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. The Funds will not commence operations nor sell shares until such shares are listed on the NYSE, ARCA, Inc. (the “Exchange”). This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION – Dated [                                    ]

[CI Cabana LOGO]

Fund Name	Ticker
CI Cabana Focused Consumer Cyclicals & Services Sector ETF	CCFD
CI Cabana Focused Consumer Non-Cyclicals Sector ETF	CCFS
CI Cabana Focused Energy Sector ETF	CCFE
CI Cabana Focused Financial Sector ETF	CCFF
CI Cabana Focused Health Care Sector ETF	CCFH
CI Cabana Focused Industrials Sector ETF	CCFI
CI Cabana Focused Non-Energy Materials Sector ETF	CCFM
CI Cabana Focused Real Estate Sector ETF	CCFR
CI Cabana Focused Technology Sector ETF	CCFT
CI Cabana Focused Utilities Sector ETF	CCFU

Primary Listing Exchange for the Funds: NYSE Arca

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

About This Prospectus

Fund Summary - CI Cabana Focused Consumer Cyclicals & Services Sector ETF

Investment Objective

The CI Cabana Focused Consumer Cyclicals & Services Sector ETF seeks to track the performance of a benchmark index that measures the investment return of consumer cyclicals and services stocks. The Fund provides focused exposure to the largest companies by market capitalization in the consumer cyclicals and consumer services sector of the U.S. stock market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and Service (12b-1) Fees	[ ]%
Other Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Fee Waiver/Expense Reimbursement [1]	[ ]%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	[ ]%

[1]	The Adviser has contractually agreed until at least June [30], 2023 to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding [0.XX]% of the Fund’s average daily net assets for at least one year from the date of this Prospectus, unless earlier terminated by the Board of Trustees for any reason at any time.

The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years after the date of the waiver or payment, provided that no reimbursement will cause the Fund’s annual expense ratio to exceed the lesser of the (i) expense limitation amount in effect at the time such fees were waived or payments made, and (ii) the expense limitation amount in effect at the time of the reimbursement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance. This portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions. As the Fund recently commenced operations, there is not yet any portfolio turnover to report.

Principal Investment Strategies

The CI Cabana Focused Consumer Cyclicals & Services Sector ETF employs an indexing approach designed to track the performance of the Solactive United States Consumer Cyclicals & Services Select 25 Equal Weight Index (the “Underling Index”), an index consisting of U.S. companies within the Consumer Cyclicals & Consumer Services sector, as classified under the FactSet Revere Business Industry Classifications System (“RBICS”). The RBICS Consumer Cyclicals & Consumer Services sector is made up of eligible securities that are assigned to the Economy “Consumer Cyclicals” or “Consumer Services” according to the RBICs Industry Classification (the “Index Universe”). Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings) in the equity securities that make up its Underlying Index.

Based on the index universe, the initial composition of the Underlying Index as well as any selection for an ordinary rebalance is determined on the selection day (the “Selection Day”) in accordance with the following rules (the “Index Component Requirements”):

1.	Securities within each Index Universe are sorted by the number of outstanding shares for trading by the general public excluding shares held by company insiders and governments (” Free Float Market Capitalization”) in descending order. Each security is assigned a rank based on the position in the sorted list, e.g., the security with the highest Free Float Market Capitalization is assigned rank 1.

2.	All securities ranked in the top 21 are selected as index components (“Index Components”) for the Underlying Index.

3.	Current Index Components with a rank from 22 to 30 are added to the Underlying Index until the total number of securities in the Underlying Index reaches 25.

4.	If the total number of securities is still below 25 after the previous steps, the highest-ranking securities are added to the Underlying Index until 25 securities are reached.

5.	In case an Index Universe contains fewer than 25 securities, all components of the Index Universe are selected as Index Components for the Underlying Index.

6.	In the event that the Adviser is not able to select 20 securities in the Underlying Index for inclusion in the Fund, the Adviser reserves the right to substitute an alternative security such as an ETF that is comparable to the Fund’s investment objective.

The selection of the Index Components is fully rule-based and Cabana, LLC, the investment adviser (the “Adviser”) cannot make any discretionary decision, except as described in item six above. On each day on which the securities are selected (“Selection Day”) each Index Component is assigned an equal weight.

The Underlying Index is sponsored by Solactive AG (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and the Adviser. The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund or exchange-traded Fund (“ETF”) investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. The Fund is subject to the following principal risks:

Sector Risk. There is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme or volatile than fluctuations in the overall market. Because the Fund seeks to invest all, or substantially all, of its assets in the consumer services & cyclical sector, the Fund’s performance largely depends—for better or for worse—on the general condition of that sector. Companies in the consumer services & cyclical sector could be affected by, among other things, overall economic conditions, competition, and government regulation.

Large-Capitalization Risk. An investment strategy’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy that seeks to track the performance of the Underlying Index. This differs from an actively managed mutual fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Underlying Index regardless of the current or projected performance of a specific security or the relevant sector as a whole. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s returns to be lower than if the Fund employed an active strategy.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The Underlying Index is comprised of common stocks, which generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer. Historically, the equity markets have moved in cycles, and the value of a Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Exchange Traded Fund Risk. Because shares of ETFs (“ETF Shares”) are traded on an exchange, they are subject to additional risks:

The Fund’s ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (“NAV”), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although the Fund’s ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of the Fund’s ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund’s ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

COVID-19 Risks. The impact of COVID-19, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Performance information will be available after the Fund completes a full calendar year of operations. Updated performance information, when available, will be available online at www. cabanaetfs.com or by calling 1-866-239-9536.

Investment Advisers

Cabana LLC d/b/a Cabana Asset Management serves as the investment adviser to the Fund.

Exchange Traded Concepts, LLC serves as the sub-adviser to the Fund.

Portfolio Managers

G. Chadd Mason, CEO of the Adviser, has served as a portfolio manager of the Fund since its inception in 2022.

Andrew Serowik, Portfolio Manager of the Sub-Adviser has served as a portfolio manager of the Fund since its inception in 2022.

Gabriel Tan, Portfolio Manager of the Sub-Adviser has served as a portfolio manager of the Fund since its inception in 2022.

Todd Alberico, Portfolio Manager of the Sub-Adviser has served as a portfolio manager of the Fund since its inception in 2022.

For important information about the purchase and sale of shares of the Fund, taxes, and financial intermediary compensation, please review the section “Summary Information About Purchasing and Selling Shares, Taxes, and Financial Intermediary Compensation” of the Prospectus.

Fund Summary - CI Cabana Focused Consumer Non-Cyclicals Sector ETF

Investment Objective

The CI Cabana Focused Consumer Non-Cyclicals Sector ETF seeks to track the performance of a benchmark index that measures the investment return of consumer non-cyclicals stocks. The Fund provides focused exposure to the largest companies by market capitalization in the consumer non-cyclicals sector of the U.S. stock market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and Service (12b-1) Fees	[ ]%
Other Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Fee Waiver/Expense Reimbursement [1]	[ ]%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	[ ]%

[1]	The “Adviser has contractually agreed until at least June [30], 2023 to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding [0.XX]% of the Fund’s average daily net assets for at least one year from the date of this Prospectus, unless earlier terminated by the Board of Trustees for any reason at any time.

The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years after the date of the waiver or payment, provided that no reimbursement will cause the Fund’s annual expense ratio to exceed the lesser of the (i) expense limitation amount in effect at the time such fees were waived or payments made, and (ii) the expense limitation amount in effect at the time of the reimbursement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance. This portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions. As the Fund recently commenced operations, there is not yet any portfolio turnover to report.

Principal Investment Strategies

The CI Cabana Focused Consumer Non-Cyclicals Sector ETF employs an indexing approach designed to track the performance of the Solactive Consumer Non-Cyclicals Select 25 Equal Weight Index (the “Underlying Index”), an index consisting of U.S. companies with the Consumer Non-Cyclicals sector as classified under the FactSet Revere Business Industry Classifications System (“RBICS”) Industry Classification (“Underlying Index”). The RBICS Consumer Non-Cyclicals sector is made up of eligible securities that are assigned to the Economy “Consumer Non-Cyclicals” according to the RBICs Industry Classification (the “Index Universe”). Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings) in the equity securities that make up its Underlying Index.

Based on the index universe, the initial composition of the Underlying Index as well as any selection for an ordinary rebalance is determined on the selection day (the “Selection Day”) in accordance with the following rules (the “Index Component Requirements”):

1.	Securities within each Index Universe are sorted by the number of outstanding shares for trading by the general public excluding shares held by company insiders and governments (” Free Float Market Capitalization”) in descending order. Each security is assigned a rank based on the position in the sorted list, e.g., the security with the highest Free Float Market Capitalization is assigned rank 1.

2.	All securities ranked in the top 21 are selected as index components (“Index Components”) for the Underlying Index.

3.	Current Index Components with a rank from 22 to 30 are added to the Underlying Index until the total number of securities in the Underlying Index reaches 25.

4.	If the total number of securities is still below 25 after the previous steps, the highest-ranking securities are added to the Underlying Index until 25 securities are reached.

5.	In case an Index Universe contains fewer than 25 securities, all components of the Index Universe are selected as Index Components for the Underlying Index.

6.	In the event that the Adviser is not able to select 20 securities in the Underlying Index for inclusion in the Fund, the Adviser reserves the right to substitute an alternative security such as an ETF that is comparable to the Fund’s investment objective.

The selection of the Index Components is fully rule-based and Cabana, LLC, the investment adviser (the “Adviser”) cannot make any discretionary decision, except as described in item six above. On each day on which the securities are selected “Selection Day” each Index Component is assigned an equal weight.

The Underlying Index is sponsored by Solactive AG (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and the Adviser. The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of, and unaffiliated with, the Fund and Cabana, LLC, the investment adviser for the Fund (“Adviser”). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. To the extent the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

The Fund will seek to track the Index in all market conditions, including during adverse market conditions when other funds may seek to take temporary defensive measures (such as investing significantly in cash or cash equivalents). Accordingly, unless the Underlying Index allocates significant portions of its assets to cash and cash equivalents during times of adverse market or economic conditions, the Fund may be subject to a higher level of market risk during such times than other funds.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund or exchange-traded Fund (“ETF”) investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. The Fund is subject to the following principal risks:

Sector Risk. There is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme or volatile than fluctuations in the overall market. Because the Fund seeks to invest all, or substantially all, of its assets in the consumer non-cyclicals sector, the Fund’s performance largely depends—for better or for worse—on the general condition of that sector. Companies in the consumer non-cyclicals sector could be affected by, among other things, overall economic conditions, competition, and government regulation.

Large-Capitalization Risk. An investment strategy’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy that seeks to track the performance of the Underlying Index. This differs from an actively managed mutual fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or the relevant sector as a whole. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s returns to be lower than if the Fund employed an active strategy.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The Index is comprised of common stocks, which generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer. Historically, the equity markets have moved in cycles, and the value of a Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

The Fund’s ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although the Fund’s ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of the Fund’s ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund’s ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

COVID-19 Risks. The impact of COVID-19, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Performance information will be available after the Fund completes a full calendar year of operations. Updated performance information, when available, will be available online at www.cabanaetfs.com or by calling 1-866-239-9536.

Investment Advisers

Cabana, LLC d/b/a Cabana Asset Management serves as the investment adviser to the Fund.

Exchange Traded Concepts, LLC serves as the sub-adviser to the Fund.

Portfolio Managers

G. Chadd Mason, CEO of the Adviser, has served as a portfolio manager of the Fund since its inception in 2022.

Andrew Serowik, Portfolio Manager of the Sub-Adviser has served as a portfolio manager of the Fund since its inception in 2022.

Gabriel Tan, Portfolio Manager of the Sub-Adviser has served as a portfolio manager of the Fund since its inception in 2022.

Todd Alberico, Portfolio Manager of the Sub-Adviser has served as a portfolio manager of the Fund since its inception in 2022.

For important information about the purchase and sale of shares of the Fund, taxes, and financial intermediary compensation, please review the section “Summary Information About Purchasing and Selling Shares, Taxes, and Financial Intermediary Compensation” of the Prospectus.

Fund Summary - CI Cabana Focused Energy Sector ETF

Investment Objective

The CI Cabana Focused Energy Sector ETF Seeks to track the performance of a benchmark index that measures the investment return of focused energy stocks. The Fund provides focused exposure to the largest companies by market capitalization in the energy sector of the U.S. stock market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and Service (12b-1) Fees	[ ]%
Other Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Fee Waiver/Expense Reimbursement [1]	[ ]%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	[ ]%

[1]	The Adviser has contractually agreed until at least June [30], 2023 to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding [0.XX]% of the Fund’s average daily net assets for at least one year from the date of this Prospectus, unless earlier terminated by the Board of Trustees for any reason at any time.

The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years after the date of the waiver or payment, provided that no reimbursement will cause the Fund’s annual expense ratio to exceed the lesser of the (i) expense limitation amount in effect at the time such fees were waived or payments made, and (ii) the expense limitation amount in effect at the time of the reimbursement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance. This portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions. As the Fund recently commenced operations, there is not yet any portfolio turnover to report.

Principal Investment Strategies

The CI Cabana Focused Energy Sector ETF employs an indexing approach designed to track the performance of the Solactive Focused Energy Sector Select 25 Equal Weight Index (the “Underlying Index”), an index consisting of U.S. companies with the focused energy sector as classified under the FactSet Revere Business Industry Classifications System (“RBICS”) Industry Classification (“Underlying Index”). The RBICS Energy sector is made up of eligible securities that are assigned to the Economy “Energy” according to the RBICs Industry Classification (the “Index Universe”). Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings) in the equity securities that make up its Underlying Index.

Based on the index universe, the initial composition of the Underlying Index as well as any selection for an ordinary rebalance is determined on the selection day (the “Selection Day”) in accordance with the following rules (the “Index Component Requirements”):

1.	Securities within each Index Universe are sorted by the number of outstanding shares for trading by the general public excluding shares held by company insiders and governments (” Free Float Market Capitalization”) in descending order. Each security is assigned a rank based on the position in the sorted list, e.g., the security with the highest Free Float Market Capitalization is assigned rank 1.

2.	All securities ranked in the top 21 are selected as index components (“Index Components”) for the Underlying Index.

3.	Current Index Components with a rank from 22 to 30 are added to the Underlying Index until the total number of securities in the Underlying Index reaches 25.

4.	If the total number of securities is still below 25 after the previous steps, the highest-ranking securities are added to the Underlying Index until 25 securities are reached.

5.	In case an Index Universe contains fewer than 25 securities, all components of the Index Universe are selected as Index Components for the Underlying Index.

6.	In the event that the Adviser is not able to select 20 securities in the Underlying Index for inclusion in the Fund, the Adviser reserves the right to substitute an alternative security such as an ETF that is comparable to the Fund’s investment objective.

The selection of the Index Components is fully rule-based and Cabana, LLC, the investment adviser (the “Adviser”) cannot make any discretionary decision, except as described in item six above. On each day on which the securities are selected “Selection Day” each Index Component is assigned an equal weight.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of, and unaffiliated with, the Fund and Cabana, LLC, the investment adviser for the Fund (“Adviser”). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. To the extent the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund or exchange-traded Fund (“ETF”) investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. The Fund is subject to the following principal risks:

Sector Risk. There is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme or volatile than fluctuations in the overall market. Because the Fund seeks to invest all, or substantially all, of its assets in the energy sector, the Fund’s performance largely depends—for better or for worse—on the general condition of that sector. Companies in the energy sector could be affected by, among other things, overall economic conditions, competition, and government regulation.

Large-Capitalization Risk. An investment strategy’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Passive Strategy/Index Risk. The Funds are managed with a passive investment strategy that seeks to track the performance of the Index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index As a result, a Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or the relevant sector as a whole. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s returns to be lower than if the Fund employed an active strategy.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The Index is comprised of common stocks, which generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer. Historically, the equity markets have moved in cycles, and the value of a Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Exchange Traded Fund Risk. Because ETF Shares are traded on an exchange, they are subject to additional risks:

The Fund’s ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although the Fund’s ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of the Fund’s ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund’s ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

COVID-19 Risks. The impact of COVID-19, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Performance information will be available after the Fund completes a full calendar year of operations. Updated performance information, when available, will be available online at www. Cabanaetfs.com or by calling 1-866-239-9536.

Investment Advisers

Cabana, LLC d/b/a Cabana Asset Management serves as the investment adviser to the Fund.

Exchange Traded Concepts, LLC serves as the sub-adviser to the Fund.

Portfolio Managers

G. Chadd Mason, CEO of the Adviser, has served as a portfolio manager of the Fund since its inception in 2022.

Andrew Serowik, Portfolio Manager of the Sub-Adviser has served as a portfolio manager of the Fund since its inception in 2022.

Gabriel Tan, Portfolio Manager of the Sub-Adviser has served as a portfolio manager of the Fund since its inception in 2022.

Todd Alberico, Portfolio Manager of the Sub-Adviser has served as a portfolio manager of the Fund since its inception in 2022.

For important information about the purchase and sale of shares of the Fund, taxes, and financial intermediary compensation, please review the section “Summary Information About Purchasing and Selling Shares, Taxes, and Financial Intermediary Compensation” of the Prospectus.

Fund Summary - CI Cabana Focused Financial Sector ETF

Investment Objective

The CI Cabana Focused Financial Sector ETF seeks to track the performance of a benchmark index that measures the investment return of focused financial stocks. The Fund provides focused exposure to the largest companies by market capitalization in the financial sector of the U.S. stock market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and Service (12b-1) Fees	[ ]%
Other Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Fee Waiver/Expense Reimbursement [1]	[ ]%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	[ ]%

[1]	The Adviser has contractually agreed until at least June [30], 2023 to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding [0.XX]% of the Fund’s average daily net assets for at least one year from the date of this Prospectus, unless earlier terminated by the Board of Trustees for any reason at any time.

The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years after the date of the waiver or payment, provided that no reimbursement will cause the Fund’s annual expense ratio to exceed the lesser of the (i) expense limitation amount in effect at the time such fees were waived or payments made, and (ii) the expense limitation amount in effect at the time of the reimbursement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance. This portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions. As the Fund recently commenced operations, there is not yet any portfolio turnover to report.

Principal Investment Strategies

The CI Cabana Focused Financial Sector ETF employs an indexing approach designed to track the performance of the Solactive United States Focused Financial Sector Select 25 Equal Weight Index (the “Underling Index”), an index consisting of U.S. companies within the focused financial sector, as classified under the FactSet Revere Business Industry Classifications System (“RBICS”). The RBICS Consumer focused financial sector is made up of eligible securities that are assigned to the Economy “Financial” according to the RBICs Industry Classification (the “Index Universe”). Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings) in the equity securities that make up its Underlying Index.

Based on the index universe, the initial composition of the Underlying Index as well as any selection for an ordinary rebalance is determined on the selection day (the “Selection Day”) in accordance with the following rules (the “Index Component Requirements”):

1.	Securities within each Index Universe are sorted by the number of outstanding shares for trading by the general public excluding shares held by company insiders and governments (” Free Float Market Capitalization”) in descending order. Each security is assigned a rank based on the position in the sorted list, e.g., the security with the highest Free Float Market Capitalization is assigned rank 1.

2.	All securities ranked in the top 21 are selected as index components (“Index Components”) for the Underlying Index.

3.	Current Index Components with a rank from 22 to 30 are added to the Underlying Index until the total number of securities in the Underlying Index reaches 25.

4.	If the total number of securities is still below 25 after the previous steps, the highest-ranking securities are added to the Underlying Index until 25 securities are reached.

5.	In case an Index Universe contains fewer than 25 securities, all components of the Index Universe are selected as Index Components for the Underlying Index.

6.	In the event that the Adviser is not able to select 20 securities in the Underlying Index for inclusion in the Fund, the Adviser reserves the right to substitute an alternative security such as an ETF that is comparable to the Fund’s investment objective.

The selection of the Index Components is fully rule-based and Cabana, LLC, the investment adviser (the “Adviser”) cannot make any discretionary decision, except as described in item six above. On each day on which the securities are selected “Selection Day” each Index Component is assigned an equal weight.

The Underlying Index is sponsored by Solactive AG (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and the Adviser. The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

The Fund will seek to track the Index in all market conditions, including during adverse market conditions when other funds may seek to take temporary defensive measures (such as investing significantly in cash or cash equivalents). Accordingly, unless the Underlying Index allocates significant portions of its assets to cash and cash equivalents during times of adverse market or economic conditions, the Fund may be subject to a higher level of market risk during such times than other funds.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund or exchange-traded Fund (“ETF”) investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. The Fund is subject to the following principal risks:

Sector Risk. There is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme or volatile than fluctuations in the overall market. Because the Fund seeks to invest all, or substantially all, of its assets in the financial sector, the Fund’s performance largely depends—for better or for worse—on the general condition of that sector. Companies in the financial sector could be affected by, among other things, overall economic conditions, competition, and government regulation.

Large-Capitalization Risk. An investment strategy’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Passive Strategy/Index Risk. The Funds are managed with a passive investment strategy that seeks to track the performance of the Index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index As a result, a Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or the relevant sector as a whole. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s returns to be lower than if the Fund employed an active strategy.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The Index is comprised of common stocks, which generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer. Historically, the equity markets have moved in cycles, and the value of a Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

The Fund’s ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although the Fund’s ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of the Fund’s ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund’s ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

COVID-19 Risks. The impact of COVID-19, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Performance information will be available after the Fund completes a full calendar year of operations. Updated performance information, when available, will be available online at www.cabanaetfs.com or by calling 1-866-239-9536.

Investment Advisers

Cabana LLC d/b/a Cabana Asset Management serves as the investment adviser to the Fund.

Exchange Traded Concepts, LLC serves as the sub-adviser to the Fund.

Portfolio Managers

G. Chadd Mason, CEO of the Adviser, has served as a portfolio manager of the Fund since its inception in 2022.

Andrew Serowik, Portfolio Manager of the Sub-Adviser has served as a portfolio manager of the Fund since its inception in 2022.

Gabriel Tan, Portfolio Manager of the Sub-Adviser has served as a portfolio manager of the Fund since its inception in 2022.

Todd Alberico, Portfolio Manager of the Sub-Adviser has served as a portfolio manager of the Fund since its inception in 2022.

For important information about the purchase and sale of shares of the Fund, taxes, and financial intermediary compensation, please review the section “Summary Information About Purchasing and Selling Shares, Taxes, and Financial Intermediary Compensation” of the Prospectus.

Fund Summary - CI Cabana Focused Health Care Sector ETF

Investment Objective

The CI Cabana Focused Health Care Sector ETF seeks to track the performance of a benchmark index that measures the investment return of focused health care stocks. The Fund provides focused exposure to the largest companies by market capitalization in the health care sector of the U.S. stock market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and Service (12b-1) Fees	[ ]%
Other Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Fee Waiver/Expense Reimbursement [1]	[ ]%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	[ ]%

[1]	The Adviser has contractually agreed until at least June [30], 2023 to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding [0.XX%] of the Fund’s average daily net assets for at least one year from the date of this Prospectus, unless earlier terminated by the Board of Trustees for any reason at any time.

The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years after the date of the waiver or payment, provided that no reimbursement will cause the Fund’s annual expense ratio to exceed the lesser of the (i) expense limitation amount in effect at the time such fees were waived or payments made, and (ii) the expense limitation amount in effect at the time of the reimbursement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance. This portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions. As the Fund recently commenced operations, there is not yet any portfolio turnover to report.

Principal Investment Strategies

The CI Cabana Focused Health Care Sector ETF employs an indexing approach designed to track the performance of the Solactive United States Health Care Select 25 Equal Weight Index (the “Underling Index”), an index consisting of U.S. companies within the Consumer Cyclicals & Consumer Services sector, as classified under the FactSet Revere Business Industry Classifications System (“RBICS”). The RBICS Consumer Cyclicals & Consumer Services sector is made up of eligible securities that are assigned to the Economy “Consumer Cyclicals” or “Consumer Services” according to the RBICs Industry Classification (the “Index Universe”). Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings) in the equity securities that make up its Underlying Index.

Based on the index universe, the initial composition of the Underlying Index as well as any selection for an ordinary rebalance is determined on the selection day (the “Selection Day”) in accordance with the following rules (the “Index Component Requirements”):

1.	Securities within each Index Universe are sorted by the number of outstanding shares for trading by the general public excluding shares held by company insiders and governments (” Free Float Market Capitalization”) in descending order. Each security is assigned a rank based on the position in the sorted list, e.g., the security with the highest Free Float Market Capitalization is assigned rank 1.

2.	All securities ranked in the top 21 are selected as index components (“Index Components”) for the Underlying Index.

3.	Current Index Components with a rank from 22 to 30 are added to the Underlying Index until the total number of securities in the Underlying Index reaches 25.

4.	If the total number of securities is still below 25 after the previous steps, the highest-ranking securities are added to the Underlying Index until 25 securities are reached.

5.	In case an Index Universe contains fewer than 25 securities, all components of the Index Universe are selected as Index Components for the Underlying Index.

6.	In the event that the Adviser is not able to select 20 securities in the Underlying Index for inclusion in the Fund, the Adviser reserves the right to substitute an alternative security such as an ETF that is comparable to the Fund’s investment objective.

The selection of the Index Components is fully rule-based and Cabana, LLC, the investment adviser (the “Adviser”) cannot make any discretionary decision, except as described in item six above. On each day on which the securities are selected “Selection Day” each Index Component is assigned an equal weight.

The Underlying Index is sponsored by Solactive AG (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and the Adviser. The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

The Fund will seek to track the Index in all market conditions, including during adverse market conditions when other funds may seek to take temporary defensive measures (such as investing significantly in cash or cash equivalents). Accordingly, unless the Underlying Index allocates significant portions of its assets to cash and cash equivalents during times of adverse market or economic conditions, the Fund may be subject to a higher level of market risk during such times than other funds.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund or exchange-traded Fund (“ETF”) investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. The Fund is subject to the following principal risks:

Sector Risk. There is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme or volatile than fluctuations in the overall market. Because the Fund seeks to invest all, or substantially all, of its assets in the health care sector, the Fund’s performance largely depends—for better or for worse—on the general condition of that sector. Companies in the financial sector could be affected by, among other things, overall economic conditions, competition, and government regulation.

Large-Capitalization Risk. An investment strategy’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Passive Strategy/Index Risk. The Funds are managed with a passive investment strategy that seeks to track the performance of the Index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index As a result, a Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or the relevant sector as a whole. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s returns to be lower than if the Fund employed an active strategy.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The Index is comprised of common stocks, which generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer. Historically, the equity markets have moved in cycles, and the value of a Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Exchange Traded Fund Risk. Because ETF Shares are traded on an exchange, they are subject to additional risks:

The Fund’s ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although the Fund’s ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of the Fund’s ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund’s ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

COVID-19 Risks. The impact of COVID-19, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Performance information will be available after the Fund completes a full calendar year of operations. Updated performance information, when available, will be available online at www. cabanaetfs.com or by calling 1-866-239-9536.

Investment Advisers

Cabana LLC d/b/a Cabana Asset Management serves as the investment adviser to the Fund.

Exchange Traded Concepts, LLC serves as the sub-adviser to the Fund.

Portfolio Managers

G. Chadd Mason, CEO of the Adviser, has served as a portfolio manager of the Fund since its inception in 2022.

Andrew Serowik, Portfolio Manager of the Sub-Adviser has served as a portfolio manager of the Fund since its inception in 2022.

Gabriel Tan, Portfolio Manager of the Sub-Adviser has served as a portfolio manager of the Fund since its inception in 2022.

Todd Alberico, Portfolio Manager of the Sub-Adviser has served as a portfolio manager of the Fund since its inception in 2022.

For important information about the purchase and sale of shares of the Fund, taxes, and financial intermediary compensation, please review the section “Summary Information About Purchasing and Selling Shares, Taxes, and Financial Intermediary Compensation” of the Prospectus.

Fund Summary - CI Cabana Focused Industrials Sector ETF

Investment Objective

The CI Cabana Focused Industrials Sector ETF Seeks to track the performance of a benchmark index that measures the investment return of focused industrials stocks. The Fund provides focused exposure to the largest companies by market capitalization in the industrials sector of the U.S. stock market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and Service (12b-1) Fees	[ ]%
Other Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Fee Waiver/Expense Reimbursement [1]	[ ]%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	[ ]%

[1]	The Adviser has contractually agreed until at least June [30], 2023 to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding [0.XX]% of the Fund’s average daily net assets for at least one year from the date of this Prospectus, unless earlier terminated by the Board of Trustees for any reason at any time.

The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years after the date of the waiver or payment, provided that no reimbursement will cause the Fund’s annual expense ratio to exceed the lesser of the (i) expense limitation amount in effect at the time such fees were waived or payments made, and (ii) the expense limitation amount in effect at the time of the reimbursement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance. This portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions. As the Fund recently commenced operations, there is not yet any portfolio turnover to report.

Principal Investment Strategies

The CI Cabana Focused Industrials Sector ETF employs an indexing approach designed to track the performance of the Solactive United States Focused Industrials Select 25 Equal Weight Index (the “Underling Index”), an index consisting of U.S. companies within the Focused Industrials sector, as classified under the FactSet Revere Business Industry Classifications System (“RBICS”). The RBICS Focused Industrials sector is made up of eligible securities that are assigned to the Economy “Industrials” according to the RBICs Industry Classification (the “Index Universe”). Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings) in the equity securities that make up its Underlying Index.

Based on the index universe, the initial composition of the Underlying Index as well as any selection for an ordinary rebalance is determined on the selection day (the “Selection Day”) in accordance with the following rules (the “Index Component Requirements”):

1.	Securities within each Index Universe are sorted by the number of outstanding shares for trading by the general public excluding shares held by company insiders and governments (” Free Float Market Capitalization”) in descending order. Each security is assigned a rank based on the position in the sorted list, e.g., the security with the highest Free Float Market Capitalization is assigned rank 1.

2.	All securities ranked in the top 21 are selected as index components (“Index Components”) for the Underlying Index.

3.	Current Index Components with a rank from 22 to 30 are added to the Underlying Index until the total number of securities in the Underlying Index reaches 25.

4.	If the total number of securities is still below 25 after the previous steps, the highest-ranking securities are added to the Underlying Index until 25 securities are reached.

5.	In case an Index Universe contains fewer than 25 securities, all components of the Index Universe are selected as Index Components for the Underlying Index.

6.	In the event that the Adviser is not able to select 20 securities in the Underlying Index for inclusion in the Fund, the Adviser reserves the right to substitute an alternative security such as an ETF that is comparable to the Fund’s investment objective.

The selection of the Index Components is fully rule-based and Cabana, LLC, the investment adviser (the “Adviser”) cannot make any discretionary decision, except as described in item six above. On the Selection Day each Index Component is assigned an equal weight.

The Underlying Index is sponsored by Solactive AG (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and the Adviser. The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of, and unaffiliated with, the Fund and Cabana, LLC, the investment adviser for the Fund (“Adviser”). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

The Fund will seek to track the Index in all market conditions, including during adverse market conditions when other funds may seek to take temporary defensive measures (such as investing significantly in cash or cash equivalents). Accordingly, unless the Underlying Index allocates significant portions of its assets to cash and cash equivalents during times of adverse market or economic conditions, the Fund may be subject to a higher level of market risk during such times than other funds.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund or exchange-traded Fund (“ETF”) investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. The Fund is subject to the following principal risks:

Sector Risk. There is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme or volatile than fluctuations in the overall market. Because the Fund seeks to invest all, or substantially all, of its assets in the industrials sector, the Fund’s performance largely depends—for better or for worse—on the general condition of that sector. Companies in the financial sector could be affected by, among other things, overall economic conditions, competition, and government regulation.

Large-Capitalization Risk. An investment strategy’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Passive Strategy/Index Risk. The Funds are managed with a passive investment strategy that seeks to track the performance of the Index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index As a result, a Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or the relevant sector as a whole. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s returns to be lower than if the Fund employed an active strategy.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The Index is comprised of common stocks, which generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer. Historically, the equity markets have moved in cycles, and the value of a Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Exchange Traded Fund Risk. Because ETF Shares are traded on an exchange, they are subject to additional risks:

The Fund’s ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although the Fund’s ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of the Fund’s ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund’s ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

COVID-19 Risks. The impact of COVID-19, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Performance information will be available after the Fund completes a full calendar year of operations. Updated performance information, when available, will be available online at www. cabanaetfs.com or by calling 1-866-239-9536.

Investment Advisers

Cabana LLC d/b/a Cabana Asset Management serves as the investment adviser to the Fund.

Exchange Traded Concepts, LLC serves as the sub-adviser to the Fund.

Portfolio Managers

G. Chadd Mason, CEO of the Adviser, has served as a portfolio manager of the Fund since its inception in 2022.

Andrew Serowik, Portfolio Manager of the Sub-Adviser has served as a portfolio manager of the Fund since its inception in 2022.

Gabriel Tan, Portfolio Manager of the Sub-Adviser has served as a portfolio manager of the Fund since its inception in 2022.

Todd Alberico, Portfolio Manager of the Sub-Adviser has served as a portfolio manager of the Fund since its inception in 2022.

For important information about the purchase and sale of shares of the Fund, taxes, and financial intermediary compensation, please review the section “Summary Information About Purchasing and Selling Shares, Taxes, and Financial Intermediary Compensation” of the Prospectus.

Fund Summary - CI Cabana Focused Non-Energy Materials Sector ETF

Investment Objective

The CI Cabana Focused Non-Energy Materials Sector ETF seeks to track the performance of a benchmark index that measures the investment return of non-energy materials stocks. The Fund provides focused exposure to the largest companies by market capitalization in the non-energy materials sector of the U.S. stock market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and Service (12b-1) Fees	[ ]%
Other Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Fee Waiver/Expense Reimbursement [1]	[ ]%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	[ ]%

[1]	The Adviser has contractually agreed until at least June [30], 2023 to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding [0.XX]% of the Fund’s average daily net assets for at least one year from the date of this Prospectus, unless earlier terminated by the Board of Trustees for any reason at any time.

The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years after the date of the waiver or payment, provided that no reimbursement will cause the Fund’s annual expense ratio to exceed the lesser of the (i) expense limitation amount in effect at the time such fees were waived or payments made, and (ii) the expense limitation amount in effect at the time of the reimbursement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance. This portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions. As the Fund recently commenced operations, there is not yet any portfolio turnover to report.

Principal Investment Strategies

The CI Cabana Focused Non-Energy Materials Sector employs an indexing approach designed to track the performance of the Solactive United States Focused Non-Energy Materials Select 25 Equal Weight Index (the “Underling Index”), an index consisting of U.S. companies within the Non-Energy Materials sector, as classified under the FactSet Revere Business Industry Classifications System (“RBICS”). The RBICS Non-Energy Materials sector is made up of eligible securities that are assigned to the Economy “Non-Energy Materials” according to the RBICs Industry Classification (the “Index Universe”). Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings) in the equity securities that make up its Underlying Index.

Based on the index universe, the initial composition of the Underlying Index as well as any selection for an ordinary rebalance is determined on the selection day (the “Selection Day”) in accordance with the following rules (the “Index Component Requirements”):

1.	Securities within each Index Universe are sorted by the number of outstanding shares for trading by the general public excluding shares held by company insiders and governments (” Free Float Market Capitalization”) in descending order. Each security is assigned a rank based on the position in the sorted list, e.g., the security with the highest Free Float Market Capitalization is assigned rank 1.

2.	All securities ranked in the top 21 are selected as index components (“Index Components”) for the Underlying Index.

3.	Current Index Components with a rank from 22 to 30 are added to the Underlying Index until the total number of securities in the Underlying Index reaches 25.

4.	If the total number of securities is still below 25 after the previous steps, the highest-ranking securities are added to the Underlying Index until 25 securities are reached.

5.	In case an Index Universe contains fewer than 25 securities, all components of the Index Universe are selected as Index Components for the Underlying Index.

6.	In the event that the Adviser is not able to select 20 securities in the Underlying Index for inclusion in the Fund, the Adviser reserves the right to substitute an alternative security such as an ETF that is comparable to the Fund’s investment objective.

The selection of the Index Components is fully rule-based and Cabana, LLC, the investment adviser (the “Adviser”) cannot make any discretionary decision, except as described in item six above. On each day Selection Day each Index Component is assigned an equal weight.

The Underlying Index is sponsored by Solactive AG (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and the Adviser. The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

The Fund will seek to track the Index in all market conditions, including during adverse market conditions when other funds may seek to take temporary defensive measures (such as investing significantly in cash or cash equivalents). Accordingly, unless the Underlying Index allocates significant portions of its assets to cash and cash equivalents during times of adverse market or economic conditions, the Fund may be subject to a higher level of market risk during such times than other funds.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund or exchange-traded Fund (“ETF”) investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. The Fund is subject to the following principal risks:

Sector Risk. There is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme or volatile than fluctuations in the overall market. Because the Fund seeks to invest all, or substantially all, of its assets in the non-energy materials sector, the Fund’s performance largely depends—for better or for worse—on the general condition of that sector. Companies in the financial sector could be affected by, among other things, overall economic conditions, competition, and government regulation.

Large-Capitalization Risk. An investment strategy’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Passive Strategy/Index Risk. The Funds are managed with a passive investment strategy that seeks to track the performance of the Index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index As a result, a Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or the relevant sector as a whole. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s returns to be lower than if the Fund employed an active strategy.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The Index is comprised of common stocks, which generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer. Historically, the equity markets have moved in cycles, and the value of a Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Exchange Traded Fund Risk. Because ETF Shares are traded on an exchange, they are subject to additional risks:

The Fund’s ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although the Fund’s ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of the Fund’s ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund’s ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

COVID-19 Risks. The impact of COVID-19, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Performance information will be available after the Fund completes a full calendar year of operations. Updated performance information, when available, will be available online at www. cabanaetfs.com or by calling 1-866-239-9536.

Investment Advisers

Cabana LLC d/b/a Cabana Asset Management serves as the investment adviser to the Fund.

Exchange Traded Concepts, LLC serves as the sub-adviser to the Fund.

Portfolio Managers

G. Chadd Mason, CEO of the Adviser, has served as a portfolio manager of the Fund since its inception in 2022.

Andrew Serowik, Portfolio Manager of the Sub-Adviser has served as a portfolio manager of the Fund since its inception in 2022.

Gabriel Tan, Portfolio Manager of the Sub-Adviser has served as a portfolio manager of the Fund since its inception in 2022.

Todd Alberico, Portfolio Manager of the Sub-Adviser has served as a portfolio manager of the Fund since its inception in 2022.

For important information about the purchase and sale of shares of the Fund, taxes, and financial intermediary compensation, please review the section “Summary Information About Purchasing and Selling Shares, Taxes, and Financial Intermediary Compensation” of the Prospectus.

Fund Summary - CI Cabana Focused Real Estate Sector ETF

Investment Objective

The CI Cabana Focused Real Estate Sector ETF seeks to track the performance of a benchmark index that measures the investment return of focused real estate stocks. The Fund provides focused exposure to the largest companies by market capitalization in the real estate sector of the U.S. stock market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and Service (12b-1) Fees	[ ]%
Other Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Fee Waiver/Expense Reimbursement [1]	[ ]%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	[ ]%

[1]	The Adviser has contractually agreed until at least June [30 ], 2023 to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding [0.XX]% of the Fund’s average daily net assets for at least one year from the date of this Prospectus, unless earlier terminated by the Board of Trustees for any reason at any time.

The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years after the date of the waiver or payment, provided that no reimbursement will cause the Fund’s annual expense ratio to exceed the lesser of the (i) expense limitation amount in effect at the time such fees were waived or payments made, and (ii) the expense limitation amount in effect at the time of the reimbursement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance. This portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions. As the Fund recently commenced operations, there is not yet any portfolio turnover to report.

Principal Investment Strategies

The CI Cabana Focused Real Estate Sector ETF tracks employs an indexing approach designed to track the performance of the Solactive United States Focused Real Estate Sector Select 25 Equal Weight Index (the “Underling Index”), an index consisting of U.S. companies within the Focused Real Estate sector, as classified under the FactSet Revere Business Industry Classifications System (“RBICS”). The RBICS Real Estate sector is made up of eligible securities that are assigned to the Economy “Real Estate” according to the RBICs Industry Classification (the “Index Universe”). Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings) in the equity securities that make up its Underlying Index.

Based on the index universe, the initial composition of the Underlying Index as well as any selection for an ordinary rebalance is determined on the selection day (the “Selection Day”) in accordance with the following rules (the “Index Component Requirements”):

1.	Securities within each Index Universe are sorted by the number of outstanding shares for trading by the general public excluding shares held by company insiders and governments (” Free Float Market Capitalization”) in descending order. Each security is assigned a rank based on the position in the sorted list, e.g., the security with the highest Free Float Market Capitalization is assigned rank 1.

2.	All securities ranked in the top 21 are selected as index components (“Index Components”) for the Underlying Index.

3.	Current Index Components with a rank from 22 to 30 are added to the Underlying Index until the total number of securities in the Underlying Index reaches 25.

4.	If the total number of securities is still below 25 after the previous steps, the highest-ranking securities are added to the Underlying Index until 25 securities are reached.

5.	In case an Index Universe contains fewer than 25 securities, all components of the Index Universe are selected as Index Components for the Underlying Index.

6.	In the event that the Adviser is not able to select 20 securities in the Underlying Index for inclusion in the Fund, the Adviser reserves the right to substitute an alternative security such as an ETF that is comparable to the Fund’s investment objective.

The selection of the Index Components is fully rule-based and Cabana, LLC, the investment adviser (the “Adviser”) cannot make any discretionary decision, except as described in item six above. On each Selection Day each Index Component is assigned an equal weight.

The Underlying Index is sponsored by Solactive AG (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and the Adviser. The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

The Fund will seek to track the Index in all market conditions, including during adverse market conditions when other funds may seek to take temporary defensive measures (such as investing significantly in cash or cash equivalents). Accordingly, unless the Underlying Index allocates significant portions of its assets to cash and cash equivalents during times of adverse market or economic conditions, the Fund may be subject to a higher level of market risk during such times than other funds.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund or exchange-traded Fund (“ETF”) investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. The Fund is subject to the following principal risks:

Sector Risk. There is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme or volatile than fluctuations in the overall market. Because the Fund seeks to invest all, or substantially all, of its assets in the real estate, the Fund’s performance largely depends—for better or for worse—on the general condition of that sector. Companies in the financial sector could be affected by, among other things, overall economic conditions, competition, and government regulation.

Large-Capitalization Risk. An investment strategy’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Passive Strategy/Index Risk. The Funds are managed with a passive investment strategy that seeks to track the performance of the Index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index As a result, a Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or the relevant sector as a whole. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s returns to be lower than if the Fund employed an active strategy.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The Index is comprised of common stocks, which generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer. Historically, the equity markets have moved in cycles, and the value of a Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Exchange Traded Fund Risk. Because ETF Shares are traded on an exchange, they are subject to additional risks:

The Fund’s ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although the Fund’s ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of the Fund’s ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund’s ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

COVID-19 Risks. The impact of COVID-19, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Performance information will be available after the Fund completes a full calendar year of operations. Updated performance information, when available, will be available online at www. cabanaetfs.com or by calling 1-866-239-9536.

Investment Advisers

Cabana LLC d/b/a Cabana Asset Management serves as the investment adviser to the Fund.

Exchange Traded Concepts, LLC serves as the sub-adviser to the Fund.

Portfolio Managers

G. Chadd Mason, CEO of the Adviser, has served as a portfolio manager of the Fund since its inception in 2022.

Andrew Serowik, Portfolio Manager of the Sub-Adviser has served as a portfolio manager of the Fund since its inception in 2022.

Gabriel Tan, Portfolio Manager of the Sub-Adviser has served as a portfolio manager of the Fund since its inception in 2022.

Todd Alberico, Portfolio Manager of the Sub-Adviser has served as a portfolio manager of the Fund since its inception in 2022.

For important information about the purchase and sale of shares of the Fund, taxes, and financial intermediary compensation, please review the section “Summary Information About Purchasing and Selling Shares, Taxes, and Financial Intermediary Compensation” of the Prospectus.

Fund Summary - CI Cabana Focused Technology Sector ETF

Investment Objective

The CI Cabana Focused Technology Sector ETF seeks to track the performance of a benchmark index that measures the investment return of focused technology stocks. The Fund provides focused exposure to the largest companies by market capitalization in the technology sector of the U.S. stock market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and Service (12b-1) Fees	[ ]%
Other Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Fee Waiver/Expense Reimbursement [1]	[ ]%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	[ ]%

[1]	The Adviser has contractually agreed until at least June [30], 2023 to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding [0.XX]% of the Fund’s average daily net assets for at least one year from the date of this Prospectus, unless earlier terminated by the Board of Trustees for any reason at any time.

The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years after the date of the waiver or payment, provided that no reimbursement will cause the Fund’s annual expense ratio to exceed the lesser of the (i) expense limitation amount in effect at the time such fees were waived or payments made, and (ii) the expense limitation amount in effect at the time of the reimbursement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years
$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance. This portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions. As the Fund recently commenced operations, there is not yet any portfolio turnover to report.

Principal Investment Strategies

The CI Cabana Focused Technology Sector ETF tracks employs an indexing approach designed to track the performance of the Solactive United States Focused Technology Sector Select 25 Equal Weight Index (the “Underling Index”), an index consisting of U.S. companies within the Focused Technology sector, as classified under the FactSet Revere Business Industry Classifications System (“RBICS”). The RBICS Focused Technology sector is made up of eligible securities that are assigned to the Economy “Technology” according to the RBICs Industry Classification (the “Index Universe”). Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings) in the equity securities that make up its Underlying Index.

Based on the index universe, the initial composition of the Underlying Index as well as any selection for an ordinary rebalance is determined on the selection day (the “Selection Day”) in accordance with the following rules (the “Index Component Requirements”):

1.	Securities within each Index Universe are sorted by the number of outstanding shares for trading by the general public excluding shares held by company insiders and governments (” Free Float Market Capitalization”) in descending order. Each security is assigned a rank based on the position in the sorted list, e.g., the security with the highest Free Float Market Capitalization is assigned rank 1.

2.	All securities ranked in the top 21 are selected as index components (“Index Components”) for the Underlying Index.

3.	Current Index Components with a rank from 22 to 30 are added to the Underlying Index until the total number of securities in the Underlying Index reaches 25.

4.	If the total number of securities is still below 25 after the previous steps, the highest-ranking securities are added to the Underlying Index until 25 securities are reached.

5.	In case an Index Universe contains fewer than 25 securities, all components of the Index Universe are selected as Index Components for the Underlying Index.

6.	In the event that the Adviser is not able to select 20 securities in the Underlying Index for inclusion in the Fund, the Adviser reserves the right to substitute an alternative security such as an ETF that is comparable to the Fund’s investment objective.

The selection of the Index Components is fully rule-based and Cabana, LLC, the investment adviser (the “Adviser”) cannot make any discretionary decision, except as described in item six above. On each Selection Day each Index Component is assigned an equal weight.

The Underlying Index is sponsored by Solactive AG (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and the Adviser. The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

The Fund will seek to track the Index in all market conditions, including during adverse market conditions when other funds may seek to take temporary defensive measures (such as investing significantly in cash or cash equivalents). Accordingly, unless the Underlying Index allocates significant portions of its assets to cash and cash equivalents during times of adverse market or economic conditions, the Fund may be subject to a higher level of market risk during such times than other funds.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund or exchange-traded Fund (“ETF”) investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. The Fund is subject to the following principal risks:

Sector Risk. There is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme or volatile than fluctuations in the overall market. Because the Fund seeks to invest all, or substantially all, of its assets in the technology sector, the Fund’s performance largely depends—for better or for worse—on the general condition of that sector. Companies in the financial sector could be affected by, among other things, overall economic conditions, competition, and government regulation.

Large-Capitalization Risk. An investment strategy’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Passive Strategy/Index Risk. The Funds are managed with a passive investment strategy that seeks to track the performance of the Index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index As a result, a Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or the relevant sector as a whole. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s returns to be lower than if the Fund employed an active strategy.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The Index is comprised of common stocks, which generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer. Historically, the equity markets have moved in cycles, and the value of a Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Exchange Traded Fund Risk. Because ETF Shares are traded on an exchange, they are subject to additional risks:

The Fund’s ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although the Fund’s ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of the Fund’s ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund’s ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

COVID-19 Risks. The impact of COVID-19, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Performance information will be available after the Fund completes a full calendar year of operations. Updated performance information, when available, will be available online at www. cabanaetfs.com or by calling 1-866-239-9536.

Investment Adviser

Cabana LLC d/b/a Cabana Asset Management serves as the investment adviser to the Fund.

Exchange Traded Concepts, LLC serves as the sub-adviser to the Fund.

Portfolio Managers

G. Chadd Mason, CEO of the Adviser, has served as a portfolio manager of the Fund since its inception in 2022.

Andrew Serowik, Portfolio Manager of the Sub-Adviser has served as a portfolio manager of the Fund since its inception in 2022.

Gabriel Tan, Portfolio Manager of the Sub-Adviser has served as a portfolio manager of the Fund since its inception in 2022.

Todd Alberico, Portfolio Manager of the Sub-Adviser has served as a portfolio manager of the Fund since its inception in 2022.

For important information about the purchase and sale of shares of the Fund, taxes, and financial intermediary compensation, please review the section “Summary Information About Purchasing and Selling Shares, Taxes, and Financial Intermediary Compensation” of the Prospectus.

Fund Summary - CI Cabana Focused Utilities Sector ETF

Investment Objective

The CI Cabana Focused Utilities Sector ETF seeks to track the performance of a benchmark index that measures the investment return of focused utilities stocks. The Fund provides focused exposure to the largest companies by market capitalization in the utilities sector of the U.S. stock market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and Service (12b-1) Fees	[ ]%
Other Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Fee Waiver/Expense Reimbursement [1]	[ ]%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	[ ]%

[1]	The Adviser has contractually agreed until at least June [30], 2023 to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding [0.XX]% of the Fund’s average daily net assets for at least one year from the date of this Prospectus, unless earlier terminated by the Board of Trustees for any reason at any time.

The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years after the date of the waiver or payment, provided that no reimbursement will cause the Fund’s annual expense ratio to exceed the lesser of the (i) expense limitation amount in effect at the time such fees were waived or payments made, and (ii) the expense limitation amount in effect at the time of the reimbursement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance. This portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions. As the Fund recently commenced operations, there is not yet any portfolio turnover to report.

Principal Investment Strategies

The CI Cabana Focused Utilities Sector ETF tracks employs an indexing approach designed to track the performance of the Solactive United States Focused Utilities Select 25 Equal Weight Index (the “Underling Index”), an index consisting of U.S. companies within the Utilities sector, as classified under the FactSet Revere Business Industry Classifications System (“RBICS”). The RBICS Consumer Utilities sector is made up of eligible securities that are assigned to the Economy “Utilities” according to the RBICs Industry Classification (the “Index Universe”). Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings) in the equity securities that make up its Underlying Index.

Based on the index universe, the initial composition of the Underlying Index as well as any selection for an ordinary rebalance is determined on the selection day (the “Selection Day”) in accordance with the following rules (the “Index Component Requirements”):

1.	Securities within each Index Universe are sorted by the number of outstanding shares for trading by the general public excluding shares held by company insiders and governments (” Free Float Market Capitalization”) in descending order. Each security is assigned a rank based on the position in the sorted list, e.g., the security with the highest Free Float Market Capitalization is assigned rank 1.

2.	All securities ranked in the top 21 are selected as index components (“Index Components”) for the Underlying Index.

3.	Current Index Components with a rank from 22 to 30 are added to the Underlying Index until the total number of securities in the Underlying Index reaches 25.

4.	If the total number of securities is still below 25 after the previous steps, the highest-ranking securities are added to the Underlying Index until 25 securities are reached.

5.	In case an Index Universe contains fewer than 25 securities, all components of the Index Universe are selected as Index Components for the Underlying Index.

6.	In the event that the Adviser is not able to select 20 securities in the Underlying Index for inclusion in the Fund, the Adviser reserves the right to substitute an alternative security such as an ETF that is comparable to the Fund’s investment objective.

The selection of the Index Components is fully rule-based and Cabana, LLC, the investment adviser (the “Adviser”) cannot make any discretionary decision, except as described in item six above. On each Selection Day each Index Component is assigned an equal weight.

The Underlying Index is sponsored by Solactive AG (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and the Adviser. The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

The Fund will seek to track the Index in all market conditions, including during adverse market conditions when other funds may seek to take temporary defensive measures (such as investing significantly in cash or cash equivalents). Accordingly, unless the Underlying Index allocates significant portions of its assets to cash and cash equivalents during times of adverse market or economic conditions, the Fund may be subject to a higher level of market risk during such times than other funds.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund or exchange-traded Fund (“ETF”) investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. The Fund is subject to the following principal risks:

Sector Risk. There is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme or volatile than fluctuations in the overall market. Because the Fund seeks to invest all, or substantially all, of its assets in the utilities sector, the Fund’s performance largely depends—for better or for worse—on the general condition of that sector. Companies in the financial sector could be affected by, among other things, overall economic conditions, competition, and government regulation.

Large-Capitalization Risk. An investment strategy’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Passive Strategy/Index Risk. The Funds are managed with a passive investment strategy that seeks to track the performance of the Index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index As a result, a Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or the relevant sector as a whole. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s returns to be lower than if the Fund employed an active strategy.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The Index is comprised of common stocks, which generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer. Historically, the equity markets have moved in cycles, and the value of a Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Exchange Traded Fund Risk. Because ETF Shares are traded on an exchange, they are subject to additional risks:

The Fund’s ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although the Fund’s ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of the Fund’s ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund’s ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

COVID-19 Risks. The impact of COVID-19, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Performance information will be available after the Fund completes a full calendar year of operations. Updated performance information, when available, will be available online at www. cabanaetfs.com or by calling 1-866-239-9536.

Investment Advisers

Cabana LLC d/b/a Cabana Asset Management serves as the investment adviser to the Fund.

Exchange Traded Concepts, LLC serves as the sub-adviser to the Fund.

Portfolio Managers

G. Chadd Mason, CEO of the Adviser, has served as a portfolio manager of the Fund since its inception in 2022.

Andrew Serowik, Portfolio Manager of the Sub-Adviser has served as a portfolio manager of the Fund since its inception in 2022.

Gabriel Tan, Portfolio Manager of the Sub-Adviser has served as a portfolio manager of the Fund since its inception in 2022.

Todd Alberico, Portfolio Manager of the Sub-Adviser has served as a portfolio manager of the Fund since its inception in 2022.

For important information about the purchase and sale of shares of the Fund, taxes, and financial intermediary compensation, please review the section “Summary Information About Purchasing and Selling Shares, Taxes, and Financial Intermediary Compensation” of the Prospectus.

Summary Information About Purchasing and Selling Shares, Taxes

and Financial Intermediary Compensation

Purchase and Sale of Fund Shares

Each Fund will issue and redeem shares at net asset value (“NAV”) only in large blocks of shares (each block of shares is called a “Creation Unit”) and only to Authorized Participants that have entered into agreements with the Fund’s distributor (the “Distributor”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

Individual shares may only be purchased and sold in secondary market transactions through a broker or dealer at a market price. Shares of the Fund are listed for trading on NYSE Arca (“NYSE Arca” or the “Exchange”) under the following ticker symbols:

Fund Name	Ticker
CI Cabana Focused Consumer Cyclicals & Services Sector ETF	CCFD
CI Cabana Focused Consumer Non-Cyclicals Sector ETF	CCFS
CI Cabana Focused Energy Sector ETF	CCFE
CI Cabana Focused Financial Sector ETF	CCFF
CI Cabana Focused Health Care Sector ETF	CCFH
CI Cabana Focused Industrials Sector ETF	CCFI
CI Cabana Focused Non-Energy Materials Sector ETF	CCFM
CI Cabana Focused Real Estate Sector ETF	CCFR
CI Cabana Focused Technology Sector ETF	CCFT
CI Cabana Focused Utilities Sector ETF	CCFU

Because the shares trade at market prices rather than NAV, shares of the Fund may trade at a price that is greater than (a premium), at, or less than (a discount) NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Each Fund’s bid-ask spread, net asset value, market rice, and premiums and discounts, will be disclosed on the Funds’ website at www.cabanaetfs.com. Because the Funds are recently launched, the Funds did not have sufficient trading history to report trading information and related costs for the most recently completed fiscal year.

Tax Information

A Fund’s distributions are taxable and will be taxed as ordinary income, capital gains, section 199A dividends or qualified dividend income, unless you are investing through a tax-advantaged account, such as a 401(k) plan, individual retirement account (“IRA”) or 529 college savings plan. Subsequent withdrawals from such a tax advantaged investment plan will be subject to special tax rules. Special rules will apply to distributions paid to shareholders who are foreign persons.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Additional Information About The Funds’ Principal Strategies and Related Risks

Each Fund reserves the right to substitute a different index for the index it currently tracks if the current index is discontinued, if a Fund’s agreement with the sponsor of its target index is terminated, or for any other reason determined in good faith by the Funds’ Board of Trustees. In any such instance, the substitute index would represent the same market segment as the current index.

Information about each Fund’s principal risks appear in the relevant summary section for each Fund at the beginning of this Prospectus. The information below describes in greater detail the principal risks pertinent to one or more of the Funds.

All investments come with the risk of losing money. Investing involves substantial risks, including complete possible loss of principal plus other losses and may not be suitable for many members of the public. Investments, unlike savings and checking accounts at a bank, are not insured by the government to protect against market losses. Different market instruments carry different types and degrees of risk and clients should familiarize themselves with the risks involved in the particular market instruments they intend to invest in. There can be no assurance that a specific investment strategy will achieve its investment objectives and past performance should not be seen as a guide to future returns. The value of investments and the income derived may fall as well as rise and investors may not recoup the original amount invested. Investments may also be affected by any changes in exchange control regulation, tax laws, withholding taxes, international, political and economic developments, and government, economic or monetary policies.

The following information is intended to help you better understand some of the principal risks of investing in a Fund. The impact of the following risks on each Fund may vary depending on each Fund’s investments. The greater the Fund’s investment in a particular security, the greater the Fund’s exposure to the risks associated with that security. The fact that a particular risk is not identified as a principal risk for a Fund does not mean that the Fund is prohibited from investing in securities or investments that give rise to that risk. Additional information about the investment practices of each Fund and the risks pertinent to these practices is included in the Statement of Additional Information. The following information regarding principal risks is provided in alphabetical order and not necessarily in order of importance.

COVID-19 Risks. The impact of COVID-19, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.

Cybersecurity Risk. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, companies may be susceptible to operational, information security and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks or devices that are used to service a Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable).

Economic Risk. The prevailing economic environment is important to the health of all businesses. Some companies, however, are more sensitive to changes in the domestic or global economy than others. These types of companies are often referred to as cyclical businesses. Countries in which a large portion of businesses are in cyclical industries are thus also very economically sensitive and carry a higher amount of economic risk. If an investment is issued by a party located in a country that experiences wide swings from an economic standpoint or in situations where certain elements of an investment instrument are hinged on dealings in such countries, the investment instrument will generally be subject to a higher level of economic risk.

Force Majeure Risk. Investments may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism, labor strikes, major plant breakdowns, pipeline or electricity line ruptures, failure of technology, defective design and construction, accidents, demographic changes, government macroeconomic policies, social instability, etc.). Some force majeure events may adversely affect the ability of a party (including a portfolio investment) to perform its obligations until it is able to remedy the force majeure event. In addition, forced events, such as the cessation of the operation of machinery for repair or upgrade, could similarly lead to the unavailability of essential machinery and technologies. These risks could, among other effects, adversely impact the performance of Cabana’s portfolio investments, cause personal injury or loss of life, damage property, or instigate disruptions of service. Force majeure events that are incapable of or are too costly to cure may have a permanent adverse effect on Cabana. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which Cabana may invest specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over industries, could result in a loss.

Index Calculation Methodology. The Underlying Index relies on various sources of information to assess the criteria of issuers included in the Underlying Index, including information that may be based on assumptions and estimates. The Fund, the Adviser, and the Index Provider cannot offer assurances that the Index will be determined, calculated or composed accurately or that the calculation methodology or sources of information will provide an accurate assessment of included issuers.

Inflation Risk. Inflation risk involves the concern that in the future, investments or proceeds from investments will not be worth what they are today. Throughout time, the prices of resources and end user products generally increase and thus, the same general goods and products today will likely be more expensive in the future. The longer an investment is held, the greater the chance that the proceeds from that investment will be worth less in the future than what they are today. Said another way, a dollar tomorrow will likely get less than what it can today.

Issuer-Specific Risk. Performance depends on the performance of the issuers to which investment strategies have exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of a client’s holdings.

Legal/Regulatory Risk. Certain investments or the issuers of investments may be affected by changes in state or federal laws or in the prevailing regulatory framework under which the investment instrument or its issuer is regulated. Changes in the regulatory environment or tax laws can affect the performance of certain investments or issuers of those investments and thus, can have a negative impact on the overall performance of such investments.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk. With respect to investing in ETFs, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from a Fund. In addition, there may be a limited number of market makers or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of a Fund may trade at a material discount to their net asset value (“NAV”) per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Liquidity Risk. Certain assets may not be readily converted into cash or may have a very limited market in which they trade. Thus, clients may experience the risk that their investment or assets within their investment may not be able to be liquidated quickly, thus, extending the period of time by which they may receive the proceeds from the investment. Liquidity risk can also result in unfavorable pricing when exiting (i.e. not being able to quickly get out of an investment before the price drops significantly) a particular investment and therefore, can have a negative impact on investment returns

Operational Risk. Operational risk can be experienced when an issuer of an investment product or an investment manager is unable to carry out the business it has planned to execute. Operational risk can be experienced as a result of human failure, operational inefficiencies, system failures, errors, or the failure of other processes critical to the business operations of the issuer or counter party to the investment.

Political Risk. These risks include political uncertainties of the US and foreign countries, including changes in governments through elections, rebellions, as well as international acts of terrorism. These political risks may have an adverse effect on investments held by our clients

Market Risk. The market value of an investment will fluctuate as a result of the occurrence of the natural economic forces of supply and demand on that investment, its particular industry or sector, or the market as a whole. Market risk may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Market risk can affect any investment instrument or the underlying assets or other instruments held by or traded within that investment instrument.

New/Smaller Strategy Risk. A new or smaller strategy is subject to the risk that its performance may not represent how the strategy is expected to or may perform in the long term. In addition, new strategies have limited operating histories for investors to evaluate.

Small and Mid-Capitalization Risk. The small- and mid-capitalization companies in which a strategy invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Third-Party Risk. We rely on certain software technology which we license from third parties and use in our services to perform key functions and provide additional functionality. Because our services incorporate software or platforms developed and maintained by third parties, we are, to a certain extent, dependent upon such third parties’ ability to maintain or enhance their current products, to develop new products on a timely and cost-effective basis, and to respond to emerging industry standards and other technological changes. Further, these third-party technology licenses may not always be available to us on commercially reasonable terms or at all.

In addition to the strategies and risks described above, the Fund may invest in other types of securities whose risks are described below and/or in the Fund’s Statement of Additional Information (“SAI”).

Changes in Investment Objective or Policies

The Funds’ Board of Trustees (the “Board”) may change a Fund’s 80% test under its investment objective without shareholder approval upon 60 days’ written notice to shareholders. The Fund’s other investment policies and strategies may be changed by the Board without shareholder approval unless otherwise provided in this prospectus or in the SAI.

Portfolio Holdings and Disclosure Policy

A description of the Funds’ policies and procedures with respect to the disclosure of portfolio holdings is available in the Funds’ SAI.

Account Information

How to Buy and Sell Shares

Only certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the Funds’ Distributor (“Authorized Participants” or “APs”) may acquire shares directly from the Funds and tender their shares for redemption directly to the Fund. Such purchases and redemptions are made at NAV per share and only in large blocks, or Creation Units, of shares. Purchases and redemptions directly with the Funds must follow the Fund’s procedures, which are described in the SAI.

A creation transaction, which is subject to acceptance by the Fund’s Distributor and the Funds, generally takes place when an AP deposits into the Funds a designated portfolio of securities (“Deposit Securities”) (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the Funds in exchange for a specified number of Creation Units. The composition of such portfolio generally corresponds pro rata to the holdings of the Funds. However, the Funds may, in certain circumstances, offer Creation Units partially or solely for cash. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the Funds and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the AP agreement.

The Funds charge APs standard creation and redemption transaction fees (“Transaction Fees”) to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation transaction fee is charged to the AP on the day such AP creates a Creation Unit, and is the same regardless of the number of Creation Units purchased by the AP on the applicable business day. Similarly, the standard redemption transaction fee is charged to the AP on the day such AP redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by the AP on the applicable business day. Creations and redemptions for cash (when cash creations and redemptions (in whole or in part) are available or specified) are also subject to an additional charge (up to the maximum amounts shown in the table below). This charge is intended to compensate for brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to cash transactions (which may, in certain instances, be based on a good faith estimate of transaction costs).

The Funds’ reserve the right to make redemptions of shares for cash.

Shares of the Funds are listed for trading on NYSE Arca. Share prices are reported in dollars and cents per share. Shares can be bought and sold on the secondary market throughout the trading day like other publicly traded shares, and shares typically trade in blocks of less than a Creation Unit. There is no minimum investment. Shares may only be purchased and sold on the secondary market when the Exchange is open for trading. The Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When buying or selling shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The Funds may liquidate and terminate at any time without shareholder approval.

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Funds and is recognized as the owner of all shares for all purposes.

Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of Shares on the Exchange may differ from a Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Frequent Purchases and Redemptions Of Fund Shares

The Funds’ shares can only be purchased and redeemed directly from the Funds in Creation Units by APs, and the vast majority of trading in the Funds’ shares occurs on the secondary market. Because the secondary market trades do not directly involve the Funds, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Funds’ trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with the Funds, to the extent effected in-kind (i.e., for securities), those trades do not cause the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, those trades could result in dilution to the Funds and increased transaction costs, which could negatively impact the Funds’ ability to achieve its investment objective. However, direct trading by APs is critical to ensuring that the Funds’ shares trade at or close to NAV. The Funds also employ fair valuation pricing to minimize potential dilution from market timing. In addition, the Funds impose transaction fees on purchases and redemptions of the Funds shares to cover the custodial and other costs incurred by the Funds in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Funds’ trading costs increase in those circumstances. Given this structure, the Trust has determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Funds’ shares.

Investments by Other Investment Companies

Section 12(d)(1) of the Investment Company Act generally restricts investments by investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in U.S. Securities and Exchange Commission (“SEC”) rules. In some instances, in order for a registered investment company to invest in shares of the Funds beyond the limitations of Section 12(d)(1), the registered investment company must enter into an agreement with the Trust and comply with certain terms and conditions as set forth in SEC rules.

Determination of Net Asset Value

The NAV of a Fund is calculated as of the close of regular trading on the NYSE (generally 4:00 p.m., Eastern Time) on each day that the NYSE is open for business. Currently, the NYSE is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

To calculate the NAV, a Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. A Fund generally values its portfolio securities at its current market values determined based on available market quotations. However, if market quotations are not available or are considered to be unreliable due to market or other events, portfolio securities will be valued at their fair values, as of the close of regular trading on the NYSE, as determined in good faith under procedures adopted by the Board. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV are based on the consideration by the Fund of a number of subjective factors and therefore may differ from quoted or published prices for the same securities.

Premium/Discount Information

Most investors will buy and sell shares of the Funds in secondary market transactions through brokers at market prices and the Funds’ shares will trade at market prices. The market price of shares of the Funds may be greater than, equal to, or less than NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of shares of the Funds.

Information regarding how often the shares of the Funds traded at a price above (at a premium to) or below (at a discount to) the NAV of the Funds during the past four calendar quarters, when available, can be found at www.cabanaetfs.com.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid annually by the Funds. The Funds distribute net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available.

Taxes

As with any investment, you should consider how your investment in shares will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares.

The following is a description of material U.S. federal income tax consequences of owning and distributing shares of the Funds and of purchasing and redeeming Creation Units. The following information is a general summary of U.S. federal income tax consequences of investments in the Funds, but it does not describe all of the U.S. federal income tax considerations that may be relevant to a decision of whether to invest in the Funds. Except where otherwise noted, this discussion does not describe tax considerations applicable to investors in the Funds subject to special tax rules, such as:

●	financial institutions and insurance companies;

●	regulated investment companies and real estate investment trusts;

●	dealers or traders in securities that use a mark-to-market method of tax accounting;

●	investors holding their shares as part of a larger integrated transaction, or as part of a straddle, wash sale, conversion transaction, or entering into a constructive sale of shares

●	entities classified for income tax purposes as partnerships or that are otherwise flow-through entities for tax purposes;

●	investors whose investment in the shares is made through a tax-exempt entity or tax -advantaged retirement account; or

●	investors subject to the alternative minimum tax.

This discussion applies only to persons who are beneficial owners of shares for federal income tax purposes and who hold their shares as capital assets. This discussion is based upon the Internal Revenue Code of 1986, as amended (the “Code”), administrative guidance thereunder, and judicial decisions as of the date hereof, all of which is subject to change, possibly with retroactive effect.

Taxation of the Funds

The Funds expects, and the following discussion assumes, that they will qualify under the Code as regulated investment companies (“RICs”). To qualify as a RIC for a taxable year, a Fund must satisfy both an income test and an asset diversification test for such year, in addition to other requirements. The Funds cannot guarantee that they will qualify as a RIC for each taxable year. If a Fund failed to qualify as a RIC, it would be subject to U.S. federal income taxes at corporate tax rates on its taxable income, and income of the Fund would also be taxed to shareholders when distributed to them.

If a Fund qualifies as a RIC, it will be exempt from federal income taxes if it distributes at least 90% of its net investment income (determined before taking into account any deductions for dividends paid) and any realized net capital gains. The Funds expect, and this discussion assumes, that they will satisfy these distribution requirements so that each Fund will be exempt from U.S. income taxes, but there can be no assurance that this will be the case for each taxable year of each Fund. Any taxable income, including any net capital gain, that a Fund does not timely distribute (or timely report as undistributed capital gains taxable to its shareholders as if distributed) will be subject to U.S. federal corporation income.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

●	the Funds makes distributions,

●	you sell your shares listed on the Exchange, and

●	you purchase or redeem Creation Units.

Taxation of U.S. Shareholders.

Except where otherwise stated, the discussion in this section applies only to U.S. Shareholders of a Fund. A “U.S. Shareholder” is beneficial owner of shares that is (i) an individual U.S. citizens or U.S. resident, (ii) corporations organized in the United States or under the law of the United States or any state, or (iii) an estate or trust whose income is subject to U.S. federal income taxation regardless of its source.

Taxes on Distributions

For U.S. federal income tax purposes, shareholders are subject to taxation based on the underlying character of the income and gain recognized by the Funds and distributed to the shareholders. In general, distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Funds. As stated above, dividends from net investment income, if any, ordinarily are declared and paid annually by the Funds. The Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. Distributions of net long term capital gains, if any, in excess of net short term capital losses are taxable as long-term capital gains, regardless of how long you have held your shares. Distributions from the Funds’ net investment income, including net short-term capital gains, if any, are taxable to you as ordinary income, except that the Funds’ dividends attributable to its “qualified dividend income” (i.e., dividends received on stock of most domestic and certain foreign corporations), if any, generally are subject to federal income tax for non-corporate shareholders at the rate for net capital gain provided the Funds and the shareholder satisfy holding period and other restrictions with respect to their Fund shares. A part of a Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations — the eligible portion may not exceed the aggregate dividends a Fund receives from domestic corporations as a tax-free return of capital to the extent of your basis in the shares and as capital gain thereafter. Corporate shareholders may take the 50% dividends-received deduction only if certain holding period and other requirements are satisfied by the Fund paying the dividend and the shareholders.

Some of a Fund’s investments, such as certain option transactions, may be “section 1256 contracts.” Section 1256 contracts owned by a Fund generally will be treated for income tax purposes as if sold for their fair market values (i.e., “marked to market”) on an annual basis and resulting gains or losses generally will be treated as 60% long-term capital gains or losses and 40% short-term capital gains or losses.

The Funds’ investments in options and other derivatives (such as futures contracts and swaps) may change the amount, timing and character of distributions to shareholders. Such investments will be subject to special tax rules, which may accelerate taxable income to a Fund, shorten the holding period of a Fund’s securities, convert short-term capital losses into long-term capital losses, or convert long-term capital gains into short-term capital gains taxable resulting in distributions taxable as ordinary income to shareholders.

Distributions paid by a Fund designated as “section 199A dividends” may be taxed to individual and other noncorporate shareholders at a reduced effective federal income tax rate, provided that the shareholder receiving the dividends satisfies certain holding period requirements for the shareholder’s shares and satisfies certain other conditions. Distributions paid by a Fund that are eligible to be treated as section 199A dividends for a taxable year may not exceed the “qualified REIT dividends” received by the Fund from real estate investment trusts for the year reduced by the Fund’s allocable expenses.

Distributions in excess of a Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of a shareholder’s basis in the shares, and as capital gain thereafter. A distribution will reduce the Fund’s NAV per share and may be taxable to you as ordinary income or capital gain (as described above) even though, from an investment standpoint, the distribution may constitute a return of capital.

A Fund may elect to treat any net capital gains that it retains for reinvestment as having been distributed to its shareholders. If a Fund makes such an election, each shareholder must report its share of the undistributed net capital gain as long-term capital gain and will be entitled to claim its share of the U.S. federal income taxes paid by the Fund on such amount as a credit against its own U.S. federal income tax liability, and to claim a refund to the extent that the credit exceeds such tax liability. A shareholders adjusted basis in its shares will be increased by the excess of the amount of the retained net capital gains over the amount of the related refund and/or credit.

 Taxes on Exchange-Listed Share Sales

Any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.. The ability to deduct capital losses from sales of shares may be limited.

Any loss realized on a disposition of share may be disallowed under “wash sale” rules to the extent that the shares sold are replaced with other substantially identical shares within a period of 61 days beginning 30 days before the shares are sold, such as pursuant to a dividend reinvestment in other shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired. Persons exchanging securities should consult their tax advisor concerning whether the wash sale rules apply and when a loss might be deductible.

 Taxes on Purchase and Redemption of Creation Units

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss on the exchange equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus any Cash Component it pays. Persons exchanging equity securities for Creation Units should consult their tax advisor concerning the character and tax treatment of a resulting gain or loss.

An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash received (generally equal to the difference between the NAV of the shares being redeemed and the value of the securities). The Internal Revenue Service (“Service”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. See “ADDITIONAL TAX INFORMATION-Cost Basis Reporting in the SAI for a description of the requirement regarding basis determination methods applicable to share redemptions and a Fund’s obligation to report basis information to the Service.

Medicare Surtax on Net Investment Income

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares owned by U.S. individuals, estates and trusts to the extent that such person’s gross income, as adjusted, exceeds certain threshold amounts.

Taxation of Foreign Shareholders

This discussion applies only to Foreign Shareholders. A “Foreign Shareholder” is a foreign beneficial owner of shares of a Fund that, for U.S. income tax purposes, is a nonresident alien individual, a foreign corporation, a foreign trust or a foreign estate. This discussion does not apply, however, to Foreign Shareholders subject to special tax rules, such as:

●	former U.S. citizens and residents and expatriated or inverted entities;

●	a nonresident alien individual present in the United States for 183 days or more in a taxable year.

●	a controlled foreign corporation, passive foreign investment company, or a foreign government; or

●	a Foreign Shareholder whose income from a Fund is effectively connected with a U.S. trade or business of the Foreign Shareholder or, if a U.S. income tax treaty applies, is attributable to a U.S. permanent establishment of the Foreign Shareholder as determined under such treaty.

Distributions of “investment company taxable income” received by a Foreign Shareholder from a Fund (whether or not reinvested in shares of the Fund) will be subject to U.S. federal withholding tax at a 30% rate (or lower applicable treaty rate), except that such distributions properly reported as short-term capital gain dividends or interest-related dividends will be exempt from U.S. withholding tax.

A Foreign Shareholder in a Fund also is generally not subject to U.S. federal income tax on capital gain dividends or on amounts retained by the Fund that are designated as undistributed capital gains, and is not subject to U.S. federal income taxation on any gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund. However, if a Fund were a “qualified investment entity,” any distributions by the Fund to a Foreign Shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable to gains realized by the Fund on the disposition of “U.S. real property interests” or attributable to certain distributions received by the Fund from a lower-tier RIC or real estate investment trust, would be subject to U.S. tax withholding. In addition, such distributions could result in the Foreign Shareholder being required to file a U.S. income tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a Foreign Shareholder, including the rate of withholding and the character of such distributions (e.g., as ordinary income or capital gain), would depend upon the extent of the Foreign Shareholder’s current and past ownership of a Fund. In addition, if a Fund were a U.S real property holding corporation (a “USRPHC”) or former USRPHC, it could, in certain circumstances. be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% Foreign Shareholder, in which case such Foreign Shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption. See the discussion under “ADDITIONAL TAX INFORMATION -Foreign Shareholders” for more information concerning the matters described in this paragraph.

Information returns may be filed with the IRS reporting certain payments on shares of a Foreign Shareholder or proceeds from a sale or redemption of the Foreign Shareholder’s shares of a Fund. A

Foreign Shareholder may be subject to backup withholding on such payments unless the Foreign Shareholder certifies its non-U.S. status under penalties of perjury or otherwise establishes an exemption from backup withholding. Amounts withheld as backup withholding from a Foreign Shareholder generally may be refunded or credited against the Foreign Shareholder’s federal income tax liability if certain required information is timely furnished to the IRS.

To qualify for the exemption from U.S. withholding taxes on interest-related dividends or short-term capital gain dividends, or for a reduced rate of withholding taxes under an income tax treaty on distributions from a Fund, a Foreign Shareholder must generally deliver to the withholding agent a properly executed form (generally, an IRS Form W-8BEN or IRS Form W-8BEN-E, as applicable). To claim a refund of any backup withholding taxes or any Fund-level taxes imposed on undistributed net capital gains, a Foreign Shareholder must obtain a taxpayer identification number and file a U.S. federal income tax return.

Under provisions of the Code commonly referred to as “FATCA”, a Fund must withhold 30% of certain distributions it pays to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. individual that timely provides required certifications on a valid IRS Form W-9 or applicable Form W-8, respectively. A non-U.S. entity that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status as either exempt from, or compliant with, FATCA in order to avoid FATCA withholding. A more complete description of FATCA can be found in the SAI. Non-U.S. persons should consult their tax advisors concerning documentation necessary to establish an exemption from, or compliance with, FATCA in connection with investing in a Fund.

Information Reporting; Backup Withholding.

Payments on the shares and proceeds from a sale or other disposition of shares will be subject to information reporting unless the shareholders is an exempt recipient. A shareholder will be subject to backup withholding on such payments, currently at the rate of 24%, unless it furnishes its taxpayer identification number (generally on IRS Form W-9) and certain other information and certifies under penalties of perjury that it is not subject to backup withholding. Backup withholding is not an additional tax. Amounts withheld under the backup withholding rules from a payment to a shareholder generally may be refunded or credited against the shareholder federal income tax liability, if any, provided that certain required information is timely furnished to the Service.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions, and sales of Fund shares. Consult your personal tax advisor about the potential tax consequences of an investment in Fund shares under all applicable tax laws. Changes in applicable tax authority could materially affect the conclusions discussed above and could adversely affect the Funds, and such changes often occur. For more information concerning the federal income tax treatment of owning, selling and redeeming shares of a Fund, see the discussion in the SAI under “ADDITIONAL TAX INFORMATION.”

Fund Management

Adviser

Cabana LLC d/b/a Cabana Asset Management, with a principal address of 220 S. School Avenue, Fayetteville, Arkansas 72701, serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement with the Adviser (the “Advisory Agreement”) for the Funds, the Adviser provides the Funds with a continuous program of investing the Funds’ assets and determining the composition of each Fund’s portfolio, subject to the Funds’ underlying index components. The Adviser was organized in 2008.

For its services, each Fund pays the Adviser a monthly investment advisory fee (the “Management Fee”) computed at the annual rate of 0.[XX]% of the Fund’s average daily net assets under the terms of the Advisory Agreement.

The Adviser has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding a certain percent of the Fund’s average daily net assets for at least one year from the date of this Prospectus as described in each Fund section. The waiver cannot be terminated except by the Board of Trustees for any reason at any time.

A discussion regarding the basis for the Board’s approval of the advisory agreement with the Adviser will be available in the Funds’ first Annual or Semi-Annual Report to shareholders following commencement of operations.

Sub-Adviser

Exchange Traded Concepts, LLC, an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its primary place of business, and 295 Madison Avenue, New York, New York 10017, serves as the sub-adviser to each Fund. The Sub-Adviser is majority owned by Cottonwood ETF Holdings LLC. The Adviser pays a fee to the Sub-Adviser, calculated daily and paid monthly, out of the Fee the Adviser receives an asset-based fee of [0.0125]% from each Fund.

A discussion regarding the basis for the Board’s approval of the sub-advisory agreement with the Adviser will be available in the Funds’ first Annual or Semi-Annual Report to shareholders following commencement of operations.

Portfolio Managers

G. Chadd Mason, Andrew Serowik is primarily responsible for the day-to-day management of the Funds.

G. Chadd Mason is the CEO and founder of Cabana Asset Management, which was founded in 2008. He has spent more than 25 years as an attorney in the state of Arkansas and has 15 years of investment and portfolio management experience. In 2005, he and a small team developed a proprietary algorithm designed to help shelter investors from risk by striving to limit losses during down markets, while still participating in up markets. This algorithm is known today as Cabana’s Cyclical Asset Reallocation Algorithm (“CARA”). Chadd graduated from the University of Arkansas with a B.A. in Psychology and went on to earn a Juris Doctor degree from the University of Denver. In 2013, he graduated Summa Cum Laude with a Master of Laws degree in Financial Services and Wealth Management from Thomas

Jefferson School of Law. He is also accredited as a Chartered Wealth Manager by the American Academy of Financial Management.

Andrew Serowik joined the Sub-Adviser from Goldman Sachs. He began his career at Spear, Leeds & Kellogg (“SLK”), continuing with Goldman after its acquisition of SLK. During his career of more than 18 years at the combined companies, he held various roles, including managing the global Quant ETF Strats team and One Delta ETF Strats. He designed and developed systems for portfolio risk calculation, algorithmic ETF trading, and execution monitoring, with experience across all asset classes. He graduated from the University of Michigan with a Bachelor of Business Administration degree in Finance.

Gabriel Tan joined the Sub-Adviser in May 2019 as an Associate Portfolio Manager and was promoted to Portfolio Manager in December 2020. He began his career at UBS and BBR Partners where he worked as a financial planning analyst and a portfolio strategist for over four years. During his time there, he developed comprehensive wealth management solutions focused on portfolio optimization, trust and estate planning, and tax planning.

Todd Alberico joined the Sub-Adviser in November 2020, having spent the past 14 years in ETF trading at Goldman Sachs, Cantor Fitzgerald, and, most recently, Virtu Financial. He spent most of that time focused on the Trading and Portfolio Risk Management of ETFs exposed to international and domestic equity. He has worked on several different strategies including lead market-making and electronic trading, to customer facing institutional business developing models for block trading as well as transitional trades. Mr. Alberico graduated from St. John’s University in NY with a Bachelor of Science degree in Finance.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation structure, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of Shares.

Financial Highlights

Because the Funds recently launched, there is no financial or performance information included in this prospectus for the Funds. The fiscal year-end of the Fund is April 30th each year. Once the information becomes available, you may request a copy of this information by calling the Fund at 1-866-239-9536.

Disclaimers

Shares of the Funds are not sponsored, endorsed, or promoted by the NYSE Arca, Inc. (the “NYSE Arca”) The NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of the Funds. The NYSE Arca is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the shares of the Funds to be issued, or in the determination or calculation of the equation by which the shares are redeemable. The NYSE Arca has no obligation or liability to owners of the shares of the Funds in connection with the administration, marketing, or trading of the shares of the Funds. Without limiting any of the foregoing, in no event shall the NYSE Arca have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

How To Obtain More Information About The Funds

Additional information about the Funds is included in the SAI, which is incorporated by reference in its entirety.

Additional information about the Funds’ investments will be available in the Funds’ Annual and Semi-Annual Reports to shareholders. In the Funds’ Annual Report, when available, you will find a discussion of the market conditions and strategies that significantly affected the Fund’s performance during its last fiscal year.

To obtain a free copy of the SAI, the Annual and Semi-Annual Reports, when available, or other information about the Funds, or to make inquiries about the Fund, please call Toll-Free: 1-866-239-9536.

This Prospectus, the SAI and the most recent shareholder reports are also available without charge on the Fund’s website at www.cabanaetfs.com or upon written request to the Funds at:

Cabana

c/o Ultimus Fund Solutions, LLC

[P.O. Box 46707

Cincinnati, Ohio 45246-0707]

The Funds’ website will also provide information about the Funds’ net asset value, market price, premiums and discounts, and bid-ask spreads.

Only one copy of the Prospectus or the Annual or Semi-Annual Report will be sent to each household address. This process, known as “Householding,” is used for most required shareholder mailings. (It does not apply to confirmations of transactions and account statements, however). You may, of course, request an additional copy of the Prospectus or the Annual or Semi-Annual Report at any time by calling, writing the Funds or by downloading free of charge at www.cabanaetfs.com. You may also request that Householding be eliminated from all your required mailings.

Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of information on the SEC’s Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act File No. 811-03373

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. The Funds will not commence operations nor sell shares until such shares are listed on the NYSE, ARCA, Inc. (the “Exchange”). This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION – Dated [                ]

Statement  of Additional Information

June [   ], 2022

This Statement of Additional Information (“SAI”) should be read in conjunction with the Prospectus for the with a Fund’s current prospected dated June [   ], 2022, which may be supplemented from time to time (the “Prospectus”). This SAI is incorporated by reference in its entirety into the Prospectus. Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Copies of the Prospectus may be obtained without charge, upon request, by writing the Funds at P.O. Box 46707, Cincinnati, Ohio 45246-0707 or by calling 1-866-239-9536 or by visiting the Fund’s website at www.cabanaetfs.com.

The Segall Bryant & Hamill Trust    currently offers the following exchange traded funds (“ETFs”) under this SAI:

Name	Ticker
CI Cabana Focused Consumer Cyclicals & Services Sector ETF	CCFD
CI Cabana Focused Consumer Non-Cyclicals s Sector ETF	CCFS
CI Cabana Focused Energy Sector ETF	CCFE
CI Cabana Focused Financial Sector ETF	CCFF
CI Cabana Focused Health Care Sector ETF	CCFH
CI Cabana Focused Industrials Sector ETF	CCFI
CI Cabana Focused Non-Energy Materials Sector ETF	CCFM
CI Cabana Focused Real Estate Sector ETF	CCFR
CI Cabana Focused Technology Sector ETF	CCFT
CI Cabana Focused Utilities Sector ETF	CCFU

each a (“Fund”), collectively (the “Funds”)

Primary Listing Exchange for the Funds: NYSE Arca

Series of

SEGALL BRYANT & HAMILL TRUST

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

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TABLE OF CONTENTS

HOW TO BUY AND SELL SHARES	3
ADDITIONAL INFORMATION ON INVESTMENTS, STRATEGIES AND RISKS	10
INVESTMENT RESTRICTIONS	16
MANAGEMENT OF THE TRUST	17
INVESTMENT ADVISER	25
PORTFOLIO TRANSACTIONS	25
THE DISTRIBUTOR	26
OTHER SERVICE PROVIDERS	26
GENERAL INFORMATION	27
ADDITIONAL TAX INFORMATION	30
FINANCIAL STATEMENTS	42
APPENDIX A – Summary of Segall Bryant & Hamill Trust Proxy Voting Policies	43
APPENDIX B – Adviser Entity’s Proxy Voting Policy	44

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STATEMENT OF ADDITIONAL INFORMATION

The Segall Bryant & Hamill Trust (the “Trust”) is a Massachusetts business trust which was organized on December 10, 1985 as an open-end management investment company. The Trust’s predecessor was originally incorporated in Maryland on January 11, 1982. In addition to the ETFs offered under this SAI, there are fourteen other series under the Trust.

The Funds issue and redeem shares solely to certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the Funds’ distributor (“Authorized Participants” or “APs”) on a continuous basis at net asset value per share (“NAV”) in aggregations of a specified number of shares called “Creation Units.” Creation Units generally are issued in exchange for a basket of securities (“Deposit Securities”), together with the deposit of a specified cash payment (“Balancing Amount”). Shares are not individually redeemable, but are redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. A Creation Unit of the Funds consists of a block of shares.

Shares are listed and traded on NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”). Shares trade in the secondary market at market prices that may differ from the shares’ NAV. Other than Authorized Participants, investors will not be able to purchase or redeem shares directly with or from the Fund. Instead, most investors will buy and sell shares in the secondary market through a broker.

Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Board. Each share has the same voting and other rights and preferences as any other shares of any series of the Trust with respect to matters that affect the Trust as a whole. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Board has the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. The Funds currently offer only one class of shares. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Board in such manner as the Board determines to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

For information concerning the purchase and sale of shares of the Funds, see “How to Buy and Sell Shares” in the Funds’ Prospectus and in this SAI. For a description of the methods used to determine the share price and value of the Funds’ assets, see “Determination of Net Asset Value” in the Funds’ Prospectus and in this SAI.

The performance of the Funds may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Funds may be compared in publications to averages, performance rankings, or other information prepared by recognized investment company statistical services. The Funds’ annual report, when available, will contain additional performance information and will be made available to investors upon request and without charge.

HOW TO BUY AND SELL SHARES

Creation Units

The Funds will issue and redeem shares at NAV only in aggregations of large blocks of shares or Creation Units and only to Authorized Participants. In order to be an Authorized Participant the firm must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Settlement System (“Clearing Process”)

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of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and the firm must execute an agreement (“Participant Agreement”) with Northern Lights Distributors, LLC, the Fund’s distributor (the “Distributor”) that governs transactions in the Fund’s Creation Units.

The Funds sell and redeem Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any day on which the New York Stock Exchange is open for business. The New York Stock Exchange is closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Funds will issue and redeem Creation Units principally in exchange for an in-kind deposit of Deposit Securities, together with the deposit of a Cash Component, plus a transaction fee.  The Funds are listed on NYSE Arca.  Shares will trade on the Exchange at market prices that may be below, at, or above NAV.  In the event of the liquidation of the Funds, a share split, reverse split or the like, the Trust may revise the number of shares in a Creation Unit.

The Funds reserve the right to offer creations and redemptions of shares for cash.

Creation Transaction Fee

A fixed purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard creation transaction fee for each Fund, regardless of the number of Creation Units created in the transaction, is set forth in the table below.

Fund	Creation Transaction Fee
CI Cabana Focused Consumer Cyclicals & Services Sector ETF	$250
CI Cabana Focused Consumer Non-Cyclicals Sector ETF	$250
CI Cabana Focused Energy Sector ETF	$250
CI Cabana Focused Financial Sector ETF	$250
CI Cabana Focused Health Care Sector ETF	$250
CI Cabana Focused Industrials Sector ETF	$250
CI Cabana Focused Non-Energy Materials Sector ETF	$250
CI Cabana Focused Real Estate Sector ETF	$250
CI Cabana Focused Technology Sector ETF	$250
CI Cabana Focused Utilities Sector ETF	$250

Each Fund may adjust the creation transaction fee from time to time. The creation transaction fee may be waived on certain orders if the Custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee of up to two percent (2%) may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. Each Fund may determine not to charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of a Fund’s portfolio in a more efficient manner than could have been achieved without such order.

Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges.

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Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover.

Exchange Listing and Trading

Shares of the Funds are available to the public on the NYSE Arca and trade at market prices rather than NAV. Shares of the Funds may trade at a price that is greater than, at, or less than NAV. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of shares of the Funds will continue to be met. The NYSE Arca may, but is not required to, remove the shares of the Funds from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of a Fund’s shares, there are fewer than 50 record and/or beneficial owners of shares of the Fund for 30 or more consecutive trading days, or (ii) any other event shall occur or condition shall exist that, in the opinion of the NYSE Arca, makes further dealings on the NYSE Arca inadvisable. The NYSE Arca will also remove shares of the Funds from listing and trading upon termination of the Fund.

As in the case of other publicly-traded securities, when you buy or sell shares of the Funds through a broker, you may incur a brokerage commission determined by that broker, as well as other charges.

The Clearing Process

Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.” The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC participants that are also participants in the Continuous Net Settlement System of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Portfolio Deposits (as defined below) that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Portfolio Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. In-kind deposits of securities for orders outside the Clearing Process must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).

Purchasing Creation Units

Portfolio Deposit

The consideration for a Creation Unit generally consists of the Deposit Securities and a Cash Component. Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit.” The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of a Fund and (y) the market value of the Deposit Securities. If (x) is more than (y), the Authorized Participant will pay the Cash Component to a Fund. If (x) is less than (y), the Authorized Participant will receive the Cash Component from the Fund.

On each Business Day, prior to the opening of business on the NYSE Arca (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Deposit Security in the current Portfolio Deposit (based on information at the end of the previous Business Day) for the Funds and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. The Deposit Securities announced are applicable to purchases of Creation Units until the next announcement of Deposit Securities.

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Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

Custom Orders and Cash-in-lieu

The Funds may, in their sole discretion, permit or require the substitution of an amount of cash (“cash-in-lieu”) to be added to the Cash Component to replace any Deposit Security. The Funds may permit or require cash-in-lieu when, for example, a Deposit Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Funds may permit or require cash in lieu of Deposit Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities laws or policies from transacting in one or more Deposit Securities. The Funds will comply with the federal securities laws in accepting Deposit Securities including that the Deposit Securities are sold in transactions that would be exempt from registration under the Securities Act. All orders involving cash-in-lieu are considered to be “Custom Orders.”

Purchase Orders

An Authorized Participant must submit an irrevocable purchase order in proper form to the Distributor or its agent no later than the earlier of (i) 4:00 p.m. Eastern Time or (ii) the closing time of the bond markets and/or the trading session on the Exchange, on any Business Day in order to receive that Business Day’s NAV (“Cut-off Time”). The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” An order to create Creation Units is deemed received on a Business Day if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating custom orders and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date (“T+1”) for cash and the third Business Day following the Transmittal Date for securities (“T+3”).

Orders Using the Clearing Process

If available, (portions of) orders may be settled through the Clearing Process. In connection with such orders, the Distributor transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Portfolio Deposit to the Funds, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System.

Orders Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Portfolio Deposits will be made outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will be effected through DTC. The Portfolio Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of Deposit Securities (whether standard or custom) through DTC to the Funds’ account by 11:00 a.m., Eastern time, on T+1. The Cash Component, along with any cash-in-lieu and Transaction Fee, must be transferred directly to the Custodian through the Federal Reserve System in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive both the Deposit Securities and the cash by the appointed time, the order may be canceled. A canceled order may be resubmitted the following Business Day but must conform to that Business Day’s Portfolio Deposit. Authorized Participants that submit a canceled order will be liable to the Funds for any losses incurred by the Funds in connection therewith.

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Orders involving foreign Deposit Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify the Adviser and the Custodian of such order. The Custodian, who will have caused the appropriate local sub-custodian(s) of the Funds to maintain an account into which an Authorized Participant may deliver Deposit Securities (or cash -in-lieu), with adjustments determined by the Funds, will then provide information of the order to such local sub-custodian(s). The ordering Authorized Participant will then deliver the Deposit Securities (and any cash-in-lieu) to the Funds’ account at the applicable local sub-custodian. The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Funds, immediately available or same day funds in U.S. dollars estimated by the Funds to be sufficient to pay the Cash Component and Transaction Fee. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern Time, on the contractual settlement date.

Acceptance of Purchase Order

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Funds. The Funds’ determination shall be final and binding.

The Funds reserve the absolute right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Funds; (c) the Deposit Securities delivered do not conform to the Deposit Securities for the applicable date; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Funds; (e) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Portfolio Deposit would otherwise, in the discretion of the Trust, Funds or the Adviser, have an adverse effect on the Trust, Funds or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Adviser, the Funds’ Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its rejection of the order. The Funds, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits, and they shall not incur any liability for the failure to give any such notification.

Issuance of a Creation Unit

Once the Funds have accepted an order, upon next determination of the Funds’ NAV, the Funds will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Except as provided below, a Creation Unit will not be issued until the Funds obtain good title to the Deposit Securities and the Cash Component, along with any cash-in-lieu and Transaction Fee. Except as otherwise provided, the delivery of Creation Units will generally occur no later than T+2.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

The Funds may issue a Creation Unit prior to receiving good title to the Deposit Securities, under the following circumstances. Pursuant to the applicable Participant Agreement, the Funds may issue a Creation Unit notwithstanding that (certain) Deposit Securities have not been delivered, in reliance on an undertaking by the relevant Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking is

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secured by such Authorized Participant’s delivery to and maintenance with the Custodian of collateral having a value equal to at least 115% of the value of the missing Deposit Securities (“Collateral”), as adjusted by time to time by the Adviser. Such Collateral will have a value greater than the NAV of the Creation Unit on the date the order is placed. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on T+1. The only Collateral that is acceptable to the Funds is cash in U.S. Dollars.

While (certain) Deposit Securities remain undelivered, the Collateral shall at all times have a value equal to at least 115% (as adjusted by the Adviser) of the daily marked-to-market value of the missing Deposit Securities. At any time, the Funds may use the Collateral to purchase the missing securities, and the Authorized Participant will be liable to the Funds for any costs incurred thereby or losses resulting therefrom, whether or not they exceed the amount of the Collateral, including any Transaction Fee, any amount by which the purchase price of the missing Deposit Securities exceeds the market value of such securities on the Transmittal Date, brokerage and other transaction costs. The Trust will return any unused Collateral once all of the missing securities have been received by the Funds. More information regarding the Funds’ current procedures for collateralization is available from the Distributor.

Cash Purchase Method

When cash purchases of Creation Units are available or specified for the Funds, they will be effected in essentially the same manner as in-kind purchases In the case of a cash purchase, the investor must pay the cash equivalent of the Portfolio Deposit. In addition, cash purchases will be subject to Transaction Fees, as described above.

Redeeming a Creation Unit

Redemption Basket

The consideration received in connection with the redemption of a Creation Unit generally consists of an in-kind basket of designated securities (“Redemption Securities”) and a Cash Component. Together, the Redemption Securities and the Cash Component constitute the “Redemption Basket.”

There can be no assurance that there will be sufficient liquidity in Fund shares   in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Redemption Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the Funds and (y) the market value of the Redemption Securities. If (x) is more than (y), the Authorized Participant will receive the Cash Component from the Funds. If (x) is less than (y), the Authorized Participant will pay the Cash Component to the Funds.

If the Redemption Securities on a Business Day are different from the Deposit Securities, prior to the opening of business on the NYSE Arca (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Redemption Security in the current Redemption Basket (based on information at the end of the previous Business Day) for the Funds and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. If the Redemption Securities on a Business Day are different from the Deposit Securities, all redemption requests that day will be processed outside the Clearing Process.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE Arca is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE Arca is suspended or restricted; (iii) for any period during which an emergency exists as

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a result of which disposal of the Fund shares or determination of the Funds’ NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

 Custom Redemptions and Cash-in-lieu

The Funds may, in their sole discretion, permit or require the substitution of cash-in-lieu to be added to the Cash Component to replace any Redemption Security. The Funds may permit or require cash-in-lieu when, for example, a Redemption Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Funds may permit or require cash-in-lieu of Redemption Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more Redemption Securities. The Funds will comply with the federal securities laws in satisfying redemptions with Redemption Securities, including that the Redemption Securities are sold in transactions that would be exempt from registration under the Securities Act. All redemption requests involving cash-in-lieu are considered to be “Custom Redemptions.”

Redemption Requests

To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption request to the Distributor.

An Authorized Participant submitting a redemption request is deemed to represent to the Funds that it has ascertained or has reasonable grounds to believe that as of the time of the contractual settlement date, that (i) it or its customer, as the case may be, owns, will own or have the authority and right to tender for redemption the Creation Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the Fund shares that are in the Creation Unit to be redeemed have not been loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement that would preclude the delivery of such Fund shares to the Funds on the contractual settlement date. The Funds reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in the Funds. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of the requested representations, the redemption request will not be considered to be in proper form and may be rejected by the Funds.

Timing of Submission of Redemption Requests

An Authorized Participant must submit an irrevocable redemption order no later than the Cut-off Time. The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” A redemption request is deemed received if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating Custom Redemptions and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve System, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the Settlement Date, as defined above.

Requests Using the Clearing Process

If available, (portions of) redemption requests may be settled through the Clearing Process. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant, such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to the Funds, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described above.

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Requests Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Redemption Baskets will be delivered outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the redemption will be effected through DTC. The Authorized Participant must transfer or cause to be transferred the Creation Unit(s) of shares being redeemed through the book-entry system of DTC so as to be delivered through DTC to the Custodian by 10:00 a.m., Eastern Time, on received T+1. In addition, the Cash Component must be received by the Custodian by 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive the Creation Unit(s) and Cash Component by the appointed times on T+1, the redemption will be rejected, except in the circumstances described below. A rejected redemption request may be resubmitted the following Business Day.

Orders involving foreign Redemption Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption request, the Distributor will notify the Adviser and the Custodian. The Custodian will then provide information of the redemption to the Funds’ local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the Redemption Securities are customarily traded and to which such Redemption Securities (and any cash-in-lieu) can be delivered from the Funds’ accounts at the applicable local sub-custodian(s).

Acceptance of Redemption Requests

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust. The Trust’s determination shall be final and binding.

Delivery of Redemption Basket

Once the Funds have accepted a redemption request, upon next determination of the Funds’ NAV, the Funds will confirm the issuance of a Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash-in-lieu and Transaction Fee. A Creation Unit tendered for redemption and the payment of the Cash Component, any cash-in-lieu and Transaction Fee will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.

The Redemption Basket will generally be delivered to the redeeming Authorized Participant within T+3. Except under the circumstances described below, however, a Redemption Basket generally will not be issued until the Creation Unit(s) are delivered to the Funds, along with the Cash Component, any cash-in-lieu and Transaction Fee.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Cash Redemption Method

When cash redemptions of Creation Units are available or specified for the Funds, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the Redemption Basket minus any Transaction Fees, as described above.

ADDITIONAL INFORMATION ON INVESTMENTS, STRATEGIES AND RISKS

Information contained in this SAI expands upon information contained in the Prospectus. All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that the Funds’ investment programs will be successful. Investors should carefully review the descriptions of the Funds’

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investments and associated risks described in the Prospectus and this SAI. No investment in shares of the Funds should be made without first reading the Prospectus. Unless otherwise indicated, percentage limitations apply at the time of purchase of the applicable securities. The following details certain types of investments, strategies and certain strategies and non-principal risks that may apply to a Fund. Each Fund reserves the right to invest in other types of securities not described herein as long as they are not precluded by policies discussed elsewhere in the Prospectus and/or this SAI.

Cybersecurity Risk. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, a Fund may be susceptible to operational, information security and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks or devices that are used to service a Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Funds’ website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on a Fund’s systems.

Cybersecurity failures or breaches by a Fund’s third-party service providers (including, but not limited to, the adviser, distributor, custodian, transfer agent and financial intermediaries) may cause disruptions and impact the service providers’ and a Fund’s business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business and the mutual funds to process transactions, inability to calculate a Fund’s net asset value, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs and/or additional compliance costs. Each Fund and its shareholders could be negatively impacted as a result of successful cyber-attacks against, or security breakdowns of, a Fund or its third-party service providers.

A Fund may incur substantial costs to prevent or address cyber incidents in the future. In addition, there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, a Fund cannot directly control any cyber security plans and systems put in place by third party service providers. Cyber security risks are also present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

Derivatives Risk. The risks associated with the use of derivatives are different from, and may be greater than, the risks associated with investing in the underlying asset, index, or security on which the derivative is based. Certain Funds, as described in this Prospectus, may invest in various types of derivatives, including forward currency contracts. Forward currency contracts seek to, among other things, manage market risk and currency risk. However, there is no guarantee that a particular derivative strategy will meet these objectives.

Derivatives are generally subject to counterparty risk (which is the risk of loss due to the failure of the other party to the contract to make required payments or otherwise comply with contract terms), liquidity risk (which is the risk that a portfolio may not be able to purchase or sell a derivative at the most advantageous time or price due to difficulty in finding a buyer or seller), and risks related to the portfolio management’s ability to correctly determine trends in prices, rates and economic factors.

Forward currency contracts may be susceptible to risks related to pricing or valuation (when a derivative may not be correctly priced within a portfolio due to the fluctuating nature of the underlying asset, index or rate) and risks arising from currency volatility.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the strategy being unable to buy or sell certain securities or financial instruments. In such circumstances, the account may be

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unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Foreign Securities. Each  Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all, or substantially all, of the stocks that make up the index it tracks. It is not expected that any Fund will invest more than 5% of its assets in foreign securities. Each Fund may invest, to a limited extent, in derivatives.   A derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, a bond, or a currency), a physical asset (such as gold, oil, or wheat), a market index, or a reference rate. Investments in derivatives may subject the Funds to risks different from, and possibly greater than, those of investments directly in the underlying securities or assets. The Funds will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.

There are risks and costs involved in investing in non-U.S. -traded securities which are in addition to the usual risks inherent in securities that are traded on a U.S. exchange. These risks will vary from time to time and from country to country, especially if the country is considered an emerging market or developing country and may be different from or greater than the risks associated with investing in developed countries. These risks may include, but are not limited to, higher transaction costs, the imposition of additional foreign taxes, less market liquidity, security registration requirements and less comprehensive security settlement procedures and regulations, significant currency devaluation relative to the U.S. dollar, restrictions on the ability to repatriate investment income or capital, less government regulation and supervision, less public information, less economic, political and social stability, and adverse changes in diplomatic relations between the United States and that foreign country.

Illiquid Securities. A Fund will not knowingly invest more than fifteen percent (15%) of the value of its net assets in investments that are illiquid. The Funds consider illiquid investments to be those investments that the Adviser reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

Illiquid securities may include certain securities that are not registered under the Securities Act (“restricted securities”), certain unrestricted securities with limited daily trading volume, as well as repurchase agreements, securities loans and time deposits that are not terminable within seven days and certain municipal leases. A security’s illiquidity might prevent the sale of the security at a time when the Adviser might wish to sell. A Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Fund’s management or performance. In addition, these securities could have the effect of decreasing the overall level of a Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities.

Under the supervision of the Trust’s Board of Trustees (the “Board”), the Adviser determines the liquidity of the Fund’s investments and, through reports from the Adviser, the Trustees monitor investments in illiquid instruments. If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity pursuant to the Trust’s liquidity risk management program. The sale of some illiquid and other types of investments may be subject to legal restrictions.

Restricted securities will be subject to the 15% limitation unless the Adviser, under the supervision of the Board, determines that a liquid trading market exists. However, there can be no assurance that a liquid market will exist for any security at a particular time.

Restricted securities may be purchased by institutional buyers under Rule 144A. Therefore, the purchase of restricted securities could have the effect of increasing the level of illiquidity of the Funds during periods that qualified institutional buyers become uninterested in purchasing these securities.

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Investment Companies. The Funds may purchase securities issued by other investment companies that invest in high quality, short-term debt securities that determine their NAV per share on the amortized cost or penny-rounding method (i.e., money market funds). In addition, all the Funds may invest in other investment companies that invest in a manner consistent with each Fund’s investment objective, generally through the use of exchange-traded funds (“ETFs”). The Funds will limit its investments in accordance with restrictions imposed by the 1940 Act so that, to the extent required by law, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by any of the Funds; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned in the aggregate by the Funds. These restrictions do not apply to investments by the Funds in investment companies that are money market mutual funds to the extent that those investments are made in accordance with applicable exemptive rules or authority.

As a shareholder of another investment company, the Funds would bear, along with other shareholders, its pro rata portion of that company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Funds bear directly in connection with its own operations. Investment companies in which the Funds may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Funds and, therefore, will be borne indirectly by Shareholders. The Funds’ investments in investment companies may include various ETFs, subject to the Funds’ investment objective, policies, and strategies as described in the Prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the New York Stock Exchange and NYSE MKT. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a Portfolio can generate brokerage expenses.

Money Market Instruments. The Funds may invest from time to time in “money market instruments” such as bank obligations, commercial paper and corporate bonds with remaining maturities of 397 days or less.

Bank obligations include bankers’ acceptances, negotiable certificates of deposit and non-negotiable time deposits, including instruments issued or supported by the credit of U.S. or foreign banks. Although the Funds will invest in obligations of foreign banks or foreign branches of U.S. banks only where the Adviser deems the instrument to present minimal credit risks, these investments nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. Investments in the obligations of foreign banks and foreign branches of U.S. banks will not exceed twenty percent and twenty-five percent respectively, of the Funds’ total assets at the time of purchase.

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers. Investments by the Funds in commercial paper and similar corporate obligations will consist of issues that are rated within the three highest Short-Term Credit Ratings as presented in Exhibit C.

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The Funds may invest in short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period. The Funds intend to invest only in funding agreements that have a put feature which may be exercised on seven days’ notice.

Real Estate Investment Trusts (“REITs”). The Funds may invest in equity and/or debt securities issued by equity and mortgage REITs, which are real estate investment trusts. Equity REITs invest directly in real property. Mortgage REITs invest in mortgages on real property.

REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high-yielding securities and increase the costs of obtaining financing, which could decrease the value of these investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of credit extended. REITs are also heavily dependent on cash flow and are subject to the risk that borrowers may default.

A pro rata portion of REIT fees and expenses will be borne by a Fund’s shareholders. These fees and expenses are in addition to fees charged directly to the Funds and borne by Fund shareholders in connection with their operations.

Restricted Securities. The Funds may invest in restricted securities which are securities subject to legal or contractual restrictions on resale. These may include private placements of equity securities issued by issuers who have publicly traded equity securities of the same class issued and outstanding (“private investment in public equity” or “PIPES”). In many cases, PIPES are subject to contractual restrictions on resale. As a result of the absence of a public trading market for the PIPES, they may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by the Funds or less than their fair market value. If any privately placed securities held by the Funds are required to be registered under the securities laws of one or more jurisdictions before being resold, the Funds may be required to bear the expenses of registration. The Funds’ investments in PIPES may include investments in smaller, less seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources or they may be dependent on a limited management group. In making investments in such securities, a Fund may obtain access to material nonpublic information, which may restrict a Fund’s ability to conduct portfolio transactions in such securities. PIPES may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that registration will remain in effect.

The Funds may also invest in restricted securities that can be offered and sold under Rule 144A of the Securities Act. Rule 144A allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.

Rights Offerings and Warrants to Purchase. The Funds may participate in rights offerings and may purchase warrants. These instruments are privileges enabling the owners to subscribe to and purchase a specified number of shares of the issuing corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that the Funds involved could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not

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exercised prior to the expiration of the rights and warrants. Also, the purchase of rights or warrants involves the risk that the effective price paid for them, when added to the subscription price of the related security, may exceed the value of the subscribed security’s market price. This could occur when there is no movement in the level of the underlying security.

Securities Lending. A Fund may lend its portfolio securities to institutional investors as a means of earning additional income. Such loans must be continuously secured by certain liquid, high-grade collateral equal at all times to at least the market value of the securities loaned. Securities loans will be made only to borrowers deemed by the Adviser to present minimal credit risks and when, in its judgment, the income to be earned from the loan justifies the possible risks.

When a Fund lends its securities, it continues to receive interest or dividends on the securities loaned and may simultaneously earn interest on the collateral received from the borrower or from the investment of cash collateral in readily marketable, high-quality, short-term obligations. Cash collateral also may be invested in privately-placed interests in a trust or other entity, which may be affiliated, that invests solely in the instruments permitted for investment of cash collateral. Such investments are further described under the caption “Securities Issued by Other Investment Companies; Other Entities Investing in Money Market Instruments.” Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, these loans may be called at any time, including if a material event affecting the investment were to occur.

Collateral for such securities loans may include cash, securities of the U.S. Government, its agencies or instrumentalities or an irrevocable letter of credit issued by a bank that meets the investment standards of the Funds and whose securities are eligible for purchase under the objectives, policies and limitations of the Funds.

Temporary Defensive Positions. The Funds may, from time to time, take temporary defensive positions that are inconsistent with their principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. Such investments may include short-term debt-securities, cash and cash equivalents. If any Fund takes a temporary position at the wrong time, the position could have an adverse impact on that Fund’s performance and the Fund may not achieve its investment objective. Each Fund reserves the right to invest all of its assets in temporary defensive positions.

Terrorism, War, Natural Disaster and Epidemic Risk. Terrorism, war, military confrontations and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as widespread disease and virus epidemics, can be highly disruptive to economies and markets, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments.

U.S. Government Obligations. Each Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Examples of the types of U.S. Government obligations that may be held by a Fund include, in addition to U.S. Treasury bonds, notes and bills, the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association (“Fannie Mae”), General Services Administration, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks and Maritime Administration. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, such as those of Freddie Mac, are supported only by the credit of

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the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Such investments are further described under the caption “Mortgage Related Securities.”

INVESTMENT RESTRICTIONS

The Prospectus for the Funds describes the Funds’ investment objectives. The following information supplements and should be read in conjunction with the description of the investment objectives, principal strategies and principal risks for each Fund in the Prospectus.

The following investment limitations are “fundamental” limitations, unless otherwise noted, which means a Fund may not change any of them without the approval of a majority of the holders of the Fund’s outstanding shares (as defined under “Miscellaneous” below). Unless expressly stated in the Prospectus or the SAI, the other investment restrictions contained in the Prospectus or SAI are not fundamental limitations.

With the exceptions noted below, the Funds may not:

1. Purchase or sell real estate, except to the fullest extent permitted by the 1940 Act, the rules and regulations thereunder or applicable orders of the SEC, and any applicable exemptive relief, as such statute, rules, regulations, or orders may be amended from time to time. The Fund may also purchase and sell securities of issuers that deal in real estate and may purchase and sell securities that are secured by interests in real estate.

2. Act as an underwriter of another company’s securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act of 1933, as amended (the “1933 Act” or “Securities Act”) in connection with the purchase and sale of securities owned by the Fund.

3. Borrow money or issue senior securities, except to the fullest extent permitted by the 1940 Act, the rules and regulations thereunder or applicable orders of the SEC, and any applicable exemptive relief, as such statute, rules, regulations, or orders may be amended from time to time.

4. Make loans, except to the fullest extent permitted by the 1940 Act, the rules and regulations thereunder or applicable orders of the SEC, and any applicable exemptive relief, as such statute, rules, regulations and orders may be amended from time to time.

5. Purchase or sell commodities, commodities contracts, futures contracts, options or forward contracts, except to the fullest extent permitted by the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC, and any applicable exemptive relief, as such statute, rules, regulations or orders may be amended from time to time.

6. Concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC, and any applicable exemptive relief, as such statute, rules, regulations or orders may be amended from time to time.

For the purposes of limitation No. 4, permissible lending activities include the lending of portfolio securities subject to and in accordance with policies adopted by the Board of Trustees.

For the purposes of limitation No. 5, all swap agreements and other derivative investments that were not classified as commodities or commodity contracts prior to the adoption of the Dodd-Frank Wall Street Reform and Consumer Protection Act are not deemed to be commodities or commodity contracts.

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For the purposes of limitation No. 6, the Trust currently intends to use the industry classifications utilized by Cabana, LLC (the “Adviser”) within the investment team’s portfolio management processes. The use of any particular classification system is not a fundamental policy of the Fund. In light of the current state of these regulatory requirements, each Fund does not concentrate 25% or more of its total assets in any particular industry or group, however, each Fund may concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) to approximately the same extent that the Underlying Index concentrates in a particular industry.

MANAGEMENT OF THE TRUST

The business and affairs of the Funds are managed under the direction of the Board in accordance with the laws of the Commonwealth of Massachusetts and the Trust’s Amended and Restated Declaration of Trust. The Trustees are responsible for major decisions relating to each Fund’s objective, policies and techniques. The Trustees also supervise the operation of the Funds by their officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be interested persons of the Trust as defined in the 1940 Act are referred to as “Interested Trustees.”

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Trustees

Name, Address(1), Age, Position with the Trust, Term of Position with Trust(2), Number of Portfolios in Fund Complex Overseen by Trustees*(3)	Principal Occupation During Past 5 Years	Other Directorships(4)
Janice M. Teague Retired CPA Age 68 Trustee: Since February 13, 2007 Chairman: Since January 1, 2021	▪ Retired, June 2003 to present.	None
Thomas J. Abood Age 58 Trustee: Since November 1, 2018

▪  Chief Executive Officer, EVO Transportation & Energy Services, Inc., October 2019 to present;

▪  Board Member, Perception Capital Corp II, Inc, March 2021 to present (member and Chair of Compensation Committee);

▪  Director, NELSON Worldwide LLC, May 2018 to present;

▪  Director, EVO Transportation & Energy Services, Inc., November 2016 to present;

▪  Past Chair of Board, Citation Jet Pilots, Inc., October 2016 to present;

▪  Board Member and Past Chair, MacPhail Center for Music Education, September 2011 to present (member), July 2018 to present (Chair);

▪  Council Member and Chair, Archdiocese Finance Council of St. Paul and Minneapolis, July 2011 to present (member), July 2014 to present (chair);

▪  Board Member and Chair, University of St. Thomas School of Law Board of Governors, October 2001 to October 2016;

▪  Member, EVP, General Counsel and Secretary, Dougherty Financial Group LLC, October 1994 to May 2014;

▪  Board Member and President, The Minikahda Club, November 2015 to November 2017.

Director of EVO Transportation and Energy Services, Inc. Board Member of Perception Capital Corp II, Inc.
John A. DeTore, CFA Age 63 Trustee: Since December 31, 2009

▪  Director, Strategic R&D, Arga Investment Management (investment management), 2021 to present;

▪ CIO, Capitalogix, LLC, 2018 to 2021;

▪ CEO/Founder, United Alpha, LLC (investment management firm), 2003 to 2017;

▪ CIO, GRT United Alpha, LLC (investment management), 2006 to 2017;

▪ CIO, Denver Alternatives, (an investment management division of Denver Investments) 2009 to 2011;

▪  Managing Director/Director of Strategic R&D Putnam Investments (investment management), 1999 to 2000;

▪  Managing Director/Director of Quantitative Analysis & Equity Product Development, Putnam Investments (investment management), 1994 to 1999.

None
Rick A. Pederson Age 69 Trustee: Since February 13, 2007

▪  President, Foundation Properties, Inc. (real estate investment management company), 1994 to present;

▪  Partner, Bow River Capital Partners (private equity investment management firm), 2003 to present;

Trustee of ALPS ETF Trust (20 funds); and Principal Real Estate Income Fund (1 fund).

▪  Advisor, Pauls Corporation (real estate investment management and development company), 2008 to 2018;

▪  Advisory Board, Neenan Company (construction services), 2002 to 2017;

▪  Board Member, Kivu Consulting Inc. 2019 to present;

▪  Advisory Board Member, Independent Bank (Colorado community bank), 2014-2016; Advisory Board, 2017 to present;

▪  Director, National Western Stock Show (not-for-profit organization), 2010 to present;

▪  Board Member, IRI Consulting (human resources management consulting firm), 2017 to 2019;

▪  Board Member, History Colorado (nonprofit association), 2015 to 2020;

▪  Board Member, Strong-Bridge Consulting, 2015 to 2019;

▪  Board Member, Boettcher Foundation (not-for-profit), 2018 to present.

James A. Smith Age 69 Trustee: Since December 31, 2009

▪  Vice Chair and Board Member, Western Rivers Conservancy (non-profit), 2014 to present;

▪  Private Equity Consultant, 2003 to 2016;

▪  Trustee, The Nature Conservancy (non-profit), July 2007-July 2016; Chairman, June 2014 to June 2016

None
Lloyd “Chip” Voneiff Age:68 Trustee: Since April 30, 2021	▪ Retired, June 2012 – Present; ▪ Various Positions leading to Partner of PricewaterhouseCoopers (1976-2012).	None

[1]	Each trustee may be contacted by writing to the trustee, c/o Segall Bryant & Hamill Trust, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

[2]	Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date a trustee dies, resigns, or is removed, adjudged incompetent, or, having become incapacitated by illness or injury, is retired by the Board of Trustees in accordance with the Trust’s Amended and Restated Declaration of Trust; or (c) the Trust terminates.

[3]	The Fund Complex includes funds with a common investment adviser or sub-advisor which is an affiliated person. As of December 31, 2021, there were seventeen funds in the Fund Complex: the fourteen Segall Bryant & Hamill Funds offered to the public, PartnerSelect SBH Focused Small Value Fund, Columbia Variable Portfolio Partners Small-Cap Value Fund, and Mainstay VP Small Cap Growth Portfolio which are also advised by Segall Bryant & Hamill, LLC. As of April 30, 2021, upon completion of the acquisition of Segall Bryant & Hamill, LLC by CI Financial, an additional 7 funds were added to the Fund Complex: Barrett Growth Fund and Barrett Opportunity Fund, advised by Barrett Asset Management, LLC; Cabana Target Drawdown 5 ETF, Cabana Target Drawdown 7 ETF, Cabana Target Drawdown 10 ETF, Cabana Target Drawdown 10 ETF, Cabana Target Drawdown 13 ETF and Cabana Target Drawdown 16 ETF, advised by Cabana, LLC.

[4]	Directorships of companies required to report to the SEC under the 1934 Act (i.e., “public companies”) or other investment companies registered under the 1940 Act.

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Trust Officers

Name, Address(1), Age, Position with Trust, Term of Position	Principal Occupation
Philip L. Hildebrandt, CFA Age 57 President: Since May 1, 2018	▪ Chief Executive Officer, Segall Bryant & Hamill, LLC, 2006 to present.
Jasper R. Frontz, CPA, CFA Age 52 Treasurer: Since February 12, 1997 Chief Compliance Officer: Since September 29, 2004

▪ Chief Compliance Officer/SBH Funds, Segall Bryant & Hamill, LLC, May 1, 2018 to present;

▪  Chief Compliance Officer and Chief Operations Officer, Denver Investments, March 31, 2014 to April 30, 2018; Partner;

▪  Denver Investments, January 1, 2014 to April 30, 2018; prior thereto, Vice President, May 2000 to December 2013, and Director of Mutual Fund Administration, June 1997 to May 2000, Denver Investments.

Maggie Bull Age 55 Secretary: November 16, 2021

▪  Vice President, Senior Legal Counsel, Ultimus Fund Solutions, LLC, January 2020 to present;

▪  Senior Attorney, Ultimus Fund Solutions, LLC, June 2017 to January 2020

▪  Chief Compliance Officer and Legal Counsel, Meeder Funds, Meeder Investment Management 2011 to 2016.

Jenny L. Leamer Age 44 Assistant Treasurer: May 6, 2019

▪  Mutual Fund Controller of Ultimus Fund Solutions, LLC 2014 to present;

▪  Ultimus Managers Trust, Treasurer, October 2014 to present;

▪  Ultimus Managers Trust, Assistant Treasurer, April 2014 to October 2014;

▪  Ultimus Fund Solutions, LLC Business Analyst, 2007 to 2014.

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Leadership Structure and Qualifications of Trustees

Additional Information About the Trustees’ Qualifications and Experience

The following is a brief discussion of the specific education, experience, qualifications, or skills that led to the conclusion, as of the date of this SAI, that each person identified below should serve as a Trustee for the Trust.

Thomas J. Abood

Mr. Abood has been an Independent Trustee of the Trust since November 29, 2018. He currently serves as Director of NELSON Worldwide LLC, a privately held architectural, interior design, engineering and brand consulting services firm and is Chairman, Director and Chief Executive Officer of EVO Transportation & Energy Services, Inc., a public reporting energy and transportation company that invests in specialty trucking and natural gas-powered vehicle service stations. Mr. Abood also serves on the board of Perception Capital Corp II, Inc which is a Special Purpose Acquisition Company (SPAC) which focuses on B2B technology. Mr. Abood also is past Chair of the Reorganization Task Force of the Archdiocese of St. Paul and Minneapolis where he directly supervised and managed the bankruptcy reorganization of the archdiocese. Mr. Abood held various positions at Dougherty Financial Group (“DFG”), a financial services holding company, from 1994 to 2014, including Director, Executive Vice President, General Counsel and Secretary. He was responsible for leading DFG’s investment management platform consisting of several independent investment management business. He was selected to serve as a Trustee of the Trust based on his experience in the investment management and financial services industries.

John A. DeTore

Mr. DeTore was an Interested Trustee of the Trust from December 31, 2009 to January 10, 2014. Since January 10, 2014, Mr. DeTore has served as an Independent Trustee. Mr. DeTore has over 30 years of financial services experience. Currently, Mr. DeTore is the Director, Strategic R&D of Arga Investment Management. Previously, Mr. DeTore was the Chief Investment Officer of Capitalogix LLC, since 2018 and prior to that was the Chief Executive Officer and Founder of United Alpha LLC, CIO, GRT United Alpha, LLC, a Portfolio Manager with GRT Capital Partners LLC, an investment management firm, and an Adjunct faculty member of the Sloan School of Management, Massachusetts Institute of Technology. He has held positions at Putnam Investments for eight years and Wellington Management for seven years, primarily leading their respective quantitative research efforts. He was selected to serve as a Trustee of the Trust based on his business, academic, investment management, and financial services experience.

Rick A. Pederson

Mr. Pederson has been an Independent Trustee of the Trust since February 13, 2007. He currently serves as Chief Strategy Officer at Bow River Capital, an investment management firm that sponsors private equity, real estate, and software growth equity funds. Mr. Pederson was previously the President of Foundation Properties, Inc., a real estate investment manage, and founded Ross Consulting Group, advising public and private real property owners globally. He is a Trustee of the ALPS ETF Trust, the Principal Real Estate Income Fund, and the not-for-profit Boettcher Foundation. Mr. Pederson was selected to serve as a Trustee of the Trust based on his business, investment management and financial services experience.

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James A. Smith

Mr. Smith has been an Independent Trustee to the Trust since December 31, 2009. Mr. Smith has over 30 years of experience in business, primarily in the telecommunications industry with Qwest and its predecessor and affiliated organizations. Mr. Smith’s principal occupations included serving as a Private Equity Consultant and as a Trustee to The Nature Conservancy. He was selected to serve as a Trustee of the Trust based on his business experience.

Janice M. Teague

Ms. Teague, a Certified Public Accountant (retired), has been an Independent Trustee to the Trust since February 13, 2007. Currently retired, Ms. Teague has over 20 years of financial services experience. Ms. Teague’s business career was primarily working in the legal and fund administration services at both Berger Funds and Janus Funds, holding positions leading up to Vice President at Berger Financial Group LLC. She was selected to serve as a Trustee of the Trust based on her business, investment management, accounting, and financial industry experience.

Lloyd “Chip” Voneiff

Mr. Voneiff, a Certified Public Accountant (inactive), has been an Independent Trustee to the Trust since May 1, 2021. Currently retired, Mr. Voneiff has over 36 years of experience in the public accounting industry, including 26 years as an audit partner with PricewaterhouseCoopers (“PWC”). At PWC, Mr. Voneiff specialized in serving the asset management industry, including leading the U.S. Asset Management Practice and serving as a member of PWC’s Global Investment Management Leadership Team from 1999 through 2005. He was selected to serve as a Trustee of the Trust based on his business investment management and accounting experience.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Funds rests with the Trustees. The Trust has engaged Cabana, LLC   to manage the Funds on a day-to day basis. The Board is responsible for overseeing the Adviser and other service providers in the operations of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s charter. The Board is currently composed of six members, all of whom are Independent Trustees. The Board meets at five regularly scheduled meetings each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. As described below, the Board has established an Audit Committee, an Investment Review Committee and a Nominating and Governance Committee and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities. Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed Janice M. Teague, an Independent Trustee, to serve in the role of Chairperson (“Chair”). The Chair’s role is to preside at all meetings of the Board and to act as a liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings. The Chair may also perform such other functions as may be delegated by the Board from time to time. The Board reviews matters related to its leadership structure annually. The Board has determined that the Board’s leadership structure is appropriate given the Funds’ characteristics and circumstances. These include the Trust’s multiple series of Fund shares, each Fund’s single portfolio of assets, the Funds’ net assets and the services provided by the Funds’ service providers.

Risk oversight forms part of the Board’s general oversight of each Fund and is addressed as part of various Board and Committee activities. As part of its regular oversight of the Funds, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Fund management, the Adviser, the Funds’ Chief Compliance Officer, the Funds’ legal counsel and the independent registered public accounting firm for the

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Funds regarding risks faced by the Funds. The Board, with the assistance of Fund management and the Adviser, reviews investment policies and risks in connection with its review of each Fund’s performance. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of each Fund’s compliance program and reports to the Board regarding compliance matters for the Funds and its principal service providers. In addition, as part of the Board’s periodic review of the Funds’ advisory, sub-advisory and other service provider agreements, the Board may consider risk management aspects of these service providers’ operations and the functions for which they are responsible.

Standing Board Committees

The Board has established three committees, the Audit Committee, Investment Review Committee, and Nominating and Governance Committee.

The Investment Review Committee is responsible for reviewing, in an oversight capacity, the investment activities of the Funds. The Investment Review Committee is comprised of Messrs. Abood (Chairman), DeTore, and Pederson. The Investment Review Committee was disbanded effective May 1, 2021 and was reinstated effective January 1, 2022. The Investment Review Committee met two times during the fiscal year ended December 31, 2021.

The Audit Committee annually considers such matters pertaining to the Trust’s books of account, financial records, internal accounting controls and changes in accounting principles or practices as the Trustees may from time to time determine. The Committee considers the engagement and compensation of the Independent Public Accounting Firm. The Committee ensures receipt from the Independent Public Accounting Firm of a formal written statement delineating relationships between the Independent Public Accounting Firm and the Trust, consistent with applicable auditing standards. The Committee also meets with the Independent Public Accounting Firm at least once each year outside the presence of management representatives to review the scope and results of the audit and typically meets quarterly or otherwise as requested by the Committee’s Chairperson or the Independent Public Accounting Firm. This Committee is also responsible for receiving reports of evidence of Material Violations, as defined under the committee guidelines, determining whether an investigation is necessary with respect to any such report and, if deemed necessary or appropriate, investigating and recommending an appropriate response thereto. The Audit Committee comprises Messrs. Smith and Voneiff (Chairperson), and Ms. Teague. All of the members of the Audit Committee are Independent Trustees. The Audit Committee met four times during the fiscal year ended December 31, 2021.

The Nominating and Governance Committee is responsible for the selection and nomination of candidates for appointment or election to serve as Trustees and in establishing, implementing and executing policies, procedures, and practices that assure orderly and effective governance of the Trust. The Nominating and Governance Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board but has not adopted any specific policy in this regard. The Nominating and Governance Committee comprises Messrs. Abood, DeTore (Chairperson) and Pederson, and Ms. Teague, each of whom is an Independent Trustee. The Nominating and Governance Committee will consider nominees Teague recommended by shareholders. Recommendations should be submitted to the Committee in care of the Trust’s Secretary. The Nominating and Governance Committee met four times during the fiscal year ended December 31, 2021.

Independent Trustee Retirement Policy

A Trustee may serve as a Trustee of the Trust subject to the Trust’s mandatory retirement policy, which requires any Trustee to retire upon the end of the Calendar year in which they attain the age of 75. The Trustees review the Funds’ Retirement Policy from time to time and may make changes as deemed appropriate.

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Trustee Ownership of Fund Shares

The following table shows the dollar range of shares beneficially owned by each Trustee in the Trust as of December 31, 2021:

Name of Trustee	Dollar Range of Shares owned by Trustee in ETFs*	Aggregate Dollar Range of All Funds in the Trust Overseen by Trustee
Thomas J. Abood	[None]	[None]
John A. DeTore	[None]	[None]
Rick A. Pederson	[None]	[None]
James A. Smith	[None]	[None]
Janice Teague	[None]	[None]
Lloyd “Chip Voneiff	[None]	[None]

*	Because the Funds are newly organized, none of the Trustees has any beneficial ownership of Fund shares as of the date of this SAI.

Also, as of December 31, 2021, none of the Independent Trustees owns shares or has an equity interest in the Adviser, Ultimus Fund Distributors, Inc., the Funds’ principal underwriter, or any affiliate thereof.

Effective May 1, 2021,   each Independent Trustee receives an annual fee of $34,000 plus $4,000 for each in-person quarterly Board meeting attended, $2,000 for the annual in-person investment contract renewal Board meeting attended, $1,000 for each Nominating and Governance Committee attended and $1,000 for each Audit Committee meeting attended. Each Trustee is reimbursed for expenses incurred in attending meetings. The Chair of the Board is entitled to receive an additional $6,000 per annum for services in such capacity and the Chair of the Nominating and Governance Committee, Investment Review Committee, and Audit Committee are each entitled to receive an additional $1,000 per annum for services in such capacity. In the event a formal special meeting is necessary which is held by telephone, the meeting fee is $1,000 per Trustee. The Trustees have appointed a Chief Compliance Officer who is also the Treasurer of the Trust and an employee of the Adviser. The Trustees annually determine the portion of his compensation attributable for services rendered as the Trust’s Chief Compliance Officer.

Prior to May 1, 2021, each Independent Trustee received an annual fee of $30,000 plus $4,000 for each in-person Board meeting attended, $1,000 for each Nominating and Governance Committee attended and $1,500 for each Audit Committee and Investment Review Committee meeting attended. Each Trustee was reimbursed for expenses incurred in attending meetings. The Chairman of the Board received an additional $4,000 per annum for services in such capacity and the Chairman of the Nominating and Governance Committee, Audit Committee and Investment Review Committee was entitled to receive an additional $1,000 for each Committee meeting attended. In the event a formal special meeting was held by telephone, the meeting fee was $1,000 per Trustee.

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The following chart provides certain information about the Trustee and Chief Compliance Officer fees paid by the Trust for the fiscal year ended December 31, 2021:

Name of Person/Position	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Aggregate Compensation from the Fund Complex*
Thomas J. Abood Trustee	$[ ]	—	$[ ]
John A. DeTore, Trustee	$[ ]	—	$[ ]
Rick A. Pederson, Trustee	$[ ]	—	$[ ]
James A. Smith, Trustee	$[ ]	—	$[ ]
Douglas M. Sparks, Trustee	$[ ]	—	$[ ]
Robert L. Stamp**	$[ ]	—	$[ ]
Janice M. Teague, Chairperson/Trustee	$[ ]	—	$[ ]
Jasper R. Frontz, Chief Compliance Officer	$[ ]	—	$[ ]

*	The Fund Complex includes funds with a common investment adviser or sub-advisor which is an affiliated person. As of December 31, 2021, there were seventeen funds in the Fund Complex: the fourteen Segall Bryant & Hamill Funds offered to the public, PartnerSelect SBH Focused Small Value Fund, Columbia Variable Portfolio Partners Small-Cap Value Fund, and Mainstay VP Small Cap Growth Portfolio which are also advised by Segall Bryant & Hamill, LLC. As of April 30, 2021, upon completion of the acquisition of Segall Bryant & Hamill, LLC by CI Financial, an additional 7 funds were added to the Fund Complex: Barrett Growth Fund and Barrett Opportunity Fund, advised by Barrett Asset Management, LLC; Cabana Target Drawdown 5 ETF, Cabana Target Drawdown 7 ETF, Cabana Target Drawdown 10 ETF, Cabana Target Drawdown 10 ETF, Cabana Target Drawdown 13 ETF and Cabana Target Drawdown 16 ETF, advised by The Cabana Group, LLC.

**	Mr. Stamp resigned as a Trustee to the Fund effective November 15, 2011. Compensation reported here for Mr. Stamp is deferred compensation resulting from his participation in the Trust’s Deferred Compensation Plan.

Each Trustee is entitled to participate in the Trust’s Deferred Compensation Plan (the “Plan”). Under the Plan, a Trustee may elect to have his deferred fees treated as if they had been invested by the Trust at a money market fund rate of return or at a rate based on the performance of the Trust shares and the amount paid to the Trustees under the Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees will not obligate the Trust to retain the services of any Trustee or obligate a portfolio to any level of compensation to the Trustee. The Trust may invest in underlying securities without shareholder approval.

Mr. Frontz, Treasurer and Chief Compliance Officer of the Trust, is a Principal and Mr. Philip L. Hildebrandt, President of the Trust, is Chief Executive Officer and a Principal receive compensation from Segall Bryant & Hamill, LLC, an investment advisor to the Trust and co-administrator of the Trust.

Ultimus Fund Solutions, LLC, (“Ultimus”), of which Ms. Leamer and Ms. Bull are employees, receives compensation as co-administrator of the Trust, bookkeeping and pricing agent, and shareholder telephone servicing agent to the Trust and its affiliates, Ultimus Fund Distributors, LLC and Northern Lights Distributors, LLC, serve as distributors to the Trust.

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INVESTMENT ADVISERS

Cabana LLC d/b/a Cabana Asset Management, is a limited liability company under the laws of the State of Arkansas and is located at 220 S. School Avenue, Fayetteville, Arkansas 72701. The Adviser is a wholly-owned subsidiary of The Cabana Group, LLC. CI US Holdings Inc., George Chaddwick Mason (sole member of 6220, LLC), Louis Shaff (sole member of BLBS, LLC), Jon Neal Prevost (sole member of PPLAN, LLC), Bettye R. Morse (as trustee of the Mildred Goodwin Roberds Generation Skipping Trust), and Christopher Carns (sole member of HCCJ, LLC)   are the owners of the Cabana Group, LLC. The Adviser has provided investment advisory services since 2008. The Adviser makes investment decisions for the Funds and continuously reviews, supervises, and administers the investment program of the Funds, subject to the supervision of the Board.

Exchange Traded Concepts, LLC, an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its primary place of business, and 295 Madison Avenue, New York, New York 10017, serves as the sub-adviser to each Fund. The Sub-Adviser is majority owned by Cottonwood ETF Holdings LLC. The Adviser pays a fee to the Sub-Adviser, calculated daily and paid monthly, out of the Fee the Adviser receives an asset-based fee of 0.0125% from each Fund.

PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreement, the Adviser determines, subject to the general supervision of the Board and in accordance with the Funds’ investment objective, policies and restrictions, which securities are to be purchased and sold by the Funds and which brokers are eligible to execute the Funds’ portfolio transactions.

Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the OTC market are generally principal transactions with dealers. With respect to the OTC market, the Funds, where possible, will deal directly with the dealers who make a market in the securities involved except under those circumstances where better price and execution are available elsewhere.

Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Adviser consistent with its obligation to seek best execution. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Other factors that may be considered include, but are not limited to, reputation, financial strength and stability, creditworthiness, efficiency of execution and error resolution, the actual executed price and the commission, research (including economic forecasts, fundamental and technical advice on securities, valuation advice on market analysis); custodial and other services provided for the enhancement of the Adviser’s portfolio management capabilities; the size and type of the transaction; the difficulty of execution and the ability to handle difficult trades; and the operational facilities of the brokers and/or dealers involved (including back office efficiency). Subject to these considerations, brokers who provide investment research to the Adviser may receive orders for transactions on behalf of the Funds. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the fees payable to the Adviser by the Funds. Such information may be useful to the Adviser in serving both the Funds and other clients and, conversely, supplemental information obtained by the placement of brokerage orders of other clients may be useful to the Adviser in carrying out its obligations to the Funds In selecting a broker-dealer to execute transactions (or a series of transactions) and determining the reasonableness of the broker-dealer’s compensation, the Adviser need not solicit competitive bids and does not have an obligation to seek the lowest available commission cost for the reasons discussed above.

Subject to the requirements of the 1940 Act and procedures adopted by the Board, the Funds may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Trust, or (ii) which is an affiliated person of such person, or (iii) an affiliated person of which is an affiliated person of the Trust, the Adviser or the Trust’s principal underwriter.

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As the Funds recently commenced operations, there are no brokerage commissions to report.

THE DISTRIBUTOR

Northern Lights Distributors, LLC (the “Distributor”), located at 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022, is the distributor of Creation Units for the Funds. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Distributor is obligated to sell the shares of the Funds on a reasonable efforts basis only against purchase orders for the shares. Shares of the Funds are offered on a continuous basis. As the Funds recently commenced operations, it does not have any payments for these services to report.

OTHER SERVICE PROVIDERS

Administrator and Fund Accountant

Ultimus, located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Administrator and fund accountant (the “Fund Accountant”) to the Funds pursuant to a Master Services Agreement.

As Administrator, Ultimus assists in supervising all operations of the Funds (other than those performed by the Adviser under the Advisory Agreement). Ultimus has agreed to perform or arrange for the performance of the following services (under the Master Services Agreement, Ultimus may delegate all or any part of its responsibilities thereunder):

●	prepares and assembles reports required to be sent to the Funds’ shareholders and arranges for the printing and dissemination of such reports;

●	assembles reports required to be filed with the SEC and files such completed reports with the SEC;

●	files the Funds’ federal income and excise tax returns and the Fund’s state and local tax returns;

●	assists and advises the Funds regarding compliance with the 1940 Act and with its investment policies and limitations; and

●	makes such reports and recommendations to the Board as the Board reasonably requests or deems appropriate.

As Fund Accountant, Ultimus maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts. Ultimus also maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the NAV per share, calculation of the dividend and capital gain distributions, reconciles cash movements with the custodian, verifies and reconciles with the custodian all daily trade activities; provides certain reports; obtains dealer quotations or prices from pricing services used in determining NAV; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Funds.

Ultimus receives fees from the Funds for its services as Administrator and Funds, and is reimbursed for certain expenses assumed pursuant to the Master Services Agreement.

The Master Services Agreement between the Trust, on behalf of the Funds, and Ultimus, unless otherwise terminated as provided in the Master Services Agreement, is renewed automatically for successive one-year periods after the initial term.

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The Master Services Agreement provides that Ultimus shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Master Services Agreement relates, except a loss from willful misfeasance, bad faith or gross negligence in the performance of its duties, or from the reckless disregard by Ultimus of its obligations and duties thereunder.

As the Funds recently commenced operations, there are no fund administration or fund accounting fees to report.

Custodian and Transfer Agent

Brown Brothers Harriman & Co. (“BBH” or “Custodian”), located at 50 Post Office Square, Boston, MA 02110, is Custodian of the Funds’ investments. The Custodian acts as the Funds’ depository, safekeeps portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds’ request and maintains records in connection with its duties. Brown Brothers Harriman & Co. also serves as the Funds’ Transfer Agent. As the Funds recently commenced operations, it does not have any payments for these services to report.

Independent Registered Public Accounting Firm

Cohen & Company, Ltd., (“Cohen”), with principal offices at 1350 Euclid Ave., Suite 800, Cleveland, Ohio 44115, serves as Independent Registered Public Accounting Firm of the Trust.

Legal Counsel

Davis Graham & Stubbs LLP, 1550 17th Street, Suite 500, Denver, Colorado 80202, serves as counsel to the Trust and will pass upon certain legal matters relating to the Funds.

GENERAL INFORMATION

These additional payments   may be made to financial intermediaries that sell Fund shares or provide services to the Funds, the Distributor or shareholders of the Funds through the financial intermediary’s retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary’s retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing the Fund in a financial intermediary’s retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Funds; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser may also make payments from its own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Funds’ assets attributable to investments in the Funds by financial intermediaries’ customers, a flat fee or other measures as determined from time to time by the Adviser. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as the Funds’ assets grow.

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Investors should understand that some financial intermediaries may also charge their clients fees in connection with purchases of shares or the provision of shareholder services.

Description of Shares

The Declaration of Trust authorizes the Board to divide shares into series, each series relating to a separate portfolio of investments, and to further divide shares of a series into separate classes. The Funds do not currently issue additional classes of shares. In the event of a liquidation or dissolution of the Trust or an individual series or class, shareholders of a particular series or class would be entitled to receive the assets available for distribution belonging to such series or class. Shareholders of a series or class are entitled to participate equally in the net distributable assets of the particular series or class involved on liquidation, based on the number of shares of the series or class that are held by each shareholder. If any assets, income, earnings, proceeds, funds or payments are not readily identifiable as belonging to any particular series or class, the Board shall allocate them among any one or more series or classes as the Board, in its sole discretion, deems fair and equitable. Subject to the Declaration of Trust, determinations by the Board as to the allocation of liabilities, and the allocable portion of any general assets, with respect to the Funds are conclusive.

Shares of the Funds, when issued, are fully paid and non-assessable. Shares have no subscription, preemptive or conversion rights. Shares do not have cumulative voting rights. Shareholders are entitled to one vote for each full share held and a fractional vote for each fractional share held. Shareholders of all series and classes of the Trust, including the Funds, will vote together and not separately, except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides, in substance, that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement, a distribution plan or any change in a fundamental investment policy would be effectively acted upon with respect to a series or class only if approved by a majority of the outstanding shares of such series or class. However, the Rule also provides that the ratification of the appointment of independent accountants and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

Shareholder and Trustee Liability

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Amended and Restated Declaration of Trust provides that shareholders shall not be subject to any personal liability in connection with the assets of the Trust for the acts or obligations of the Trust, and that every note, bond, contract, order or other undertaking made by the Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Amended and Restated Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or some other reason. The Amended and Restated Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a shareholder’s incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

The Amended and Restated Declaration of Trust further provides that all persons having any claim against the Trustees or the Trust shall look solely to the Trust property for payment; that no Trustee, officer or agent of the Trust shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the Trust property or the conduct of any business of the Trust; and that no Trustee shall be personally liable to any person for any action or failure to

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act except by reason of his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties as Trustee. With the exception stated, the Amended and Restated Declaration of Trust provides that a Trustee is entitled to be indemnified against all liabilities and expense reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been Trustee, and that the Trustees will indemnify representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification.

Code of Ethics

The Trust, the Adviser, the Sub-Adviser, and the Distributor have each adopted a code of ethics (each, a “COE” and collectively, the “COEs”) that is designed to prevent their respective personnel subject to the COEs from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which securities may also be held by persons subject to the COEs). These COEs permit personnel subject to the COEs to invest in securities, including securities that may be purchased or held by the Funds, but prohibit such personnel from engaging in personal investment activities which compete with or attempt to take advantage of the Funds’ planned portfolio transactions. Each of these parties monitors compliance with its respective COE.

Ownership of Fund Shares

As of 30 days prior to the date of this SAI, the Funds had no shares outstanding.

Proxy Voting Policies and Procedures

The Trust and the Adviser have adopted Proxy Voting Policies and Procedures that describe how the Funds intend to vote proxies relating to portfolio securities. The Proxy Voting Policies and Procedures of the Trust and the Adviser are attached to this SAI as Appendix A and Appendix B, respectively. No later than August 31st of each year, information regarding how the Funds voted proxies relating to portfolio securities during the prior twelve-month period ended June 30th is available without charge upon request by calling 1-866-239-9536.,   or on the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure Policy

A Fund’s entire portfolio holdings are publicly disseminated each day that Fund is open for business through financial reporting and news services including publicly available internet websites. In addition, the composition of the in-kind creation basket and the in-kind redemption basket, is publicly disseminated daily prior to the opening of the Exchange via the NSCC. Greater than daily access to information concerning a Fund’s portfolio holdings will be permitted (i) to certain personnel of service providers to the Fund involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, and (ii) to other personnel of the Fund’s service providers who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with the Trust’s exemptive relief, agreements with the Fund, and the terms of the Trust’s current registration statement. From time to time, and in the ordinary course of business, such information may also be disclosed (i) to other entities that provide services to a Fund, including pricing information vendors, and third parties that deliver analytical, statistical or consulting services to a Fund and (ii) generally after it has been disseminated to the NSCC. Each Fund will disclose its complete portfolio holdings in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year-end, within 60 days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder. No person is authorized to disclose any of a Fund’s portfolio holdings or other investment positions (whether in writing, by fax, by e-mail, orally, or by other means) except in accordance with this policy. The Trust’s Chief Compliance Officer may authorize disclosure of portfolio holdings. The Board reviews the implementation of this policy on a periodic basis.

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Other Expenses

In addition to the Management Fee, the Funds pay all expenses not expressly assumed by the Adviser, including, without limitation, the fees and expenses of its independent registered public accounting firm and of its legal counsel; the fees of the Administrator, Distributor and Transfer Agent, the costs of transmitting to shareholders annual and semi-annual reports, proxy statements, prospectuses, SAIs and supplements thereto; bank transaction charges and custody fees; any costs associated with shareholder meetings, including proxy solicitors’ fees and expenses;  registration and filing fees; federal, state or local income or other taxes; interest; membership fees of the Investment Company Institute and similar organizations; fidelity bond and liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

ADDITIONAL TAX INFORMATION

The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders. The discussions here and in the Prospectus are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof; such laws and regulations may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

This section provides additional information concerning U.S. federal income taxes. It is based on the Internal Revenue Code of 1986,as amended (the “Code”), applicable Treasury Regulations, judicial authority and administrative rulings and practice, all as of the date of this SAI, and all of which are subject to change, possibly with retroactive effect. The following does not address any state, local or foreign or estate or gift tax matters.

A shareholder’s U.S. federal income tax consequences from acquiring, holding, and disposing of shares in The Funds may vary depending upon the shareholder’s particular situation. Except where other specifically stated, this discussion only applies to shareholders who are U.S. persons. For purposes of this discussion, U.S. persons are: (i) U.S. citizens or residents, (ii) U S. corporations (i.e., entities classified as corporations for U.S. tax purposes that are organized under the laws of the United States or any state), (iii) an estate whose income is subject to U.S. federal income taxation regardless of its source, or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996.

Except where otherwise stated, this discussion does not address issues of significance to persons in special situations such as: (i) certain types of tax-exempt organizations, (ii) shareholders holding shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial), (iv) financial institutions, (v) insurance companies, (vi) broker-dealers, and traders in securities that elect to mark-to-market their securities holdings, (viii) shareholders holding shares as part of a hedge, straddle or conversion transaction or otherwise as part of a larger integrated transaction, (viii) shareholders who are subject to the U.S. federal alternative minimum tax, (ix) passive foreign investment companies or controlled foreign corporations, or (x) foreign governments.

If a partnership (including for this purpose any entity treated as a partnership for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership. Partners of partnerships that are considering the purchase of shares should consult their tax advisers regarding the U.S. federal income tax consequences of the purchase, ownership and disposition of shares.

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The Funds have not requested and will not request an advance ruling from the IRS as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the foregoing discussion only addresses some of the U.S. federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their tax advisers as to the particular U.S. federal tax consequences to them of an investment in a Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

Taxation of the Funds

Each Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Funds must, among other things: (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships;” (ii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Funds’ total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Funds’ total assets is invested in (1) the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer, (2) the securities (other than the securities of other regulated investment companies) of two or more issuers which the Funds control and which are engaged in the same, similar or related trades or businesses, or (3) in the securities of one or more qualified publicly traded partnerships and (iii) distribute with respect to each taxable year an amount equal to or exceeding the sum of (a) 90% of its “investment company taxable income,” as that term is defined in the Code (which generally includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (b) 90% of its tax-exempt interest income, net of expenses allocable thereto. For purposes of meeting the diversification requirement described in (ii) above, in the case of Fund’s investment in loan participations, the issuer may be the financial intermediary or the borrower. The requirements for qualification as a regulated investment company may significantly limit the extent to which the Funds may invest in some investments.

With respect to (i) above, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains that are directly related to a regulated investment company’s principal business of investing in stock or securities (or options and futures with respect thereto) pursuant to regulations that may be promulgated in the future. For purposes of the 90% gross income requirement described in (i) above, income derived from a partnership will generally be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a qualified publicly traded partnership (defined as an entity taxed as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (i) above) will be treated as qualifying income. In addition, although in general the passive activity loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of (ii)(a) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

To the extent that a Fund qualifies under the Code for treatment as a regulated investment company, the Fund will not be subject to U.S. Federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders. In certain situations, a Fund can cure failures to meet the income and diversification tests described above, including, in some cases, by paying fund-level tax and, in the case

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of diversification failures, disposing of certain assets. If a Fund fails to qualify for any taxable year as a regulated investment company, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the relevant Fund’s current and accumulated earnings and profits. To qualify again to be taxed as a regulated investment company that is accorded special treatment in a subsequent year, a Fund could be required to pay substantial taxes, penalties and interest and make substantial distributions. In addition, if a Fund fails to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of five years, in order to qualify as a regulated investment company in a subsequent year.

As regulated investment companies, the Funds generally will not be subject to U.S. federal income tax on their net capital gains (that is, any net long-term capital gains in excess of net short-term capital losses) properly reported by the Funds in a written statement to shareholders as capital gain dividends (“capital gain dividends”) and its investment company taxable income if any, that the Funds distribute to shareholders on a timely basis. The Funds generally intend to distribute substantially all of their investment company taxable income and net capital gains, after offsetting any capital loss carryforwards, in a taxable year. If the Funds retain any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. However, the Funds may elect to have certain distributions paid after the close of a tax year treated as having been paid during the tax year for purposes of the regulated investment company distribution requirements and for purposes of determining its taxable income (“spill-over dividends”). Spill-over dividends are taxed to shareholders in the year in which they are received.

If a Fund retains any net capital gain, it will also be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Funds on such undistributed amount against their U.S. federal income tax liabilities, if any. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Generally, the excess (if any) of a Fund’s net short-term capital loss over the net long-term capital gain for a taxable year will carry over as a short-term capital loss arising on the first day of the next tax year. In addition, the excess (if any) of a Fund’s net long-term capital loss over the net short-term capital gain for the year will carry over as a long-term capital loss arising on the first day of the next tax year. Unused capital losses realized by a may be carried forward indefinitely until they can be used to offset capital gains.

Fund may be limited under Code Section 382 in its ability to offset its taxable income by capital loss carryforwards and net unrealized built-in losses after an “ownership change” of the Fund. The term “net unrealized built-in loss” refers to the excess, if any, of the Fund’s aggregate adjusted basis in its assets immediately before an ownership change, over the fair market value of such assets at such time, subject to a de minimis rule. A Fund would experience an ownership change under Code Section 382 if and when 5-percent shareholders of the Fund increase their ownership by more than 50 percentage points in the aggregate over their respective lowest percentage ownership of the Fund’s shares in a 3-year period. Under Code Section 382, if a Fund experiences an ownership change, the Fund may use its pre-change tax capital loss carryforwards and net unrealized built-in losses in a year after the ownership change generally only up to the product of the fair market value of a Fund’s equity immediately before the ownership change and a certain interest rate published monthly by the U.S. Treasury known as the applicable long-term tax-exempt rate. The foregoing limitation on the use of pre-ownership change net unrealized built-in losses only applies for a period of five years after the ownership change, while the foregoing limitation on the use of pre-ownership change capital loss carryforwards lasts indefinitely.

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If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income tax, regardless of whether they are distributed to shareholders. However, future capital gains offset by carried-forward capital losses are generally subject to taxation as ordinary dividends to shareholders if distributed. Accordingly, the Funds do not expect to distribute any capital gains offset by carried-forward capital losses. The Funds cannot carry back or carry forward any net operating losses.

A regulated investment company may elect to treat any post-October capital loss (defined as a Fund’s net capital loss, net long-term capital loss, or net short-term capital loss, as applicable, in each case attributable to the portion of the taxable year after October 31) and late-year ordinary loss (generally, (i) net ordinary losses from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary losses attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income (taking into account certain deferrals and elections) for the calendar year plus 98.2% of its net capital gains for twelve months ended October 31 of such year. For these purposes, ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year, and a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax. Each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimis by the Fund).

Equalization Accounting

The Funds may use “equalization accounting” to determine the portion of its income and gains that has been distributed with respect to each taxable year. Under equalization accounting, a Fund would allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares. This method would allow a Fund to reduce the amount of such income and gains that it distributes to non-redeeming shareholders, but would not reduce the total return on a shareholder’s investment. If the IRS determines that a Fund’s equalization method is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. Equalization accounting will not be available for the Fund if and when it is a personal holding company.

Taxation of Fund Distributions

For U.S. federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income to the extent of a Fund’s current or accumulated “earnings and profits.” Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by such Fund as capital gain dividends (i.e., “capital gain dividends”) will be taxable to Fund shareholders as long-term capital gains. If a Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether the dividend was received in cash or reinvested in additional shares. The maximum long-term capital gain rate applicable to individuals is generally 20%.

Long-term capital gains tax of non-corporate taxpayers are generally subject to preferential income tax rates. In addition, some ordinary dividends declared and paid by a Fund to non-corporate shareholders may qualify as “qualified dividend income” taxable at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder.

Taxable dividends paid by a Fund other than those designated as qualified dividend income or capital gains distributions will generally be taxable as ordinary income to shareholders, whether received in cash or

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reinvested in additional shares. To the extent a Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

Dividends received by corporate shareholders that are reported by a Fund in a written statement furnished to shareholders may qualify for 50% dividends received deduction with respect to the amount of qualifying dividends received by a Fund from domestic corporations and with respect to that portion (if any) of interest paid or accrued on certain high yield discount obligations owned by the Fund are treated as dividends. For a shareholder to receive this deduction, certain holding period requirements apply. In particular, a Fund’s corporate shareholders must hold their Fund shares (and must not have certain protections against risk of loss) at least 46 days for the 91-day period beginning on the date 45 days before the date on which a Fund’s shares becomes ex-dividend. Additionally, a Fund must meet similar holding period requirements with respect to shares of the domestic corporation issuing dividends. The dividends-received deduction is also reduced for dividends on certain debt-financed portfolio stock.

Individuals (and certain other non-corporate entities) are generally eligible for a 20% deduction with respect to taxable ordinary dividends from REITs received In taxable years beginning before January 1, 2026. Regulated investment companies that receive qualified REIT dividend income may designate such amounts as section 199A dividends. Qualified REIT dividend income is the excess of qualified REIT dividends received by the regulated investment company over the amount of the regulated investment company’s deductions that are properly allocable to such income. If a Fund designates a dividend as a section 199A dividend, it may be treated by shareholders as a qualified REIT dividend that is taxed as ordinary income. A non-corporate shareholder who has held their shares for more than 45 days during the 91-day period beginning on the date which is 45 days prior to the ex-dividend date for such dividend are eligible for such treatment may include 20% of the shareholder’s “qualified REIT dividends” in the computation of the shareholder’s “combined qualified business income amount” under Code section 199A. Code Section 199A allows a taxpayer a deduction for a taxable year equal to the lesser of (A) the taxpayer’s “combined qualified business income amount” or (B) 20% of the excess of the taxpayer’s taxable income over the taxpayer’s net capital gain for the year.

If a Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s adjusted tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

a Fund that receives business interest income may pass through its business interest income under Code section 163(j) as a “section 163(j) interest dividend.” A regulated investment company’s total section 163(j) interest dividend amount for a tax year is limited to the excess of the regulated investment company’s business interest income over the sum of its business interest expense and its other deductions properly allocable to its business interest income. A registered investment company shareholder that receives a section 163(j) interest dividend may treat the dividend as interest income for purposes of section 163(j), subject to holding period requirements and certain other limitations.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

Each Fund will endeavor to designate (1) any distribution that constitutes a qualified dividend as qualified dividend income; (2) any tax-exempt distribution as an exempt-interest dividend; (3) any distribution of long-term capital gains as a capital gain dividend; (4) any dividend eligible for the corporate dividends received deduction; (5) any distribution that is comprised of qualified REIT dividend income as a section 199A dividend; and (6) any distribution that constitutes excess Code section 163(j) interest income as a Section 163(j) interest dividend as such in a written notice provided to shareholders after the close of a Fund’s taxable year. Shareholders should note that, upon the sale or exchange of Fund shares, if the shareholder has not held such shares for at least six

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months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

To the extent that a distribution from a Fund is taxable, it is generally included in a shareholder’s gross income for the taxable year in which the shareholder receives the distribution. However, if a Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if the dividend was received in the year it was declared. Each year, shareholders will receive a statement detailing the tax status of any Fund distributions for that year.

If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). Such distributions will be taxable to the shareholders as dividends to the extent of the Fund’s current and accumulated earnings and profits. Such distributions may be eligible for (i) the dividends-received deduction in the case of corporate shareholders or (ii) treatment as “qualified dividend income” in the case of noncorporate shareholders.

Sale, Exchange or Redemption of Shares and Creation Units

The sale or exchange of shares or redemption of Creation Units may give rise to a gain or loss equal to the difference between the amount received for the shares or units and the shareholder’s tax basis in the shares or Creation Units. In general, any gain or loss realized upon a taxable disposition of shares or redemption of Creation Units will be treated as long-term capital gain or loss if the shares or Creation Units (as applicable) have been held for more than one year. Otherwise, the gain or loss on such transactions will be treated as short-term capital gain or loss. A loss realized on a sale, exchange, or redemption of shares or Creation Units of a Fund may be disallowed if other substantially identical securities are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date on which the shares or Creation Units are disposed of. In such a case, the basis of the newly acquired securities must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of shares or the redemption of Creation Units held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders (including undistributed capital gain included in income). The deductibility of capital losses is subject to limitations. Distribution of ordinary income and capital gains may also be subject to state and local taxes.

An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a capital gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid.

Special Tax Considerations

The following discussion relates to the particular U.S. federal income tax consequences of the investment policies of the Funds.

Passive Foreign Investment Companies

Funds that invest in non-U.S. securities may own shares in certain foreign investment entities, referred to as “passive foreign investment companies” (“PFICs”). In order to avoid U.S. federal income tax and an additional charge on a portion of any “excess distribution” from PFICs or gain from the disposition of PFIC shares, a Fund may elect to “mark-to-market” annually its investments in such entities, which will result in such Fund being treated as if it had sold and repurchased all the PFIC stock at the end of each year. As a result of the mark-to-market election, an electing Fund would report any such gains as ordinary income and would deduct such losses as ordinary losses to the extent of previously recognized gains. By making the mark-to-market election, an electing Fund could potentially mitigate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any

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particular year it may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. As a regulated investment company, an electing Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the excise tax described above.

Alternatively, a Fund may elect to treat the PFIC as a “qualified electing fund” (a “QEF election”), in which case the Fund would be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives distributions from the PFIC. As with the mark-to-market election, these amounts would be taken into account by an electing Fund for purposes of satisfying the distribution requirement and the excise tax distribution requirement. Earnings included in income under a QEF election will be qualifying dividend income for a regulated investment company if either (i) the earnings attributable to the inclusions are distributed in the taxable year of the inclusion, or (ii) such earnings are derived with respect to the regulated investment company’s business of investing in stock, securities or currencies. In order to make a QEF election, a Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Income from investments in PFICs generally will not qualify for treatment as qualified dividend income. Dividends paid by PFICs or by foreign corporations that were PFICs in the year preceding the payment of the dividends will not be eligible to be treated as qualified dividend income.

If a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election or a QEF election, the Fund may be subject to U.S. federal income tax and interest on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders.

Controlled Foreign Corporations

A Fund may also invest in entities referred to as “controlled foreign corporations” (“CFCs”). A CFC is a foreign corporation in which more than 50% of the stock, by vote or value, is owned by U.S. persons each of whom own, directly or constructively, 10% or more of the stock of a foreign corporation by vote or by value (“U.S. shareholders”). If a Fund is a U.S. shareholder with respect to a CFC, the Fund will generally be required to annually include in income its allocable share of the CFC’s (i) “subpart F income” and (ii) global intangible low-tax income (“GILTI”), both as defined by the Code, regardless of whether or not the CFC distributes such amounts to the Fund. Amounts included in gross income by a Fund as subpart F income of a CFC will be qualifying income for the Fund under Code Section 851(b) if either (i) such amounts are distributed to the Fund in the taxable year in which they are earned by the CFC, or (ii) such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. Treasury Regulations provide that GILTI inclusions are treated in the same manner for purposes of Code Section 851(b) as subpart F inclusions

Financial Products

Each Fund’s investments in options, futures contracts, hedging transactions, forward contracts, swaps and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income recognized by such Fund, defer such Fund’s losses, cause adjustments in the holding periods of such Fund’s securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to Fund shareholders.

Some of a Fund’s investments, such as certain option transactions as well as futures transactions in foreign currency contracts that are traded in the interbank market, may be “section 1256 contracts.” Gains and losses on section 1256 contracts are generally treated as 60% long-term capital and 40% short-term capital, although certain foreign currency gains and losses from such contracts may be treated as entirely ordinary in character. Section 1256 contracts held by a Fund at the end of a taxable year are “marked to market” for income tax purposes, meaning that unrealized gains or losses are treated as though they were realized (and treated on the 60/40 basis described above).

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For a Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income. Gain realized from closing out futures contracts will be considered qualifying income for purposes of the 90% gross income requirement.to the extent that such gain is derived with respect to the relevant Fund’s business of investing in securities. The IRS could challenge a Fund’s determination that gain from closing out future contracts is qualifying income for purposes of the 90% requirement. Certain positions undertaken by a Fund may constitute “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains or losses realized by such Fund. Losses realized by a Fund that are part of a straddle may be deferred beyond the point in time that they are realized. The straddle rules, if applicable, could increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders. Certain tax elections that a Fund may make with respect to straddles could affect the character and timing of recognition of gains and losses.

Rules governing the tax aspects of notional principal contracts in which a Fund may invest are not clear in various respects. As a result, the IRS could challenge a Fund’s methods of accounting for U.S. federal income tax purposes for such contracts, and such a challenge could affect the status of such Fund as a regulated investment company.

A Fund may make short sales of securities. Short sales may increase the amount of short-term capital gains realized by a Fund, which is taxed as ordinary income to the shareholders when distributed. Short sales may also constitute “constructive sales,” which would result in taxable income before the short-sale positions are terminated.

Certain of a Fund’s hedging activities including its transactions in options, futures contracts and foreign currencies, are likely to result in a difference between such Fund’s book income and taxable income. This difference may cause a portion of a Fund’s income distributions to constitute a return of capital or capital gain for tax purposes or require such Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company, which may have the effect of accelerating taxable distributions to shareholders.

Securities Issued or Purchased at a Discount

A Fund may acquire debt obligations that have original issue discount. “Original issue discount” is the excess of a debt obligation’s stated redemption price at maturity over the obligation’s issue price. Under long-standing tax rules, a taxpayer that acquires an obligation with original issue discount generally is required to include the original issue discount in income on a constant yield-to-maturity basis without regard to when, or whether, payments are made on the obligation. Obligations owned by a Fund that have original issue discount may include investment in payment-in-kind securities, and certain other obligations. Obligations with original issue discount owned by a Fund will give rise to income that a Fund will be required to distribute even though the Fund does not receive an interest payment in cash on the obligation during the year and may never receive such payment. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold. A Fund may realize gains or losses from such sales. If a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Some debt obligations that are acquired by a Fund in the secondary market may be treated as having market discount. “Market discount” is generally the excess of the stated redemption price of the bond at maturity over the basis of the bond immediately after its acquisition by the taxpayer. Generally, any gain recognized on the disposition of a debt security having market discount is treated as ordinary income to the extent the gain does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. Each Fund may make certain elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income for U.S. federal income tax purposes. When recognized, market discount is taxable as ordinary income even if interest on the debt obligation in question is tax exempt.

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Non-U.S. Taxes

Each Fund that invests in non-U.S. securities may be liable to non-U.S. governments for taxes relating primarily to investment income or capital gains on non-U.S. securities in such Fund’s portfolio. If at the close of its taxable year more than 50% of the value of a Fund’s total assets consists of securities of foreign corporations (including foreign governments), such Fund may make an election under the Code that would allow Fund shareholders who are U.S. persons or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return for their pro rata portion of qualified taxes paid by that Fund to non-U.S. countries in respect of non-U.S. securities held at least a minimum period as specified in the Code. If a Fund were eligible for and were to make the election, the amount of each shareholder’s distribution reported on the information returns filed by such Fund with the IRS must be increased by the amount of the shareholder’s portion of such Fund’s foreign tax paid. A shareholder’s ability to claim all or a part of a foreign tax credit or deduction in respect of non-U.S. taxes paid by a Fund would also be subject to certain limitations imposed by the Code.

If a Fund were to qualify as a “qualified fund of funds,” the Fund could be entitled to elect to pass-through its foreign tax credits without regard to the above described 50% requirement. For this purpose, the term “qualified fund of funds” means a regulated investment company if (at the close of each quarter of the taxable year) at least 50% of the value of its total assets is represented by interests in other regulated investment companies. The Funds make no assurances as to either the availability of any election discussed in this section or their willingness to make any such election.

Non-U.S. Currency Transactions

Transactions in non-U.S. currencies, non-U.S.-currency denominated debt obligations and certain non-U.S. currency options, future contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the non-U.S. currency concerned and may increase the amount and affect the timing and character of taxes payable by shareholders. Certain of a Fund’s transactions, if any, in foreign currencies and foreign currency denominated instruments are likely to result in a difference between the Fund’s book income and taxable income. This difference may cause a portion of such Fund’s income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company, which may have the effect of accelerating taxable distributions to shareholders of the Fund

Foreign currency gains or losses on non-U.S. dollar denominated bonds and other similar debt instruments and on any non-U.S. dollar denominated futures contracts, options and forward contracts that are not Section 1256 contracts generally will be treated as ordinary income or loss.

Surtax on Net Investment Income

A surtax of 3.8% applies to net investment income of an individual taxpayer and to the undistributed net investment income of certain estates and trusts, in each case if the taxpayer’s gross income as adjusted exceeds a certain amount. Net investment income includes interest, dividends, royalties, rents, gross income from a trade or business involving passive activities, and net gain from disposition of property (other than property held in a non-passive trade or business). Net investment income also includes ordinary income and capital gain distributions received with respect to shares of a Fund and net gains from redemptions or other taxable dispositions of such Fund shares. Net investment income is reduced by deductions properly allocable to such income.

Cost Basis Reporting

The Funds (or their administrative agents) must report to the IRS and furnish to fund shareholders the

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cost basis information for fund shares purchased on or after January 1, 2012, when redeemed, exchanged or otherwise sold. The Funds must also indicate to the IRS whether these shares had a short-term or long-term holding period. In addition, the Funds are required to report the gross proceeds from the sale of all Fund shares (regardless of when such shares were purchased).

In the absence of an election by a shareholder to elect from certain cost basis methods which have been accepted by the IRS, the Funds will use their default cost basis method.

The cost basis method elected or applied may not be changed after the settlement date of a sale of Fund shares. Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting law applies to them.

Foreign Shareholders

For purposes of this discussion, the term “Foreign Shareholders” are owner of beneficial interests in shares of a Fund that are foreign persons, including: (i) individuals classified as nonresident aliens for U.S. tax purposes, (ii) foreign trusts (i.e., trusts other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), (iii) foreign estates (i.e., an estate the income of which is not subject to U.S. tax on its foreign-source income), and (iv) foreign corporations (i.e., entities classified as corporations for U.S. tax purposes other than an entity organized under the laws of the United States or any state). If a partnership (including for this purpose any entity, whether domestic or foreign, that is treated as a partnership for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of the partnership and partners in the partnership will generally depend upon the status of the partners and the partnership. Partnerships that own, or are considering the purchase of shares of, a Fund should consult their tax advisers regarding the U.S. federal income tax consequences of the purchase, ownership and disposition of shares of the Fund.

U.S. Withholding Requirements Generally

Subject to the exceptions described below, distributions made to Foreign Shareholders of a Fund will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. If any distribution made by a Fund is “effectively connected” with a U.S. trade or business (or, if an applicable income tax treaty so requires, is attributable to a permanent establishment) of the recipient Foreign Shareholder, federal income tax withholding generally applicable to Foreign Shareholders will not apply provided that the shareholder provides the Fund with proper document (generally on a Form W-8ECI) certifying its eligibility for such treatment, and the distribution will be subject to the tax, withholding, and reporting requirements generally applicable to U.S. Shareholders, and an additional branch profits tax may apply if the Foreign Shareholder is a foreign corporation.

Short-Term Capital Gain Dividends

If a Foreign Shareholder timely furnishes valid tax documentation on the appropriate Form W-8 certifying its non-U.S. status, short-term capital gain dividends properly reported by a Fund to shareholders as paid from its net short-term capital gains in excess of the Fund’s net long-term capital losses, other than short-term capital gains realized on disposition of U.S. real property interests (see the discussion below under “Redemptions and Capital Gain Dividends”), will not be subject to U.S. withholding tax unless the shareholder is a nonresident alien individual present in the United States for periods aggregating 183 days or more during the taxable year of the dividend and certain other conditions apply.

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Interest-Related Dividends

If a Foreign Shareholder timely furnishes valid tax documentation on the appropriate Form W-8 certifying its non-U.S. status, dividends properly reported by a Fund to shareholders as interest-related dividends and paid from its net “qualified interest income” generally will not be subject to U.S. withholding tax. “Qualified interest income” includes, in general, the sum of Foreign Shareholder’s U.S. source: (i) bank deposit interest, (ii) short-term original issue discount (payable 183 days or less from the date of its original issuance), (iii) interest on obligations in registered form that qualifies as “portfolio interest,” and (iv) any interest-related dividend passed through from another regulated investment company, in each case in excess of expenses allocable to the interest income. However, with respect to clauses (iii) and (iv), a Fund’s interest-related dividends paid to a Foreign Shareholder are subject to U.S. taxation to the extent attributable to interest received by the Fund on indebtedness issued by (a) the Foreign Shareholder, (b) any corporation or partnership of which the Foreign Shareholder is a 10 percent owner, or (c) a person related to the Foreign Shareholder if the Foreign Shareholder is a controlled foreign corporation. In addition, dividends do not qualify as interest-related dividends if paid to Foreign Shareholders in countries for certain periods during which the Secretary of the Treasury determines that there is inadequate information exchange between such country and the United States to prevent the evasion of U.S. income tax by a U.S. person.

Shares Held Through an Intermediary

Where shares of Foreign Shareholder are held through an intermediary, even if a Fund reports a distribution in a manner described above, no assurance can be made that the intermediary will respect such a designation. Foreign Shareholders should contact their intermediaries regarding the application of these rules to their accounts. In addition, the foregoing exemptions from U.S. withholding tax do not apply to withholding required under the Foreign Account Tax Compliance Act (“FATCA”), described under the discussion below under “Foreign Accounts.”

Redemptions and Capital Gain Dividends

In general, a Foreign Shareholder’s capital gains realized on the redemption or other disposition of shares of a Fund or from capital gain dividends are not subject to federal income or withholding tax, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an applicable income tax treaty so requires, are attributable to a permanent establishment) of the Foreign Shareholder, (ii) in the case of an individual Foreign Shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the disposition of Fund shares or the receipt of capital gain dividends and certain other conditions are met, or (iii) the Fund is a “qualified investment entity.” A regulated investment company is a “qualified investment entity” if it either is a “U.S. real property holding corporation” (a “USRPHC) or would be a USRPHC but for the application of certain exceptions to the definition of that term. A USRPHC is a domestic corporation that holds U.S. real property interests (“USRPIs”) the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s interests in real property and trade or business assets. USRPIs generally include any interest in U.S. real property and any interest (other than solely as a creditor) in a domestic corporation that was a USRPHC in the preceding five years (or during the shareholder’s holding period in shares of the USRPHC, if shorter).

If a Foreign Shareholder is subject to tax for the reason identified in clause (i), above, the tax, withholding, and reporting requirements applicable to U.S. Shareholders generally will apply to the Foreign Shareholder and an additional branch profits tax may apply if the Foreign Shareholder is a foreign corporation. If clause (i) is inapplicable but clause (ii), above, applies, such gains and distributions will be subject to federal income tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). If clause (iii), above, applies, any distributions by a Fund to a Foreign Shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable to gains realized by the Fund on the disposition of USRPIs or attributable to certain distributions received by the Fund from a lower-tier regulated investment company or real estate investment trust, would be subject to U.S. tax withholding. In addition, such distributions could result in the Foreign Shareholder being required to file a U.S. income tax return and pay tax on the distributions at regular U.S.

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federal income tax rates. The consequences to a Foreign Shareholder, including the rate of withholding and the character of such distributions (e.g., as ordinary income or capital gain), would depend upon the extent of the Foreign Shareholder’s current and past ownership of the Fund. In addition, if a Fund were a USRPHC or former USRPHC, it could, in certain circumstances. be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% Foreign Shareholder, in which case such Foreign Shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

No assurance can be provided that a Fund will not constitute a qualified investment entity or a USRPHC. Whether or not Foreign Shareholder of a Fund is characterized as a qualified investment entity or a “USRHPC” will depend upon the nature and mix of the Fund’s assets. Foreign Shareholders should consult their tax advisors concerning the application of these rules to their investment in a Fund.

Other Withholding Rules

In general, a Foreign Shareholder that intends to qualify for a lower rate of withholding from a Fund under an applicable U.S. income tax treaty must provide the Fund with proper document (generally on a Form W-8BEN) certifying its eligibility for treaty relief. Foreign shareholders should consult their tax advisers in this regard.

Distributions and redemption proceeds paid or credited to a Foreign Shareholder are generally exempt from backup withholding. However, a Foreign Shareholder may be required to establish that exemption by providing certification of foreign status on an appropriate Form W-8.

Foreign Accounts

Under FATCA, foreign financial institutions as defined by FATCA (“FFIs”) or non-financial foreign entities as defined by FATCA (“NFFEs”) that are shareholders of a Fund may be subject to a 30% withholding tax on: (1) income dividends paid by the Fund, and (2) certain capital gain distributions and the proceeds of a sale of Fund shares. The FATCA withholding tax generally may be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI, and (b) by an NFFE, if it: (i) certifies that is has no substantial U.S. persons as owners or (ii) if it does have such owners, agrees to report information relating to them to the withholding agent (which may be the Fund). The U.S. Treasury has negotiated intergovernmental agreements (each, an “IGA”) with certain countries and is in various stages of negotiations with other foreign countries with respect to one or more alternative approaches to implement FATCA. An entity in one of those countries may be required to comply with the terms of an IGA and applicable local law instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS under section 1471(b) of the Code under which it agrees to verify, report and disclose certain of its U.S. accountholders and provided that such entity meets certain other specified requirements. The FFI will report to the IRS, or, depending on the FFI’s country of residence, to the government of that country (pursuant to the terms and conditions of an applicable IGA and applicable law), which will, in turn, report to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from a Fund can avoid FATCA withholding generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report to the Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in

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order to avoid FATCA withholding. The requirements imposed by FATCA are different from, and in addition to, the U.S. certification rules to avoid backup withholding described above.

Backup Withholding

Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any non-corporate shareholder who (i) fails to properly furnish such Fund with a correct taxpayer identification number (“TIN”), (ii) has under-reported dividend or interest income,, (iii) fails to certify to such Fund that it is not subject to such withholding, or (iv) has not certified that it is a U.S. person. The backup withholding tax rate is 24% for tax years beginning before January 1, 2026. If a shareholder fails to furnish a valid TIN upon request, the shareholder can be subject to IRS penalties.

Backup withholding is not an additional tax. Amounts withheld under the backup withholding rules from a payment to a shareholder generally may be refunded or credited against the shareholder federal income tax liability, if any, provided that certain required information is timely furnished to the Internal Revenue Service.

Other Tax Matters

Special tax rules apply to investments through defined contribution plans and other tax-advantaged plans. Shareholders should consult their tax advisor to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of an investment in the Funds would have on their particular tax situation.

Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding specific questions as to U.S. federal, state, local and, where applicable, foreign taxes. Foreign investors should consult their tax advisers concerning the U.S. federal income tax consequences of ownership of shares of the Fund and for more information on the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax rates (or a reduced rate of withholding provided by treaty).

The foregoing is a general summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

FINANCIAL STATEMENTS

The Funds are newly organized and therefore no financial information is included in this SAI. You may request a copy of the Funds’ Annual and Semi-Annual Reports to shareholders, once available, at no charge by calling the Funds at 1-866-239-9536 or by visiting the Fund’s website at www.cabanaetfs.com.

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Appendix A

Summary of Segall Bryant & Hamill Trust’s Proxy Voting Policy

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Appendix B

Cabana, LLC Proxy Voting Policy

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Appendix C

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” – Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“C” – Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – Obligations are in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks – Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody’s for short-term obligations:

“Prime-1” – Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

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“Prime-2” – Issuers (or supporting institutions) have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

“Prime-3” – Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

“Not Prime” – Issuers do not fall within any of the Prime rating categories.

Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added “+” to denote any exceptionally strong credit feature.

“F2" – Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

“F3” – Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

“B” – Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

“C” – Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments that is solely reliant upon a sustained, favorable business and economic environment.

“D” – Securities are in actual or imminent payment default.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

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“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” – A subordinated debt obligation rated “C” is currently highly vulnerable to nonpayment. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

“D – An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-) – The ratings from “AA” through “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa” – Bonds are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the “Aaa” securities.

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“A” – Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

“Baa” – Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

“Ba” – Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

“B” – Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

“Caa” – Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

“Ca” – Bonds represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

“C” – Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

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“BB” – Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

“B” – Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

“CCC,” “CC” and “C” – Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. “CC” ratings indicate that default of some kind appears probable, and “C” ratings signal imminent default.

“DDD,” “DD” and “D” – Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90%, and “D” the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect for repaying all obligations.

PLUS (+) or MINUS (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” long-term rating category or to categories below “CCC”.

Notes to Short-Term and Long-Term Credit Ratings

Standard & Poor’s

CreditWatch: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor’s analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action, or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The “positive” designation means that a rating may be raised; “negative” means a rating may be lowered; and “developing” means that a rating may be raised, lowered or affirmed.

Rating Outlook: A Standard & Poor’s Rating Outlook assesses the potential direction of a long-term credit rating over the intermediate to longer term. In determining a Rating Outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An Outlook is not necessarily a precursor of a rating change or future CreditWatch action.

●	Positive means that a rating may be raised.

●	Negative means that a rating may be lowered.

●	Stable means that a rating is not likely to change.

●	Developing means a rating may be raised or lowered.

●	N.M. means not meaningful.

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Moody’s

Watchlist: Watchlists list the names of credits whose ratings have a likelihood of changing. These names are actively under review because of developing trends or events that, in Moody’s opinion, warrant a more extensive examination. Inclusion on this Watchlist is made solely at the discretion of Moody’s Investors Service, and not all borrowers with ratings presently under review for possible downgrade or upgrade are included on any one Watchlist. In certain cases, names may be removed from this Watchlist without a change in rating.

Fitch

Withdrawn: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

Rating Outlook: A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are “stable” could be upgraded or downgraded before an outlook moves to a positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

Municipal Note Ratings

A Standard & Poor’s note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor’s for municipal notes:

“SP-1” – The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

“SP-2” – The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated Moody’s Investment Grade (“MIG”) and are divided into three levels – MIG 1 through MIG 3. In the case of variable rate demand obligations, a two-component rating is assigned. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature is designated as VMIG. MIG ratings expire at note maturity. By contrast, VMIG ratings expirations will be a function of each issue’s specific structural or credit features. The following summarizes the ratings by Moody’s for these short-term obligations:

“MIG-1”/“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

“MIG-2”/“VMIG-2” – This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

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“MIG-3”/“VMIG-3” – This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation. Credit ratings may be changed, suspended or withdrawn.

Moody’s credit ratings must be construed solely as statements of opinion and not recommendations to purchase, sell or hold any securities.

Fitch credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. However, Fitch credit ratings are not recommendations to buy, sell or hold any security. Ratings may be changed or withdrawn.

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PART C – OTHER INFORMATION

Item 28.	Exhibits.

(a)	(1)	Amended and Restated Declaration of Trust of Registrant dated November 19, 1987 is incorporated herein by reference to Exhibit (1)(a) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2-75677).
	(2)	Amendment dated July 16, 1990 to Amended and Restated Declaration of Trust of Registrant dated November 19, 1987 is incorporated herein by reference to Exhibit (1)(b) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2-75677).
	(3)	Amendment No. 2 dated November 12, 2003 to Amended and Restated Declaration of Trust dated November 19, 1987 of Registrant is incorporated herein by reference to Exhibit (1)(c) to the Form N-14 Registration Statement as filed with the Commission on September 21, 2004 (File No. 333-119169).
	(4)	Amendment No. 3 dated February 19, 2010 to Amended and Restated Declaration of Trust dated November 19, 1987 of Registrant is incorporated herein by reference to Exhibit (a)(4) to Post-Effective Amendment No 71 as filed with the Commission on April 30, 2010 (Registration No. 2-75677).
	(5)	Amendment No. 4 dated April 29, 2014 to Amended and Restated Declaration of Trust dated November 19, 1987 of Registrant is incorporated herein by reference to Exhibit (a)(5) to Post-Effective Amendment No. 83 as filed with the Commission on April 30, 2014 (Registration No. 2-75677).
	(6)	Amendment No. 5 dated April 26, 2018 to Amended and Restated Declaration of Trust dated November 19, 1987 of Registrant is incorporated herein by reference to Exhibit (a)(6) to Post-Effective Amendment No. 101 as filed with the Commission on September 28, 2018 (Registration No. 2-75677).
	(7)	Form of Amendment No. 6 dated August 23, 2019 to Amended and Restated Declaration of Trust dated November 19, 1987 of Registrant is incorporated herein by reference to Exhibit (a)(7) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).
(b)	(1)	Registrant's Amended and Restated Code of Regulations dated October 24, 1995 is incorporated herein by reference to Exhibit 2(a) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2-75677).
	(2)	Amendment No. 1 dated November 15, 2006 to Amended and Restated Code of Regulations dated October 24, 1995 is incorporated herein by reference to Exhibit (b)(2) to Post-Effective Amendment No. 61 as filed with the Commission on April 30, 2007 (Registration No. 2-75677).
	(3)	Amendment No. 2 dated May 1, 2018 to Amended and Restated Code of Regulations dated October 24, 1995 is incorporated herein by reference to Exhibit (b)(3) to Post-Effective Amendment No. 101 as filed with the Commission on September 28, 2018 (Registration No. 2-75677).

(c)		See Articles IV, V and VIII of the Amended and Restated Declaration of Trust which is incorporated herein by reference to Exhibit (1)(a) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2-75677); Amendment to Amended and Restated Declaration of Trust which is incorporated herein by reference to Exhibit (1)(b) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2-75677); and Article II, Article V and Sections 6.1 and 6.4 of Article VI of the Amended and Restated Code of Regulations which is incorporated herein by reference to Exhibit 2(a) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2-75677).
(d)	(1)	Investment Advisory Agreement dated May 1, 2018 between Registrant and Segall Bryant & Hamill, LLC relating to Registrant’s Colorado Tax- Exempt Fund, Flexible Income Fund, Global Large-Cap Dividend Fund, International Small-Cap Fund, Large-Cap Dividend Fund, Micro-Cap Opportunity Fund, Mid-Cap Value Dividend Fund, Mid-Cap Value Dividend Fund II, Municipal Opportunities Fund, Plus Bond Fund, Small-Cap Growth Fund, Small-Cap Growth Fund II, Small-Cap Value Dividend Fund and Smid-Cap Value Dividend Fund is incorporated herein by reference to Exhibit (d)(1) to Post-Effective Amendment No. 101 as filed with the Commission on September 28, 2018 (Registration No. 2-75677).
	(2)	Amendment No. 1 dated November 15, 2018 to the Investment Advisory Agreement dated as of May 1, 2018 between Registrant and Segall Bryant & Hamill, LLC related to Registrant’s Short Term Plus Fund is incorporated herein by reference to Exhibit (d)(2) to Post-Effective Amendment No. 104 as filed with the Commission on February 20, 2019 (Registration No. 2-75677).
	(3)	Amendment No. 2 dated December 24, 2018 to the Investment Advisory Agreement dated as of May 1, 2018 between Registrant and Segall Bryant & Hamill, LLC related to the merger of Small Cap Growth Fund II and Mid Cap Value Dividend Fund II is incorporated herein by reference to Exhibit (d)(3) to Post-Effective Amendment No. 104 as filed with the Commission on February 20, 2019 (Registration No. 2-75677).
	(4)	Amendment No. 3 dated May 1, 2019 to the Investment Advisory Agreement dated as of May 1, 2018 between Registrant and Segall Bryant & Hamill, LLC related to Registrant’s All Cap Fund, Small Cap Value Fund, Emerging Markets Fund and International Small Cap Fund is incorporated herein by reference to Exhibit (d)(4) to Post-Effective Amendment No. 106 as filed with the Commission on April 30, 2019 (Registration No. 2-75677).
	(5)	Amendment No. 4 dated December 31, 2019 to the Investment Advisory Agreement dated as of May 1, 2018 to remove the Segall Bryant & Hamill Smid Cap Value Dividend Fund that was liquidated and the addition of the Segall Bryant & Hamill Small Cap Core Fund is incorporated herein by reference to Post-Effective Amendment No. 121 as filed with the Commission on April 28, 2021 (Registration No. 2-75677).
	(6)	Form of Amendment No. 5 dated May 1, 2020, to the Investment Advisory Agreement dated as of May 1, 2018 to adjust the contractual advisory fee rate for the Segall Bryant & Hamill All Cap Fund, Segall Bryant & Hamill Municipal Opportunities Fund and Segall Bryant & Hamill Colorado Tax Free Fund is incorporated herein by reference to Exhibit (d)(6) to Post-Effective Amendment No. 119 as filed with the Commission on April 29, 2020 (Registration No. 2-75677).

	(7)	Form of Amendment No. 6 dated September 25, 2020, to the Investment Advisory Agreement dated as of May 1, 2018 to reflect the revised name of the Segall Bryant & Hamill Global Large Cap Fund to the Segall Bryant & Hamill Global All Cap Fund and to remove the Segall Bryant & Hamill Mid Cap Value Dividend Fund that was liquidated effective September 17, 2020 and to remove the Segall Bryant & Hamill Small Cap Value Dividend Fund that was merged into the Segall Bryant & Hamill Small Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 121 as filed with the Commission on April 28, 2021 (Registration No. 2-75677).
	(8)	Interim Investment Advisory Agreement dated April 30, 2021, between Registrant and Segall Bryant & Hamill, LLC relating to Registrant’s All Cap Fund, Colorado Tax-Free Fund, Emerging Markets Fund, Fundamental International Small Cap Fund, Global All Cap Fund, International Small Cap Fund, Municipal Opportunities Fund, Plus Bond Fund, Quality High Yield Fund, Short Term Plus Fund, Small Cap Growth Fund, Small Cap Value Fund, Small Cap Core Fund and Workplace Equality Fund is incorporated herein by reference to Post-Effective Amendment No. 121 as filed with the Commission on April 28, 2021 (Registration No. 2-75677).
	(9)	Investment Advisory Agreement dated [], 2022, between Registrant and Cabana LLC d/b/a Cabana Asset Management relating to Registrant’s CI Cabana Focused Consumer Non-Cyclicals Sector ETF, CI Cabana Focused Consumer Cyclicals & Services Sector ETF, CI Cabana Focused Energy Sector ETF, CI Cabana Focused Financial Sector ETF, CI Cabana Focused Health Care Sector ETF, CI Cabana Focused Industrials Sector ETF, CI Cabana Focused Non-Energy Materials Sector ETF, CI Cabana Focused Real Estate Sector ETF, CI Cabana Focused Technology Sector ETF, and CI Cabana Focused Utilities Sector ETF, to be filed by amendment.
	(10)	Investment Subadvisory Agreement dated [], 2022, between Cabana LLC and Exchange Traded Concepts, LLC relating to Registrant’s CI Cabana Focused Consumer Non-Cyclicals Sector ETF, CI Cabana Focused Consumer Cyclicals & Services Sector ETF, CI Cabana Focused Energy Sector ETF, CI Cabana Focused Financial Sector ETF, CI Cabana Focused Health Care Sector ETF, CI Cabana Focused Industrials Sector ETF, CI Cabana Focused Non-Energy Materials Sector ETF, CI Cabana Focused Real Estate Sector ETF, CI Cabana Focused Technology Sector ETF, and CI Cabana Focused Utilities Sector ETF, to be filed by amendment.
	(11)	Fee Waiver Letter Agreement dated [], 2022, between Registrant and Cabana LLC d/b/a Cabana Asset Management relating to Registrant’s CI Cabana Focused Consumer Non-Cyclicals Sector ETF, CI Cabana Focused Consumer Cyclicals & Services Sector ETF, CI Cabana Focused Energy Sector ETF, CI Cabana Focused Financial Sector ETF, CI Cabana Focused Health Care Sector ETF, CI Cabana Focused Industrials Sector ETF, CI Cabana Focused Non-Energy Materials Sector ETF, CI Cabana Focused Real Estate Sector ETF, CI Cabana Focused Technology Sector ETF, and CI Cabana Focused Utilities Sector ETF, to be filed by amendment.
	(12)	Reserved.
	(13)	Fee Waiver Letter Agreement dated April 30, 2021, between Registrant and Segall Bryant & Hamill, LLC is incorporated herein by reference to Post-Effective Amendment No. 121 as filed with the Commission on April 28, 2021 (Registration No. 2-75677).
(e)	(1)	Form of Distribution Agreement dated May 3, 2019 between Registrant and Ultimus Fund Distributors LLC, is incorporated herein by reference to Exhibit (e)(1) to Post-Effective Amendment No. 106 as filed with the Commission on April 30, 2019 (Registration No. 2-75677).
	(2)	Amendment No. 1 dated October 30, 2019, to the Distribution Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Distributors, LLC dated May 3, 2019, is incorporated herein by reference to Exhibit (e)(2) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).

	(3)	Amendment No. 2 dated December 9, 2019, to the Distribution Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Distributors, LLC dated May 3, 2019, incorporated herein by reference to Exhibit (e)(3) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).
	(4)	Amendment No. 3 dated December 30, 2019, to the Distribution Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Distributors, LLC dated May 3, 2019, incorporated herein by reference to Exhibit (e)(4) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).
	(5)	Amendment No. 4 dated April 8, 2020, to the Distribution Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Distributors, LLC dated May 3, 2019, is incorporated herein by reference to Post-Effective Amendment No. 121 as filed with the Commission on April 28, 2021 (Registration No. 2-75677).
	(6)	Amendment No. 5 dated September 25, 2020, to the Distribution Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Distributors, LLC dated May 3, 2019, is incorporated herein by reference to Post-Effective Amendment No. 121 as filed with the Commission on April 28, 2021 (Registration No. 2-75677).
	(7)	Form of Broker/Dealer Selling Agreement is incorporated herein by reference to Exhibit (e)(3) to Post-Effective Amendment No. 67 as filed with the Commission on June 23, 2008 (Registration No. 2-75677).
	(8)	Form of Shareholder Servicing Agreement is incorporated herein by reference to Exhibit (e)(4) to Post-Effective Amendment No. 67 as filed with the Commission on June 23, 2008 (Registration No. 2-75677).
	(9)	ETF Distribution Agreement between the Registrant and [] dated [], 2022, relating to Registrant’s CI Cabana Focused Consumer Non-Cyclicals Sector ETF, CI Cabana Focused Consumer Cyclicals & Services Sector ETF, CI Cabana Focused Energy Sector ETF, CI Cabana Focused Financial Sector ETF, CI Cabana Focused Health Care Sector ETF, CI Cabana Focused Industrials Sector ETF, CI Cabana Focused Non-Energy Materials Sector ETF, CI Cabana Focused Real Estate Sector ETF, CI Cabana Focused Technology Sector ETF, and CI Cabana Focused Utilities Sector ETF, to be filed by amendment.
(f)	(1)	Westcore Trust Deferred Compensation Plan (as amended and restated effective February 13, 2008) is incorporated herein by reference to Exhibit (f) to Post-Effective Amendment No. 64 as filed with the Commission on April 2, 2008 (Registration No. 2-75677).
	(2)	Amendment dated December 31, 2010 to Deferred Compensation Plan is incorporated herein by reference to Exhibit (f)(1) to Post-Effective Amendment No. 72 as filed with the Commission on April 29, 2011 (Registration No. 2-75677).
(g)	(1)	Custody Agreement dated May 6, 2019, between Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to Post-Effective Amendment No. 121 as filed with the Commission on April 28, 2021 (Registration No. 2-75677).
	(2)	Amendment to Custody Agreement dated December 31, 2019, between Registrant and Brown Brothers Harriman & Co. regarding Segall Bryant & Hamill Small Cap Core to be filed by amendment.

(3)	Custody and ETF Transfer Agent Agreement dated [], 2022, between Registrant and Brown Brothers Harriman & Co. relating to the Registrant’s CI Cabana Focused Consumer Non-Cyclicals Sector ETF, CI Cabana Focused Consumer Cyclicals & Services Sector ETF, CI Cabana Focused Energy Sector ETF, CI Cabana Focused Financial Sector ETF, CI Cabana Focused Health Care Sector ETF, CI Cabana Focused Industrials Sector ETF, CI Cabana Focused Non-Energy Materials Sector ETF, CI Cabana Focused Real Estate Sector ETF, CI Cabana Focused Technology Sector ETF, and CI Cabana Focused Utilities Sector ETF, to be filed by amendment.

(h)	(1)	(i)	Third Amended and Restated Administration Agreement dated May 1, 2012 between Registrant and Denver Investment Advisors LLC relating to Registrant’s Growth Fund, MIDCO Growth Fund, Select Fund, Blue Chip Fund, Mid-Cap Value Fund, Small-Cap Opportunity Fund, Small-Cap Value Fund, Micro-Cap Opportunity Fund, International Small-Cap Fund, Flexible Income Fund, Plus Bond Fund, and Colorado Tax-Exempt Fund is incorporated herein by reference to Exhibit 13(h)(1)(i) to Post-Effective Amendment No. 77 as filed with the Commission on April 30, 2013 (Registration No. 2-75677).
		(ii)	Amendment No. 1 dated December 19, 2013 to the Third Amended and Restated Administration Agreement dated May 1, 2012 between Registrant and Denver Investment Advisors LLC relating to Registrant’s Small-Cap Growth Fund is incorporated herein by reference to Exhibit (h)(1)(ii) to Post-Effective Amendment No. 80 as filed with the Commission on December 19, 2013 (Registration No. 2-75677).
		(iii)	Amendment No. 2 dated April 29, 2016 to the Third Amended and Restated Administration Agreement dated May 1, 2012 between Registrant and Denver Investment Advisors LLC is incorporated herein by reference to Exhibit (h)(1)(iii) to Post-Effective Amendment No. 89 as filed with the Commission on April 29, 2016 (Registration No. 2-75677).
		(iv)	Amendment No. 3 dated December 15, 2016 to the Third Amended and Restated Administration Agreement dated May 1, 2012 between Registrant and Denver Investment Advisors LLC relating to Registrant’s Municipal Opportunities Fund and Registrant’s Smid-Cap Value Divided Fund is incorporated herein by reference to Exhibit (h)(1)(iv) to Post-Effective Amendment No. 93 as filed with the Commission on December 15, 2016 (Registration No. 2-75677).
		(v)	Letter Agreement dated April 26, 2018 between the Registrant and Denver Investment Advisors LLC is incorporated herein by reference to Exhibit (h)(1)(v) to Post-Effective Amendment No. 99 as filed with the Commission on April 30, 2018 (Registration No. 2-75677).
		(vi)	Amendment No. 4 dated December 14, 2018, to the Third Amended and Restated Administration Agreement dated May 1, 2012 between Registrant and Segall Bryant & Hamill, LLC relating to Registrant’s Short Term Plus Fund is incorporated herein by reference to Exhibit (h)(1)(vi) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).
		(vii)	Amendment No. 5 dated May 1, 2019, to the Third Amended and Restated Administration Agreement dated May 1, 2012 between Registrant and Segall Bryant & Hamill, LLC to revise the Fees: Expenses section is incorporated herein by reference to Exhibit (h)(1)(vii) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).

		(viii)	Amendment No. 6 dated December 31, 2019, to the Third Amended and Restated Administration Agreement dated May 1, 2012 between Registrant and Segall Bryant & Hamill, LLC to revise the Fees: Expenses section is incorporated herein by reference to Exhibit (h)(1)(viii) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).
		(ix)	Form of Amendment No. 7 dated September 25, 2020, to the Third Amended and Restated Administration Agreement dated May 1, 2012 between Registrant and Segall Bryant & Hamill, LLC to reflect the revised name of the Segall Bryant & Hamill Global Large Cap Fund to the Segall Bryant & Hamill Global All Cap Fund and to remove the Segall Bryant & Hamill Mid Cap Value Dividend Fund that was liquidated effective September 17, 2020 and to remove the Segall Bryant & Hamill Small Cap Value Dividend Fund that was merged into the Segall Bryant & Hamill Small Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 121 as filed with the Commission on April 28, 2021 (Registration No. 2-75677).
(h)	(2)	(i)	Form of Master Services Agreement dated May 3, 2019 between Registrant and Ultimus Fund Solutions, LLC is incorporated herein by reference to Exhibit (d)(3) to Post-Effective Amendment No. 106 as filed with the Commission on April 30, 2019 (Registration No. 2-75677).
		(ii)	Amendment No. 1 dated October 30, 2019, to the Master Services Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Solutions, LLC dated May 3, 2019, is incorporated herein by reference to Exhibit (h)(2)(ii) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).
		(iii)	Amendment No. 2 dated December 9, 2019, to the Master Services Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Solutions, LLC dated May 3, 2019, is incorporated herein by reference to Exhibit (h)(2)(iii) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).
		(iv)	Amendment No. 3 dated December 30, 2019, to the Master Services Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Solutions, LLC dated May 3, 2019, is incorporated herein by reference to Exhibit (h)(2)(iv) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).
		(v)	Amendment dated January 1, 2020, to the Master Services Agreement and Fund Accounting and Fund Administration Fee Letter between Segall Bryant & Hamill Trust and Ultimus Fund Solutions, LLC dated May 3, 2019 is incorporated herein by reference to Exhibit (h)(2)(v) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).
		(vi)	Amendment No. 4 dated April 8, 2020, to the Master Services Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Solutions, LLC dated May 3, 2019, is incorporated herein by reference to Post-Effective Amendment No. 121 as filed with the Commission on April 28, 2021 (Registration No. 2-75677).

(viii)	Amendment No. 5 dated September 17, 2020, to the Master Services Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Solutions, LLC dated May 3, 2019, is incorporated herein by reference to Post-Effective Amendment No. 121 as filed with the Commission on April 28, 2021 (Registration No. 2-75677).
(viii)	Amendment No. 6 dated September 22, 2020, to the Master Services Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Solutions, LLC dated May 3, 2019, is incorporated herein by reference to Post-Effective Amendment No. 121 as filed with the Commission on April 28, 2021 (Registration No. 2-75677).
(ix)	Amendment No. 7 dated September 25, 2020, to the Master Services Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Solutions, LLC dated May 3, 2019, is incorporated herein by reference to Post-Effective Amendment No. 121 as filed with the Commission on April 28, 2021 (Registration No. 2-75677).
(3) (i)	Shareholder Services Plan dated May 13, 2020, between Registrant and Segall Bryant & Hamill, LLC is incorporated herein by reference to Post-Effective Amendment No. 121 as filed with the Commission on April 28, 2021 (Registration No. 2-75677).
(4)	Form of Authorized Participant Agreement between the Registrant, Distributor and a participant, to be filed by amendment.
(5)	Form of ETF Master Services Agreement between the Registrant and [] dated [], 2022 relating to the Registrant’s CI Cabana Focused Consumer Non-Cyclicals Sector ETF, CI Cabana Focused Consumer Cyclicals & Services Sector ETF, CI Cabana Focused Energy Sector ETF, CI Cabana Focused Financial Sector ETF, CI Cabana Focused Health Care Sector ETF, CI Cabana Focused Industrials Sector ETF, CI Cabana Focused Non-Energy Materials Sector ETF, CI Cabana Focused Real Estate Sector ETF, CI Cabana Focused Technology Sector ETF, and CI Cabana Focused Utilities Sector ETF, to be filed by amendment.
(i)(1)	Opinion of Davis Graham & Stubbs LLP, counsel to the Registrant, is incorporated herein by reference to Post-Effective Amendment No. 121 as filed with the Commission on April 28, 2021 (Registration No. 2-75677).
(i)(2)	Opinion of Davis Graham & Stubbs LLP, counsel to the Registrant, relating to the Registrant’s CI Cabana Focused Consumer Non-Cyclicals Sector ETF, CI Cabana Focused Consumer Cyclicals & Services Sector ETF, CI Cabana Focused Energy Sector ETF, CI Cabana Focused Financial Sector ETF, CI Cabana Focused Health Care Sector ETF, CI Cabana Focused Industrials Sector ETF, CI Cabana Focused Non-Energy Materials Sector ETF, CI Cabana Focused Real Estate Sector ETF, CI Cabana Focused Technology Sector ETF, and CI Cabana Focused Utilities Sector ETF, to be filed by amendment.
(j)(1)	Consent of Cohen & Company, Ltd., current Independent Registered Public Accounting Firm, is incorporated herein by reference to Post-Effective Amendment No. 121 as filed with the Commission on April 28, 2021 (Registration No. 2-75677).
(j)(2)	Consent of [ ], relating to the Registrant’s CI Cabana Focused Consumer Non-Cyclicals Sector ETF, CI Cabana Focused Consumer Cyclicals & Services Sector ETF, CI Cabana Focused Energy Sector ETF, CI Cabana Focused Financial Sector ETF, CI Cabana Focused Health Care Sector ETF, CI Cabana Focused Industrials Sector ETF, CI Cabana Focused Non-Energy Materials Sector ETF, CI Cabana Focused Real Estate Sector ETF, CI Cabana Focused Technology Sector ETF, and CI Cabana Focused Utilities Sector ETF, to be filed by amendment.

(k)	None.
(l)	None.
(m)	None.
(n)	(1)	Rule 18f-3 Plan, authorized August 21, 2007, as amended May 13, 2020, is incorporated herein by reference to Post-Effective Amendment No. 121 as filed with the Commission on April 28, 2021 (Registration No. 2-75677).
(p)	(1)	Amended Code of Ethics of Registrant dated as of February 22, 2006 is incorporated herein by reference to Exhibit (p)(1) to Post-Effective Amendment No. 60 as filed with the Commission on September 28, 2006 (Registration No. 2-75677).
	(2)	Code of Ethics of Segall Bryant & Hamill, LLC dated as of October 1, 2018 is incorporated herein by reference to Exhibit (p)(2) to Post-Effective Amendment No. 102 as filed with the Commission on December 12, 2018 (Registration No. 2-75677).
	(3)	Ultimus Fund Distributors, LLC Code of Ethics dated September 30, 2016 (last updated April 3, 2019) is incorporated herein by reference to Exhibit (17)(i) to the Registrant’s Registration Statement on Form N-14 as filed with the Commission on April 8, 2019 (Registration No. 333-230771).
	(4)	Code of Ethics of Cabana LLC, to be filed by amendment.
	(5)	Code of Ethics of Exchange Traded Concepts, LLC, to be filed by amendment.
(q)	(1)	Powers of Attorney are incorporated herein by reference to Exhibit (q) to Post-Effective Amendment No. 101 as filed with the Commission on September 28, 2018 (Registration No. 2-75677).
	(2)	Power of Attorney for Thomas J. Abood is incorporated herein by reference to Exhibit (q)(2) to Post-Effective Amendment No. 102 as filed with the Commission on December 12, 2018 (Registration No. 2-75677).
	(3)	Power of Attorney for Lloyd “Chip” Voneiff is incorporated herein by reference to Post-Effective Amendment No. 121 as filed with the Commission on April 28, 2021 (Registration No. 2-75677) .

Item 29.	Persons Controlled by or Under Common Control with the Registrant.

Registrant is controlled by its Board of Trustees. Certain of Registrant’s trustees serve on the board of directors/trustees of certain other registered investment companies. (See “Management of the Funds – Trustees and Officers” in Part B hereof.)

Item 30.	Indemnification.

Amended and Restated Declaration of Trust. Section 9.3 of the Registrant’s Amended and Restated Declaration of Trust dated November 19, 1987, as amended, incorporated herein by reference to Exhibit (1)(a) to Post-Effective Amendment No. 45 (Registration No. 2-75677) and Exhibit (a)(4) to Post-Effective Amendment No. 71 (Registration No. 2-75677), provides as follows:

9.3 Indemnification of Trustees, Representatives and Employees. The Trust shall indemnify its Trustees, to the fullest extent permitted by law, against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee, except with respect to any matter as to which he shall have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided that any such indemnification shall be preceded by a reasonable and fair determination that an indemnification shall be made, where such reasonable and fair means of determination would include: (a) a final decision on the merits by a court or other body before whom the proceeding was brought that the indemnitee was not liable by reason of disabling conduct, or (b) the reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of having acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, by either (i) the vote of a majority of Trustees who are neither “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, nor parties to the proceeding, or (ii) by the written opinion of independent legal counsel; and further provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification; and further provided that, as a condition to the advance either: (x) the indemnitee shall provide a security for his or her undertaking; (y) the Trust shall be insured against losses arising by reason of any lawful advances; or (z) either (i) a majority of Trustees who are neither “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, nor parties to the proceeding or (ii) independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

The Trustees shall indemnify representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

For the purpose of this Section 9.3, representatives shall mean the officers of the Trust, as elected or appointed by the Trustees from time to time.

Section 9.6 of the Registrant’s Amended and Restated Declaration of Trust dated November 19, 1987, incorporated herein by reference as Exhibit (1)(a) to Post-Effective Amendment No. 45 (Registration No. 2-75677), also provides for the indemnification of shareholders of the Registrant. Section 9.6 states as follows:

9.6 Indemnification of Shareholders. In case any shareholder or former shareholder shall be held to be personally liable solely by reason of his being or having been shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the classes of Shares with the same alphabetical designation as that of the Shares owned by such shareholder to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust and satisfy any judgment thereon from such assets.

Distribution Agreement and Master Services Agreement. Indemnification of Registrant’s trustees, officers and controlling persons against any and all claims, demands, liabilities and expenses arising directly or indirectly out of (1) the Indemnifying Party’s failure to exercise the standard of care set forth above unless such Losses were caused in part by the Indemnitees own willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard of its obligations and duties hereunder; (2) any violation of Applicable Law by the Indemnifying Party or its affiliated persons or agents relating to this Agreement and the activities thereunder; and (3) any material breach by the Indemnifying Party or its affiliated persons or agents of this Agreement. is provided for in Section 11.3 of the Distribution Agreement dated May 3, 2019, is incorporated herein by reference to Exhibit (e)(2)(i) to Post-Effective Amendment No. 104 as filed with the Commission on February 20, 2019 (Registration No. 2-75677) and Section 10.3 of the Master Services Agreement dated May 3, 2019 are incorporated herein by reference to Exhibit (h)(2) to Post-Effective Amendment No. 104 as filed with the Commission on February 20, 2019 (Registration No. 2-75677).

“Indemnified Party” means (i) the Trust; (ii) each current, former and future officer, trustee, beneficial interest holder, employee, agent, attorney, predecessor, successor, representative or affiliate of the Trust, but not Segall Bryant & Hamill LLC or any of Segall Bryant & Hamill LLC’s current, former and future officers, trustees, beneficial interest holders, employees, agents, attorneys, predecessors, successors or representatives; (iii) any successor, assign, heir, estate or legal representative of any of the parties described in clauses (i) or (ii); and (iv) any series or portfolio of the Trust.

“Claims” means any and all actions, suits, claims, rights, causes of action, demands, damages, losses, liabilities, expenses, costs, attorneys’ fees or charges of whatever kind or nature, whether contingent or fixed, whether known or unknown, whether suspected or unsuspected, which any person (i) now has or claims to have, (ii) at any time had or claimed to have, or (iii) at any time hereafter may have or claim to have.

“Damages” means any and all costs, liabilities, obligations, losses, claims, expenses, damages or judgments of any kind, including reasonable attorneys’ fees and the fees of accountants and experts.

Other. Registrant has obtained from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions. Registrant will not pay an insurance premium for insurance coverage which indemnifies for any act for which Registrant itself cannot indemnify. Generally, trustees and officers of the Registrant are indemnified under contracts entered into with unaffiliated third parties in the ordinary course of business against losses, claims, damages, liabilities and expenses arising out of negligence or willful misconduct, violation of applicable law, breach of material provisions of such contracts or of representations, warranties or covenants made in such contracts.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser.

Each Adviser to the Registrant is registered under the Investment Advisers Act of 1940. The current Uniform Application for Investment Adviser Registration (“Form ADV”) filed with the SEC by each Adviser is incorporated by reference in response to this item. A list of each Adviser’s File No. and CRD No. is below. The current Form ADV may be accessed through the SEC’s website at https://www.adviserinfo.sec.gov/.

To Registrant’s knowledge, none of the directors or senior executive officers of Segall Bryant & Hamill, LLC or Cabana LLC, is, or has been at any time during Registrant’s past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature.

Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Exchange Traded Concepts, LLC is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Name and Position With Adviser*	Name of Other Company*	Connection with Other Company*
J. Garrett Stevens Chief Executive Officer	T.S. Phillips Investments, Inc.	Vice President
	Phillips Capital Advisors, Inc.	Vice President
James J. Baker, Jr. Member	N/A	N/A

Adviser	File No.	CRD No.
Segall Bryant & Hamill, LLC	801-47232	106505
Cabana LLC	801-108439	151418
Exchange Traded Concepts, LLC	801-70485	151197

Item 32.	Principal Underwriters.

(a) Ultimus Fund Distributors, LLC (the “Distributor”), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, also acts as the principal underwriter for the following other open-end and closed-end investment companies:

Williamsburg Investment Trust	Schwartz Investment Trust
Papp Investment Trust	CM Advisors Family of Funds
AlphaMark Investment Trust	Ultimus Managers Trust
Chesapeake Investment Trust	The Cutler Trust
Connors Funds	Eubel Brady & Suttman Mutual Fund Trust
The Investment House Funds	Centaur Mutual Funds Trust
Hussman Investment Trust	Peachtree Alternative Strategies Fund
Oak Associates Funds	Conestoga Funds
Unified Series Trust	Caldwell & Orkin Funds, Inc.
Valued Advisers Trust	ALTI Private Equity Access Fund
Segall Bryant & Hamill Trust	Red Cedar Fund Trust
Yorktown Funds	Bruce Fund, Inc.
HC Capital Trust	Commonwealth International Series Trust
Cross Shore Discovery Fund	Index Funds

VELA Funds	Waycross Independent Trust
Lind Capital Partners Municipal Credit Income Fund	ALTI Private Equity Access Fund
Oakhurst Funds Trust	Fairway Private Equity & Venture Capital Opportunities Fund

(b) To the best of Registrant’s knowledge, the directors and executive officers of Ultimus Fund Distributors, LLC, are as follows:

Name	Position with Distributor	Position with Registrant
Kevin Guerette	President	None
Stephen L. Preston	Vice President, Financial Operations Principal, Chief Compliance Officer and Anti-Money Laundering Compliance Officer	Assistant Vice President/ Anti-Money Laundering Officer
Douglas K. Jones	Vice President	None
Melvin Van Cleave	Chief Information Security Officer	None

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 225 Pictoria Dr., Suite 450, Cincinnati, OH 45246.

(c) None.

Item 33.	Location of Accounts and Records.

(a) Segall Bryant & Hamill, LLC, 540 West Madison Street, Suite 1900, Chicago, IL 60661-2551 and 370 17th Street, Suite 5000, Denver, Colorado 80202 (records relating to its function as investment adviser for the Registrant).

(b) Cabana LLC d/b/a Cabana Asset Management, 220 S. School Avenue, Fayetteville, Arkansas 72701 (records relating to its function as investment adviser for the Registrant).

(c) Exchange Traded Concepts, LLC, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, and 295 Madison Avenue, New York, New York 10017 (records relating to its function as investment subadviser for the Registrant).

(d) Ultimus Fund Solutions, LLC, 225 Pictoria Dr., Suite 450, Cincinnati, OH 45246 (records relating to its functions as administrator, transfer agent and bookkeeping and pricing agent for each of Registrant’s investment portfolios).

(e) Ultimus Fund Distributors, LLC, 225 Pictoria Dr., Suite 450, Cincinnati, OH 45246 (records relating to its function as distributor for each of the Registrant’s investment portfolios).

(f) Brown Brothers Harriman & Co. (“BBH”) (the “Custodian”), 50 Post Office Square, Boston, MA 02110 (records relating to its functions as custodian for each of the Registrant’s investment portfolios).

Item 34.	Management Services.

None.

Item 35.	Undertakings.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver and State of Colorado on the 8th day of April, 2022.

SEGALL BRYANT & HAMILL TRUST
Registrant

By:	/s/ Philip L. Hildebrandt
Philip L. Hildebrandt
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to Registrant’s Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date
	*		April 8, 2022
	Janice M. Teague	Chairman of the Board of Trustees

	*		April 8, 2022
	Thomas J. Abood	Trustee

	*		April 8, 2022
	Rick A. Pederson	Trustee

	*		April 8, 2022
	John A. DeTore	Trustee

	*		April 8, 2022
	James A. Smith	Trustee

	*		April 8, 2022
	Lloyd “Chip” Voneiff	Trustee

	/s/ Jasper R. Frontz		April 8, 2022
	Jasper R. Frontz	Treasurer (Principal Financial Officer and Chief Accounting Officer)
Chief Compliance Officer

*By:	/s/ Philip L. Hildebrandt		April 8, 2022
	Philip L. Hildebrandt	President (Principal Executive Officer)
In his capacity as an officer and as Attorney-in-fact.

EXHIBIT INDEX

None.